UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22538
Advisers Investment Trust
(Exact name of registrant as specified in charter)

50 S. LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices) (Zip code)
The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
866-638-5859
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2025
Item 1. Reports to Stockholders.
(a) The Report to Shareholders are included herewith.

State Farm Growth Fund
Ticker | STFGX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the State Farm Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Growth Fund	$13	0.12%
What impacted Fund performance over the reporting period?
The Fund invests under normal circumstances at least 80% of its assets in equity securities that at the time of investment are expected to appreciate over the long-term. Equity securities include, among other things, common stocks, preferred stocks, and American Depositary Receipts.
For the 12-month period ended September 30, 2025, the Growth Fund underperformed the S&P 500 Index. During that timeframe, the Growth Fund’s bias to defensive factors and sectors led to underperformance as much of the market’s momentum was temporarily propelled by a relatively small number of mega-cap and tech adjacent names.
The following table outlines key factors that affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Companies with strong fundamentals (High Quality)	Negative	Companies with strong fundamentals, as measured by their management efficiency, profitability and cash flow, outperformed those with weaker fundamentals. However, this effect was most pronounced in moderately strong names. The strategy was only moderately underweight this group in favor of the highest quality stocks, leading to modest underperformance.
Companies that are less volatile (Low Volatility)	Negative	The highest volatility companies significantly outperformed the overall index, leading to underperformance in low volatility companies.
Dividend paying companies	Negative	Dividend payers underperformed non-dividend payers, hampering performance.
Sectors	Negative	The Fund was underweight information technology relative to the S&P 500 Index, which outperformed. Additionally, the Fund was overweight health care, consumer staples, and materials relative to the S&P 500 Index, which underperformed.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
State Farm Growth Fund	15.38%	15.67%	13.70%
Benchmark: S&P 500 Index	17.60%	16.47%	15.30%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS
Fund net assets	$8,813,282,970
Total number of portfolio holdings	286
Total net fees paid to Adviser	$5,410,924
Portfolio turnover rate	29%
Industry Sector as a % of Net Assets
Information Technology	31.11%
Health Care	12.82%
Communication Services	10.43%
Industrials	9.15%
Consumer Staples	9.07%
Materials	7.45%
Financials	5.65%
Consumer Discretionary	5.55%
Energy	2.40%
Utilities	2.03%
Other less than 2%	4.32%
Where can I find more information?
At https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
STATE FARM FUNDS

State Farm Balanced Fund
Ticker | STFBX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the State Farm Balanced Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Balanced Fund	$15	0.14%
What impacted Fund performance over the reporting period?
Under normal market conditions, the Fund invests approximately 65% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The Sub-Adviser believes this allocation is appropriate for investors seeking the Fund’s balanced approach to equity and fixed income exposures.
The Balanced Fund’s 12-month underperformance was driven primarily by the equity portion of the Fund. The equity portfolio’s bias to defensive factors and sectors led to underperformance as much of the market’s momentum was temporarily propelled by a relatively small number of mega-cap tech and tech adjacent names.
The following table outlines key factors that affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Companies with strong fundamentals (High Quality)	Negative	Companies with strong fundamentals, as measured by their management efficiency, profitability and cash flow, outperformed those with weaker fundamentals. However, this effect was most pronounced in moderately strong names. The strategy was only moderately underweight this group in favor of the highest quality stocks, leading to modest underperformance.
Companies that are less volatile (Low Volatility)	Negative	The highest volatility companies significantly outperformed the overall index, leading to underperformance in low volatility companies.
Dividend paying companies	Negative	Dividend payers underperformed non-dividend payers, hampering performance.
Sectors	Negative	The Fund’s equity allocation was underweight information technology relative to the S&P 500 Index, which outperformed. Additionally, the Fund was overweight health care, consumer staples, and materials relative to the S&P 500 Index, which underperformed.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
State Farm Balanced Fund	10.86%	11.11%	9.96%
Benchmark: S&P 500 Index	17.60%	16.47%	15.30%
Benchmark: Bloomberg Intermediate U.S. Government/Credit Index	4.01%	0.81%	2.10%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS
Fund net assets	$2,605,657,434
Total number of portfolio holdings	1,898
Total net fees paid to Adviser	$1,893,911
Portfolio turnover rate	26%
Stocks/Bonds Allocation	70% / 30%
Industry Sector as a % of Net Assets
Information Technology	20.75%
Health Care	9.73%
Communication Services	8.62%
Industrials	8.06%
Consumer Staples	6.10%
Materials	5.93%
Financials	3.92%
Consumer Discretionary	2.61%
U.S. Treasury Obligations	17.97%
Corporate Bonds	8.01%
Other	8.25%
Where can I find more information?
At https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
STATE FARM FUNDS

State Farm Interim Fund
Ticker | SFITX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the State Farm Interim Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Interim Fund	$16	0.16%
What impacted Fund performance over the reporting period?
Under normal circumstances, the Fund will invest substantially all its net assets in a representative sample of the U.S. Treasury obligations included in the Bloomberg 1-5 Year U.S. Treasury Index (the “Index”). The Index is an unmanaged index that includes a range of U.S. Treasury obligations and is considered representative of short to intermediate term U.S. Treasury bond performance overall.
For the 12-month period ended September 30, 2025, the State Farm Interim Fund experienced a total return of 3.59% after expenses, compared to a 3.77% return for the Bloomberg 1-5 Year U.S. Treasury Index. The impact of expenses, and to a smaller extent the duration and security selection effects associated with sampling from the benchmark, the Bloomberg 1-5 Year U.S. Treasury Index, contributed to the Fund’s relatively mild underperformance.
The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Sampling (security selection, curve position, sector allocation)	Negative	A sampling approach to portfolio construction results in small over/underweight positions in the Fund at the security level relative to the benchmark.
Transaction costs	Neutral	Transaction costs are experienced by the Fund but not reflected in the benchmark index return.
Expenses	Negative	Fund expenses have a negative impact to returns relative to the benchmark.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
State Farm Interim Fund	3.59%	0.83%	1.46%
Benchmark: Bloomberg U.S. Government/Credit Bond Index	2.67%	(0.61)%	1.99%
Benchmark: Bloomberg U.S. Treasury: 1-5 Year Index	3.77%	1.05%	1.63%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS
Fund net assets	$299,040,731
Total number of portfolio holdings	117
Total net fees paid to Adviser	$78,940
Portfolio turnover rate	50%
Maturity Range as a % of Net Assets
0 - 1 Years	0.24%
1 - 2 Years	32.33%
2 - 3 Years	25.57%
3 - 4 Years	19.88%
4 - 5 Years	19.79%
5 - 6 Years	1.30%
Where can I find more information?
At https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
STATE FARM FUNDS

State Farm Municipal Bond Fund
Ticker | SFBDX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the State Farm Municipal Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Municipal Bond Fund	$16	0.16%
What impacted Fund performance over the reporting period?
Under normal circumstances, the Fund invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.
For the 12-month period ended September 30, 2025, the State Farm Municipal Bond Fund experienced a total return of 2.79% after expenses, compared to a 3.48% return for the Bloomberg 7-Year Municipal Bond Index. Generally, lower rated, intermediate duration revenue bonds outperformed. Curve was the largest detractor to performance. The blended maturity structure of the Fund has created a persistent underweight to the outperforming 6 to 8-year duration bucket which detracted from performance. While exposure to single-A and BBB ratings was positive, the underweight detracted from performance. Exposure to housing and hospital sectors was positive, but an overall underweight to revenue sectors also detracted from performance.
The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Inflation Easing and Labor Market Softening	Positive	Easing inflation and a softening of the labor market fueled interest rate cut expectations that drove both demand and bond prices higher in general supporting performance.
Strong demand for lower rated credit	Negative	Investor demand for lower rated credit drove spreads tighter. An underweight to these segments negatively impacted Fund performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
State Farm Municipal Bond Fund	2.79%	0.95%	2.15%
Benchmark: Bloomberg 7-Year Municipal Bond Index	3.48%	1.12%	2.29%
Benchmark: Bloomberg 1-15 Year Municipal Index	2.61%	1.15%	2.24%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS
Fund net assets	$506,442,983
Total number of portfolio holdings	372
Total net fees paid to Adviser	$396,474
Portfolio turnover rate	26%

Maturity Range as a % of Net Assets
0-6 Years	25.92%
6-12 Years	53.24%
12-22 Years	21.31%
22+ Years	0.00%
Where can I find more information?
At https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
STATE FARM FUNDS

(b) Not Applicable.

Item 2. Code of Ethics.

As of September 30, 2025, the registrant had adopted a “code of ethics” (as such term is defined in Item 2 of Form N-CSR) that applies to the registrant’s principal executive officer and principal financial officer. This code is filed as Exhibit 19(a)(1) hereto. There were no substantive amendments or waivers to the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined the registrant has at least one “audit committee financial expert” (as such term is defined in Item 3 of Form N-CSR) serving on its Audit Committee. The “audit committee financial expert” is Mr. Steven R. Sutermeister, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

State Farm Funds

2025: $136,780

2024: $132,800

The fees paid to PricewaterhouseCoopers LLP relate to the audit of the registrant’s annual financial statements and letters for the filings of the registrant’s Form N-CEN and Form N-1A.

(b) Audit-Related Fees

State Farm Funds

2025: $0

2024: $0

(c) Tax Fees

State Farm Funds

2025: $29,460

2024: $28,600

The fees to PricewaterhouseCoopers LLP relate to the preparation of the registrant’s tax returns, review of annual distributions, and additional tax provision support fees.

(d) All Other Fees

State Farm Funds

2025: $0

2024: $0

(e)(1) Except as permitted by rule 2-01(c)(7)(i)(C) of regulation S-X the registrant’s audit committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the registrant. Prior to the commencement of any audit or non-audit services to the registrant, the audit committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2)    State Farm Funds

2025: 0%

2024: 0%

(f) Not applicable.

(g) State Farm Funds

2025: $29,460

2024: $28,600

(h) The Audit Committee considered the non-audit services rendered to each of the registrant’s investment advisers and believes the services are compatible with each principal accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the Financial Statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

September 30, 2025
State Farm Funds
ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
State Farm Growth Fund
State Farm Balanced Fund
State Farm Interim Fund
State Farm Municipal Bond Fund

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
Common Stocks (98.31%)
Advertising & Marketing (0.13%)
Interpublic Group of Cos. Inc., The	339,100	$ 9,464,281
Trade Desk Inc., The, Class A(a)	43,100	2,112,331
		11,576,612
Aerospace & Defense (0.37%)
Axon Enterprise Inc.(a)	5,600	4,018,784
General Dynamics Corp.	32,000	10,912,000
General Electric Co.	6,400	1,925,248
Lockheed Martin Corp.	30,700	15,325,747
		32,181,779
Apparel & Textile Products (0.25%)
Tapestry Inc.	196,300	22,225,086
VF Corp.	100	1,443
		22,226,529
Asset Management (0.64%)
Ameriprise Financial Inc.	17,300	8,498,625
Blackstone Inc.	100	17,085
Charles Schwab Corp., The	100	9,547
Franklin Resources Inc.	333,800	7,720,794
Invesco Ltd.	944,800	21,673,712
Janus Henderson Group PLC	419,700	18,680,847
KKR & Co. Inc.	100	12,995
		56,613,605
Automotive (1.11%)
Tesla Inc.(a)	220,800	98,194,176
Banking (2.45%)
Bank of America Corp.	122,800	6,335,252
Citigroup Inc.	163,500	16,595,250
Citizens Financial Group Inc.	100	5,316
Comerica Inc.	100	6,852
Cullen/Frost Bankers Inc.	81,500	10,331,755
Fifth Third Bancorp	12,000	534,600
Huntington Bancshares Inc.	100	1,727
JPMorgan Chase & Co.	170,900	53,906,987
KeyCorp	103,600	1,936,284
M&T Bank Corp.	62,000	12,252,440
Regions Financial Corp.	100	2,637
Truist Financial Corp.	100	4,572
US Bancorp	100	4,833
Wells Fargo & Co.	1,359,500	113,953,290
Zions Bancorp NA	100	5,658
		215,877,453
Beverages (1.01%)
Coca-Cola Co., The	745,000	49,408,400
PepsiCo Inc.	283,300	39,786,652
		89,195,052
Biotechnology & Pharmaceuticals (10.79%)
AbbVie Inc.	612,600	141,841,404
Amgen Inc.	96,285	27,171,627
Bristol-Myers Squibb Co.	175,800	7,928,580
	Shares	Value
Common Stocks (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
Eli Lilly & Co.	233,400	$ 178,084,200
Gilead Sciences Inc.	172,300	19,125,300
Johnson & Johnson	2,125,520	394,113,918
Merck & Co. Inc.	128,150	10,755,630
Pfizer Inc.	2,537,532	64,656,315
Zoetis Inc.	733,896	107,383,663
		951,060,637
Chemicals (2.65%)
Air Products and Chemicals Inc.	724,900	197,694,728
Ecolab Inc.	4,200	1,150,212
International Flavors & Fragrances Inc.	524,541	32,280,253
Linde PLC	5,100	2,422,500
		233,547,693
Commercial Support Services (0.91%)
Automatic Data Processing Inc.	109,900	32,255,650
Cintas Corp.	79,300	16,277,118
H&R Block Inc.	609,700	30,832,529
Paychex Inc.	4,600	583,096
		79,948,393
Computers (0.03%)
Super Micro Computer Inc.(a)	49,400	2,368,236
Construction Materials (2.95%)
Vulcan Materials Co.	844,800	259,877,376
Consumer Services (0.02%)
Grand Canyon Education Inc.(a)	7,100	1,558,592
Containers & Packaging (0.73%)
AptarGroup Inc.	391,597	52,340,855
Packaging Corp of America	55,600	12,116,908
		64,457,763
Diversified Industrials (2.28%)
3M Co.	91,900	14,261,042
Emerson Electric Co.	126,400	16,581,152
Illinois Tool Works Inc.	652,300	170,093,748
		200,935,942
E-Commerce Discretionary (2.22%)
Amazon.com Inc.(a)	870,100	191,047,857
eBay Inc.	51,800	4,711,210
Etsy Inc.(a)	100	6,639
		195,765,706
Electric Utilities (1.25%)
AES Corp., The	713,600	9,390,976
Brookfield Renewable Corp.	239,600	8,247,032
Clearway Energy Inc., Class C	283,700	8,014,525
Consolidated Edison Inc.	126,200	12,685,624
Constellation Energy Corp.	3,400	1,118,838
Duke Energy Corp.	82,800	10,246,500
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Shares	Value
Common Stocks (Cont.)
Electric Utilities (Cont.)
Edison International	235,000	$ 12,990,800
Evergy Inc.	136,000	10,338,720
NRG Energy Inc.	2,300	372,485
OGE Energy Corp.	287,800	13,316,506
Public Service Enterprise Group Inc.	24,100	2,011,386
Southern Co., The	156,800	14,859,936
Vistra Corp.	32,900	6,445,768
		110,039,096
Electrical Equipment (0.61%)
AMETEK Inc.	7,400	1,391,200
GE Vernova Inc.	52,900	32,528,210
Generac Holdings Inc.(a)	100	16,740
Rockwell Automation Inc.	10,300	3,600,159
Vertiv Holdings Co., Class A	109,100	16,458,826
		53,995,135
Entertainment Content (3.43%)
Electronic Arts Inc.	18,800	3,791,960
Netflix Inc.(a)	68,200	81,766,344
Paramount Skydance Corp., Class B	100	1,892
Take-Two Interactive Software Inc.(a)	2,500	645,900
Walt Disney Co., The	1,885,840	215,928,680
Warner Bros Discovery Inc.(a)	100	1,953
		302,136,729
Food (0.80%)
Ingredion Inc.	58,400	7,131,224
Kellanova	70,300	5,766,006
McCormick & Co. Inc.	856,600	57,315,106
		70,212,336
Gas & Water Utilities (0.33%)
National Fuel Gas Co.	115,300	10,650,261
UGI Corp.	549,500	18,276,370
		28,926,631
Health Care Facilities & Services (0.54%)
Cardinal Health Inc.	54,400	8,538,624
Cencora Inc.	21,700	6,781,901
Chemed Corp.	17,300	7,745,902
Encompass Health Corp.	13,800	1,752,876
McKesson Corp.	20,000	15,450,800
Medpace Holdings Inc.(a)	5,500	2,827,880
UnitedHealth Group Inc.	12,800	4,419,840
		47,517,823
Home & Office Products (0.72%)
HNI Corp.	1,235,100	57,864,435
Scotts Miracle-Gro Co., The	100,000	5,695,000
		63,559,435
	Shares	Value
Common Stocks (Cont.)
Household Products (1.80%)
Clorox Co., The	17,900	$ 2,207,070
Colgate-Palmolive Co.	367,600	29,385,944
Kenvue Inc.	1,427,196	23,163,391
Procter & Gamble Co., The	674,755	103,676,106
		158,432,511
Institutional Financial Services (0.48%)
Cboe Global Markets Inc.	38,600	9,466,650
CME Group Inc.	3,900	1,053,741
Coinbase Global Inc., Class A(a)	20,400	6,884,796
Goldman Sachs Group Inc., The	4,100	3,265,035
Interactive Brokers Group Inc., Class A	6,800	467,908
Intercontinental Exchange Inc.	49,900	8,407,152
Jefferies Financial Group Inc.	86,700	5,671,914
Morgan Stanley	7,200	1,144,512
Northern Trust Corp.	20,600	2,772,760
Virtu Financial Inc., Class A, Class A	93,700	3,326,350
		42,460,818
Insurance (1.03%)
Allstate Corp., The	24,500	5,258,925
American Financial Group Inc.	58,900	8,582,908
Assurant Inc.	65,200	14,122,320
Berkshire Hathaway Inc., Class B(a)	10,100	5,077,674
Equitable Holdings Inc.	245,800	12,481,724
Hartford Insurance Group Inc., The	54,400	7,256,416
Lincoln National Corp.	187,200	7,549,776
Loews Corp.	69,100	6,936,949
Old Republic International Corp.	175,700	7,461,979
Willis Towers Watson PLC	47,200	16,305,240
		91,033,911
Internet Media & Services (6.42%)
Airbnb Inc., Class A(a)	100	12,142
Alphabet Inc., Class A	1,473,100	358,110,610
Alphabet Inc., Class C	118,420	28,841,191
Booking Holdings Inc.	400	2,159,708
Expedia Group Inc.	3,300	705,375
GoDaddy Inc., Class A(a)	49,700	6,800,451
Match Group Inc.	14,500	512,140
Meta Platforms Inc., Class A	210,970	154,932,149
Uber Technologies Inc.(a)	18,600	1,822,242
VeriSign Inc.	42,800	11,965,596
		565,861,604
IT Services (0.19%)
Amdocs Ltd.	119,100	9,772,155
DXC Technology Co.(a)	100	1,363
Gartner Inc.(a)	25,700	6,755,759
		16,529,277
Leisure Facilities & Services (0.71%)
Caesars Entertainment Inc.(a)	100	2,702
Carnival Corp.(a)	111,600	3,226,356
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Shares	Value
Common Stocks (Cont.)
Leisure Facilities & Services (Cont.)
Chipotle Mexican Grill Inc.(a)	100	$ 3,919
Domino's Pizza Inc.	23,500	10,145,185
Las Vegas Sands Corp.	100	5,379
McDonald's Corp.	9,500	2,886,955
MGM Resorts International(a)	100	3,466
Norwegian Cruise Line Holdings Ltd.(a)	100	2,463
Royal Caribbean Cruises Ltd.	51,700	16,729,086
TKO Group Holdings Inc.	39,900	8,058,204
Vail Resorts Inc.	15,800	2,363,206
Wendy's Co., The	476,600	4,365,656
Wingstop Inc.	5,300	1,333,904
Wyndham Hotels & Resorts Inc.	28,100	2,245,190
Wynn Resorts Ltd.	100	12,827
Yum! Brands Inc.	74,900	11,384,800
		62,769,298
Machinery (4.68%)
Caterpillar Inc.	858,021	409,404,720
MSA Safety Inc.	12,900	2,219,703
Snap-on Inc.	2,700	935,631
		412,560,054
Medical Equipment & Devices (1.50%)
Abbott Laboratories	393,800	52,745,572
Agilent Technologies Inc.	548,071	70,344,913
Dexcom Inc.(a)	100	6,729
Insulet Corp.(a)	100	30,873
ResMed Inc.	19,900	5,447,227
Solventum Corp.(a)	23,075	1,684,475
STERIS PLC	3,000	742,320
Thermo Fisher Scientific Inc.	1,600	776,032
		131,778,141
Metals & Mining (0.55%)
Rio Tinto PLC Sponsored ADR	479,900	31,678,199
Royal Gold Inc.	85,000	17,049,300
		48,727,499
Oil & Gas Supply Chain (2.40%)
Antero Midstream Corp.	190,000	3,693,600
APA Corp.	41,000	995,480
Cheniere Energy Inc.	40,600	9,540,188
Chevron Corp.	956,600	148,550,414
Civitas Resources Inc.	173,800	5,648,500
ConocoPhillips	26,673	2,522,999
Devon Energy Corp.	100	3,506
Diamondback Energy Inc.	24,200	3,463,020
EOG Resources Inc.	101,600	11,391,392
EQT Corp.	100	5,443
Exxon Mobil Corp.	129,800	14,634,950
Occidental Petroleum Corp.	42,100	1,989,225
Targa Resources Corp.	31,500	5,277,510
Texas Pacific Land Corp.	4,300	4,014,652
		211,730,879
	Shares	Value
Common Stocks (Cont.)
Oil, Gas Services & Equipment (0.00%)
Baker Hughes Co.	100	$ 4,872
Publishing & Broadcasting (0.13%)
Nexstar Media Group Inc.	58,500	11,567,790
Real Estate Investment Trusts (1.78%)
Alexandria Real Estate Equities Inc.	100	8,334
AvalonBay Communities Inc.	42,900	8,286,993
Camden Property Trust	97,600	10,421,728
CubeSmart	101,300	4,118,858
EPR Properties	312,000	18,099,120
Essex Property Trust Inc.	31,900	8,538,354
Highwoods Properties Inc.	309,200	9,838,744
Host Hotels & Resorts Inc.	320,900	5,461,718
Iron Mountain Inc.	129,400	13,191,036
Kilroy Realty Corp.	362,900	15,332,525
Lamar Advertising Co., Class A	157,000	19,219,940
Mid-America Apartment Communities Inc.	70,200	9,809,046
Prologis Inc.	2,700	309,204
Public Storage	38,100	11,005,185
Simon Property Group Inc.	125,900	23,627,653
		157,268,438
Real Estate Services (0.00%)
CBRE Group Inc., Class A(a)	100	15,756
Renewable Energy (0.00%)
Enphase Energy Inc.(a)	100	3,539
Retail - Consumer Staples (3.18%)
Costco Wholesale Corp.	30,600	28,324,278
Walmart Inc.	2,443,000	251,775,580
		280,099,858
Retail - Discretionary (0.98%)
AutoZone Inc.(a)	4,600	19,735,104
Bath & Body Works Inc.	100	2,576
Best Buy Co. Inc.	143,800	10,874,156
Dick's Sporting Goods Inc.	7,400	1,644,428
Lowe's Cos. Inc.	48,600	12,213,666
O'Reilly Automotive Inc.(a)	107,300	11,568,013
TJX Cos. Inc., The	37,000	5,347,980
Williams-Sonoma Inc.	126,300	24,685,335
		86,071,258
Semiconductors (13.44%)
Advanced Micro Devices Inc.(a)	57,600	9,319,104
Analog Devices Inc.	13,200	3,243,240
Applied Materials Inc.	6,300	1,289,862
ASML Holding NV NY Reg. Shares	205,333	198,780,824
Broadcom Inc.	617,400	203,686,434
Intel Corp.(a)	100	3,355
KLA Corp.	52,900	57,057,940
Lam Research Corp.	146,000	19,549,400
Micron Technology Inc.	100	16,732
NVIDIA Corp.	3,615,600	674,598,648
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Shares	Value
Common Stocks (Cont.)
Semiconductors (Cont.)
QUALCOMM Inc.	4,300	$ 715,348
Skyworks Solutions Inc.	134,800	10,376,904
Texas Instruments Inc.	31,726	5,829,018
		1,184,466,809
Software (6.90%)
Adobe Inc.(a)	5,816	2,051,594
Appfolio Inc., Class A(a)	21,400	5,899,124
Bentley Systems Inc., Class B	73,100	3,763,188
Crowdstrike Holdings Inc., Class A(a)	23,700	11,622,006
Datadog Inc., Class A(a)	3,000	427,200
Dayforce Inc.(a)	100	6,889
Dropbox Inc., Class A(a)	227,900	6,884,859
Fortinet Inc.(a)	29,700	2,497,176
Gen Digital Inc.	14,000	397,460
Intuit Inc.	69,700	47,598,827
Microsoft Corp.	859,869	445,369,149
Oracle Corp.	72,400	20,361,776
Palantir Technologies Inc., Class A(a)	206,100	37,596,762
Palo Alto Networks Inc.(a)	2,400	488,688
Paycom Software Inc.	21,600	4,495,824
Pegasystems Inc.	68,000	3,910,000
PTC Inc.(a)	100	20,302
Roper Technologies Inc.	2,100	1,047,249
Salesforce Inc.	7,700	1,824,900
ServiceNow Inc.(a)	500	460,140
Tyler Technologies Inc.(a)	22,400	11,718,784
		608,441,897
Specialty Finance (1.59%)
AGNC Investment Corp.	847,900	8,300,941
Ally Financial Inc.	6,500	254,800
Broadridge Financial Solutions Inc.	36,500	8,693,205
Credit Acceptance Corp.(a)	22,400	10,459,232
Fair Isaac Corp.(a)	300	448,959
Fidelity National Information Services Inc.	95,400	6,290,676
Global Payments Inc.	100	8,308
Mastercard Inc., Class A	1,864	1,060,262
MGIC Investment Corp.	400,700	11,367,859
MSCI Inc.	9,200	5,220,172
OneMain Holdings Inc.	350,000	19,761,000
PayPal Holdings Inc.(a)	100	6,706
Rithm Capital Corp.	853,000	9,715,670
Starwood Property Trust Inc.	844,300	16,354,091
UWM Holdings Corp.	131,119	798,515
Verisk Analytics Inc.	49,700	12,500,047
Visa Inc., Class A	47,512	16,219,646
Western Union Co., The	1,597,400	12,763,226
		140,223,315
Steel (0.51%)
Nucor Corp.	331,800	44,935,674
	Shares	Value
Common Stocks (Cont.)
Technology Hardware (10.58%)
Apple Inc.	3,344,968	$ 851,729,202
Cisco Systems Inc.	153,700	10,516,154
Corning Inc.	530,400	43,508,712
Dell Technologies Inc., Class C	100	14,177
F5 Inc.(a)	3,500	1,131,165
HP Inc.	8,800	239,624
Motorola Solutions Inc.	21,500	9,831,735
Teledyne Technologies Inc.(a)	26,100	15,295,644
		932,266,413
Telecommunications (0.68%)
AT&T Inc.	320,200	9,042,448
Millicom International Cellular SA	301,600	14,639,664
T-Mobile US Inc.	58,000	13,884,040
Verizon Communications Inc.	505,500	22,216,725
		59,782,877
Tobacco & Cannabis (0.59%)
Altria Group Inc.	409,800	27,071,388
Philip Morris International Inc.	155,500	25,222,100
		52,293,488
Transportation & Logistics (0.28%)
American Airlines Group Inc.(a)	100	1,124
Delta Air Lines Inc.	100	5,675
Expeditors International of Washington Inc.	12,700	1,556,893
Landstar System Inc.	54,800	6,716,288
Ryder System Inc.	31,000	5,847,840
Union Pacific Corp.	32,100	7,587,477
United Airlines Holdings Inc.(a)	31,500	3,039,750
		24,755,047
Wholesale - Consumer Staples (1.69%)
Archer-Daniels-Midland Co.	2,487,154	148,582,580
Total Common Stocks (cost $2,329,077,758)		8,664,436,332

	Principal amount	Value
U.S. Treasury Obligations (0.08%)
U.S. Treasury Bill 3.973%, 11/28/2025(b),(c)	$ 6,872,000	6,827,719
Total U.S. Treasury Obligations (cost $6,828,007)		6,827,719
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025

	Shares	Value
Short-term Investments (1.57%)
Northern Institutional Treasury Portfolio (Premier Class), 3.95%(d)	138,709,472	$ 138,709,472
Total Short-term Investments (cost $138,709,472)		138,709,472
TOTAL INVESTMENTS (99.96%) (cost $2,474,615,237)		8,809,973,523
OTHER ASSETS, NET OF LIABILITIES (0.04%)		3,309,447
NET ASSETS (100.00%)		$8,813,282,970

(a)	Non-income producing security.
(b)	Security pledged as collateral to cover margin requirements for open futures contracts.
(c)	Discount rate at the time of purchase.
(d)	Rate shown is the 7-day yield as of September 30, 2025.
PLC
Public Limited Company
ADR
American Depositary Receipt
At September 30, 2025, the Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)*
Long Contracts
E-Mini S&P 500	324	12/19/2025	USD	109,167,750	$1,374,309

*Includes cumulative appreciation/depreciation on futures contracts. Only the current day's variation margin is reported within the Statements of Assets and Liabilities.
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
Common Stocks (70.40%)
Advertising & Marketing (0.14%)
AppLovin Corp., Class A(a)	4,600	$ 3,305,284
Interpublic Group of Cos. Inc., The	8,400	234,444
		3,539,728
Aerospace & Defense (0.29%)
Axon Enterprise Inc.(a)	2,000	1,435,280
General Dynamics Corp.	7,000	2,387,000
General Electric Co.	1,900	571,558
Lockheed Martin Corp.	6,100	3,045,181
		7,439,019
Apparel & Textile Products (0.29%)
Tapestry Inc.	67,400	7,631,028
Asset Management (0.38%)
Ameriprise Financial Inc.	3,200	1,572,000
Blue Owl Capital Inc.	28,000	474,040
Charles Schwab Corp., The	100	9,547
Franklin Resources Inc.	47,400	1,096,362
Invesco Ltd.	128,100	2,938,614
Janus Henderson Group PLC	24,900	1,108,299
KKR & Co. Inc.	100	12,995
Robinhood Markets Inc., Class A(a)	18,700	2,677,466
		9,889,323
Automotive (0.53%)
Tesla Inc.(a)	30,900	13,741,848
Banking (1.90%)
Bank of America Corp.	19,700	1,016,323
Citigroup Inc.	6,400	649,600
Comerica Inc.	19,800	1,356,696
Cullen/Frost Bankers Inc.	16,900	2,142,413
JPMorgan Chase & Co.	28,000	8,832,040
M&T Bank Corp.	19,000	3,754,780
Wells Fargo & Co.	379,300	31,792,926
		49,544,778
Beverages (0.62%)
Coca-Cola Co., The	147,257	9,766,084
PepsiCo Inc.	46,400	6,516,416
		16,282,500
Biotechnology & Pharmaceuticals (8.32%)
AbbVie Inc.	70,600	16,346,724
Amgen Inc.	44,950	12,684,890
Eli Lilly & Co.	75,000	57,225,000
Gilead Sciences Inc.	36,400	4,040,400
Johnson & Johnson	391,909	72,667,767
Merck & Co. Inc.	40,100	3,365,593
Moderna Inc.(a)	100	2,583
Pfizer Inc.	613,440	15,630,451
Zoetis Inc.	238,595	34,911,220
		216,874,628
	Shares	Value
Common Stocks (Cont.)
Cable & Satellite (0.00%)
Comcast Corp., Class A	2,000	$ 62,840
Chemicals (2.33%)
Air Products and Chemicals Inc.	195,500	53,316,760
International Flavors & Fragrances Inc.	119,888	7,377,908
		60,694,668
Commercial Support Services (0.66%)
Automatic Data Processing Inc.	38,600	11,329,100
Cintas Corp.	16,400	3,366,264
H&R Block Inc.	51,300	2,594,241
		17,289,605
Computers (0.01%)
Sandisk Corp.(a)	33	3,703
Super Micro Computer Inc.(a)	4,500	215,730
		219,433
Construction Materials (1.26%)
Vulcan Materials Co.	106,400	32,730,768
Consumer Services (0.02%)
Grand Canyon Education Inc.(a)	2,900	636,608
Containers & Packaging (0.60%)
AptarGroup Inc.	97,500	13,031,850
Packaging Corp of America	11,400	2,484,402
		15,516,252
Diversified Financial Services (0.02%)
Blackrock Inc.	500	582,935
Diversified Industrials (1.93%)
3M Co.	53,000	8,224,540
Emerson Electric Co.	62,400	8,185,632
Illinois Tool Works Inc.	130,400	34,003,104
		50,413,276
E-Commerce Discretionary (0.90%)
Amazon.com Inc.(a)	106,200	23,318,334
eBay Inc.	100	9,095
Etsy Inc.(a)	100	6,639
		23,334,068
Electric Utilities (0.73%)
AES Corp., The	133,100	1,751,596
Clearway Energy Inc., Class C	54,500	1,539,625
Consolidated Edison Inc.	18,300	1,839,516
Constellation Energy Corp.	800	263,256
Duke Energy Corp.	20,100	2,487,375
Edison International	36,700	2,028,776
Evergy Inc.	31,500	2,394,630
NRG Energy Inc.	3,200	518,240
OGE Energy Corp.	59,200	2,739,184
Public Service Enterprise Group Inc.	3,600	300,456
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Shares	Value
Common Stocks (Cont.)
Electric Utilities (Cont.)
Southern Co., The	33,500	$ 3,174,795
Vistra Corp.	100	19,592
		19,057,041
Electrical Equipment (0.20%)
GE Vernova Inc.	6,600	4,058,340
Generac Holdings Inc.(a)	100	16,740
Vertiv Holdings Co., Class A	8,300	1,252,138
		5,327,218
Entertainment Content (2.26%)
Electronic Arts Inc.	200	40,340
Netflix Inc.(a)	1,700	2,038,164
Paramount Skydance Corp., Class B	100	1,892
Take-Two Interactive Software Inc.(a)	100	25,836
Walt Disney Co., The	496,695	56,871,577
Warner Bros Discovery Inc.(a)	100	1,953
		58,979,762
Food (0.35%)
Ingredion Inc.	12,800	1,563,008
Kellanova	91,600	7,513,032
Nestle SA Sponsored ADR	100	9,177
		9,085,217
Gas & Water Utilities (0.25%)
National Fuel Gas Co.	26,400	2,438,568
UGI Corp.	123,500	4,107,610
		6,546,178
Health Care Facilities & Services (0.33%)
Cencora Inc.	4,700	1,468,891
Chemed Corp.	3,800	1,701,412
Encompass Health Corp.	4,500	571,590
McKesson Corp.	4,500	3,476,430
Medpace Holdings Inc.(a)	900	462,744
UnitedHealth Group Inc.	2,800	966,840
		8,647,907
Home & Office Products (0.35%)
HNI Corp.	160,000	7,496,000
Scotts Miracle-Gro Co., The	27,900	1,588,905
		9,084,905
Household Products (2.25%)
Kenvue Inc.	205,557	3,336,190
Procter & Gamble Co., The	359,200	55,191,080
		58,527,270
Institutional Financial Services (0.24%)
Cboe Global Markets Inc.	8,400	2,060,100
CME Group Inc.	500	135,095
Coinbase Global Inc., Class A(a)	100	33,749
Goldman Sachs Group Inc., The	800	637,080
	Shares	Value
Common Stocks (Cont.)
Institutional Financial Services (Cont.)
Intercontinental Exchange Inc.	10,000	$ 1,684,800
Morgan Stanley	1,700	270,232
Northern Trust Corp.	3,400	457,640
Virtu Financial Inc., Class A, Class A	26,200	930,100
		6,208,796
Insurance (0.56%)
Allstate Corp., The	4,000	858,600
American Financial Group Inc.	12,700	1,850,644
Assurant Inc.	14,400	3,119,040
Berkshire Hathaway Inc., Class B(a)	1,700	854,658
Hanover Insurance Group Inc., The	100	18,163
Hartford Insurance Group Inc., The	11,600	1,547,324
Lincoln National Corp.	15,600	629,148
Loews Corp.	13,900	1,395,421
Old Republic International Corp.	28,500	1,210,395
Willis Towers Watson PLC	8,800	3,039,960
		14,523,353
Internet Media & Services (6.14%)
Airbnb Inc., Class A(a)	100	12,142
Alphabet Inc., Class A	394,040	95,791,124
Alphabet Inc., Class C	71,180	17,335,889
DoorDash Inc., Class A(a)	100	27,199
Expedia Group Inc.	100	21,375
GoDaddy Inc., Class A(a)	10,900	1,491,447
Match Group Inc.	100	3,532
Meta Platforms Inc., Class A	57,730	42,395,757
Uber Technologies Inc.(a)	4,100	401,677
VeriSign Inc.	9,300	2,600,001
		160,080,143
IT Services (0.14%)
Accenture PLC, Class A	270	66,582
Amdocs Ltd.	25,500	2,092,275
DXC Technology Co.(a)	100	1,363
Gartner Inc.(a)	5,400	1,419,498
		3,579,718
Leisure Facilities & Services (0.24%)
Caesars Entertainment Inc.(a)	100	2,703
Carnival Corp.(a)	100	2,891
Chipotle Mexican Grill Inc.(a)	100	3,919
Domino's Pizza Inc.	5,200	2,244,892
McDonald's Corp.	1,500	455,835
MGM Resorts International(a)	100	3,466
Norwegian Cruise Line Holdings Ltd.(a)	100	2,463
Royal Caribbean Cruises Ltd.	200	64,716
Wendy's Co., The	37,900	347,164
Wingstop Inc.	2,400	604,032
Wynn Resorts Ltd.	100	12,827
Yum! Brands Inc.	16,800	2,553,600
		6,298,508
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Shares	Value
Common Stocks (Cont.)
Machinery (4.53%)
Caterpillar Inc.	221,500	$ 105,688,725
Deere & Co.	20,002	9,146,115
Donaldson Co. Inc.	36,517	2,988,916
MSA Safety Inc.	2,000	344,140
		118,167,896
Medical Equipment & Devices (1.08%)
Abbott Laboratories	53,975	7,229,412
Agilent Technologies Inc.	143,587	18,429,391
Dexcom Inc.(a)	100	6,729
Insulet Corp.(a)	100	30,873
ResMed Inc.	4,700	1,286,531
Solventum Corp.(a)	13,250	967,250
Thermo Fisher Scientific Inc.	300	145,506
		28,095,692
Metals & Mining (0.42%)
Rio Tinto PLC Sponsored ADR	110,100	7,267,701
Royal Gold Inc.	17,800	3,570,324
		10,838,025
Oil & Gas Supply Chain (1.78%)
Antero Midstream Corp.	100	1,944
APA Corp.	100	2,428
Cheniere Energy Inc.	8,900	2,091,322
Chevron Corp.	215,300	33,433,937
Civitas Resources Inc.	75,200	2,444,000
EOG Resources Inc.	19,200	2,152,704
Exxon Mobil Corp.	54,400	6,133,600
Occidental Petroleum Corp.	100	4,725
		46,264,660
Publishing & Broadcasting (0.04%)
News Corp., Class A	100	3,071
Nexstar Media Group Inc.	5,800	1,146,892
		1,149,963
Real Estate Investment Trusts (1.06%)
AvalonBay Communities Inc.	9,500	1,835,115
Camden Property Trust	20,000	2,135,600
EPR Properties	57,800	3,352,978
Essex Property Trust Inc.	6,900	1,846,854
Highwoods Properties Inc.	76,300	2,427,866
Host Hotels & Resorts Inc.	68,100	1,159,062
Iron Mountain Inc.	100	10,194
Kilroy Realty Corp.	45,200	1,909,700
Lamar Advertising Co., Class A	20,100	2,460,642
Mid-America Apartment Communities Inc.	16,800	2,347,464
Prologis Inc.	500	57,260
Public Storage	7,900	2,281,915
Simon Property Group Inc.	30,200	5,667,634
		27,492,284
	Shares	Value
Common Stocks (Cont.)
Real Estate Services (0.00%)
CBRE Group Inc., Class A(a)	100	$ 15,756
Renewable Energy (0.00%)
Enphase Energy Inc.(a)	100	3,539
First Solar Inc.(a)	100	22,053
		25,592
Retail - Consumer Staples (1.36%)
Costco Wholesale Corp.	7,050	6,525,692
Walgreens Boots Alliance Inc.(a),(b)	100	0
Walmart Inc.	281,400	29,001,084
		35,526,776
Retail - Discretionary (0.53%)
AutoZone Inc.(a)	900	3,861,216
Bath & Body Works Inc.	100	2,576
Best Buy Co. Inc.	13,900	1,051,118
Builders FirstSource Inc.(a)	100	12,125
Lowe's Cos. Inc.	10,800	2,714,148
O'Reilly Automotive Inc.(a)	19,200	2,069,952
TJX Cos. Inc., The	9,700	1,402,038
Williams-Sonoma Inc.	14,400	2,814,480
		13,927,653
Semiconductors (7.73%)
Advanced Micro Devices Inc.(a)	100	16,179
Analog Devices Inc.	2,300	565,110
Applied Materials Inc.	100	20,474
ASML Holding NV NY Reg. Shares	12,921	12,508,691
Broadcom Inc.	94,000	31,011,540
Intel Corp.(a)	100	3,355
KLA Corp.	5,600	6,040,160
Lam Research Corp.	4,900	656,110
Microchip Technology Inc.	100	6,422
Micron Technology Inc.	100	16,732
Monolithic Power Systems Inc.	100	92,064
NVIDIA Corp.	796,600	148,629,628
NXP Semiconductors NV	100	22,773
ON Semiconductor Corp.(a)	100	4,931
Qorvo Inc.(a)	100	9,108
QUALCOMM Inc.	1,700	282,812
Skyworks Solutions Inc.	19,700	1,516,506
		201,402,595
Software (4.37%)
Adobe Inc.(a)	700	246,925
Appfolio Inc., Class A(a)	4,800	1,323,168
Autodesk Inc.(a)	100	31,767
Bentley Systems Inc., Class B	15,500	797,940
Dayforce Inc.(a)	100	6,889
Dropbox Inc., Class A(a)	52,800	1,595,088
Fortinet Inc.(a)	100	8,408
Gen Digital Inc.	100	2,839
Intuit Inc.	11,500	7,853,465
Microsoft Corp.	168,121	87,078,272
Oracle Corp.	300	84,372
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Shares	Value
Common Stocks (Cont.)
Software (Cont.)
Palantir Technologies Inc., Class A(a)	55,500	$ 10,124,310
Palo Alto Networks Inc.(a)	200	40,724
Paycom Software Inc.	5,100	1,061,514
Pegasystems Inc.	900	51,750
Roper Technologies Inc.	500	249,345
Salesforce Inc.	2,200	521,400
ServiceNow Inc.(a)	100	92,028
Tyler Technologies Inc.(a)	5,000	2,615,800
		113,786,004
Specialty Finance (1.34%)
AGNC Investment Corp.	334,800	3,277,692
Annaly Capital Management Inc.	75,600	1,527,876
Broadridge Financial Solutions Inc.	8,600	2,048,262
Credit Acceptance Corp.(a)	4,800	2,241,264
Fidelity National Information Services Inc.	5,800	382,452
Fiserv Inc.(a)	100	12,893
GATX Corp.	4,200	734,160
Mastercard Inc., Class A	439	249,708
MGIC Investment Corp.	86,600	2,456,842
MSCI Inc.	1,700	964,597
OneMain Holdings Inc.	77,800	4,392,588
PayPal Holdings Inc.(a)	100	6,706
Rithm Capital Corp.	325,900	3,712,001
Starwood Property Trust Inc.	184,800	3,579,576
Verisk Analytics Inc.	10,800	2,716,308
Visa Inc., Class A	11,330	3,867,835
Western Union Co., The	342,500	2,736,575
		34,907,335
Steel (1.26%)
Nucor Corp.	242,000	32,774,060
Technology Hardware (8.49%)
Apple Inc.	775,904	197,568,435
Corning Inc.	214,892	17,627,591
Dell Technologies Inc., Class C	100	14,177
F5 Inc.(a)	1,900	614,061
Motorola Solutions Inc.	4,700	2,149,263
Teledyne Technologies Inc.(a)	5,700	3,340,428
Western Digital Corp.	100	12,006
		221,325,961
Telecommunications (0.45%)
AT&T Inc.	31,500	889,560
EchoStar Corp., Class A(a)	35	2,673
Millicom International Cellular SA	61,000	2,960,940
T-Mobile US Inc.	12,700	3,040,126
Verizon Communications Inc.	107,200	4,711,440
		11,604,739
	Shares	Value
Common Stocks (Cont.)
Tobacco & Cannabis (0.26%)
Altria Group Inc.	55,500	$ 3,666,330
Philip Morris International Inc.	18,800	3,049,360
		6,715,690
Transportation & Logistics (0.20%)
American Airlines Group Inc.(a)	100	1,124
Expeditors International of Washington Inc.	4,800	588,432
Landstar System Inc.	10,600	1,299,136
Union Pacific Corp.	14,166	3,348,417
		5,237,109
Wholesale - Consumer Staples (1.26%)
Archer-Daniels-Midland Co.	550,461	32,884,540
Wholesale - Discretionary (0.00%)
Copart Inc.(a)	100	4,497
Total Common Stocks (cost $435,612,736)		1,834,516,148

	Principal amount	Value
Corporate Bonds (8.01%)
Advertising & Marketing (0.01%)
AppLovin Corp. 5.500%, 12/01/2034	$ 150,000	154,837
		154,837
Aerospace & Defense (0.12%)
RTX Corp. 5.750%, 11/08/2026	100,000	101,650
6.000%, 03/15/2031	200,000	215,876
5.150%, 02/27/2033	250,000	258,936
L3Harris Technologies Inc. 5.400%, 01/15/2027	150,000	152,461
5.400%, 07/31/2033	100,000	104,234
Boeing Co., The 5.040%, 05/01/2027	150,000	151,607
6.259%, 05/01/2027	100,000	102,892
3.250%, 02/01/2028	250,000	244,179
5.150%, 05/01/2030	250,000	256,539
3.625%, 02/01/2031	150,000	143,669
6.528%, 05/01/2034	200,000	221,093
Lockheed Martin Corp. 5.100%, 11/15/2027	250,000	256,218
4.450%, 05/15/2028	250,000	252,805
5.250%, 01/15/2033	250,000	262,901
4.800%, 08/15/2034	100,000	101,106
HEICO Corp. 5.250%, 08/01/2028	150,000	153,946
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
Corporate Bonds (Cont.)
Aerospace & Defense (Cont.)
General Electric Co. 4.300%, 07/29/2030	$ 100,000	$ 100,594
Northrop Grumman Corp. 4.900%, 06/01/2034	100,000	101,438
		3,182,144
Asset Management (0.18%)
Blackstone Private Credit Fund 3.250%, 03/15/2027	500,000	490,454
4.000%, 01/15/2029	250,000	244,090
6.000%, 11/22/2034	100,000	102,405
Blue Owl Credit Income Corp. 7.750%, 09/16/2027	250,000	262,687
7.950%, 06/13/2028	100,000	107,110
5.800%, 03/15/2030	100,000	101,405
Blackstone Secured Lending Fund 5.875%, 11/15/2027	150,000	153,702
UBS AG(Variable, U.S. SOFR + 0.72%) 4.864%, 01/10/2028(c)	250,000	252,118
5.650%, 09/11/2028	200,000	209,090
Brookfield Finance Inc. 3.900%, 01/25/2028	100,000	99,286
5.675%, 01/15/2035	100,000	103,724
Charles Schwab Corp., The 2.000%, 03/20/2028	100,000	95,526
6.196%, 11/17/2029(c)	100,000	106,128
4.625%, 03/22/2030	50,000	50,937
5.853%, 05/19/2034(c)	150,000	160,535
6.136%, 08/24/2034(c)	100,000	108,929
Ares Capital Corp. 5.875%, 03/01/2029	150,000	154,329
5.950%, 07/15/2029	150,000	154,974
Blue Owl Capital Corp. 5.950%, 03/15/2029	100,000	101,933
6.200%, 07/15/2030	50,000	51,415
Ares Strategic Income Fund 6.350%, 08/15/2029	100,000	103,591
5.600%, 02/15/2030	100,000	100,976
FS K.K.R Capital Corp. 6.875%, 08/15/2029	100,000	102,429
Sixth Street Lending Partners 5.750%, 01/15/2030	100,000	101,613
BlackRock Inc. 2.400%, 04/30/2030	250,000	232,725
4.750%, 05/25/2033	150,000	153,263
HA Sustainable Infrastructure Capital, Inc. 6.150%, 01/15/2031	50,000	51,364
6.375%, 07/01/2034	50,000	50,886
Apollo Debt Solutions BDC 6.700%, 07/29/2031	50,000	52,991
6.550%, 03/15/2032(d)	100,000	104,939
Ameriprise Financial Inc. 4.500%, 05/13/2032	250,000	251,085
	Principal amount	Value
Corporate Bonds (Cont.)
Asset Management (Cont.)
5.150%, 05/15/2033	$ 100,000	$ 103,622
Brookfield Capital Finance LLC 6.087%, 06/14/2033	100,000	107,680
		4,627,941
Auto Manufacturers (0.01%)
Toyota Motor Corp. 5.053%, 06/30/2035	200,000	204,765
		204,765
Automotive (0.24%)
American Honda Finance Corp. 4.400%, 10/05/2026	50,000	50,145
4.900%, 03/12/2027	50,000	50,575
4.550%, 07/09/2027	50,000	50,407
4.900%, 07/09/2027	50,000	50,706
5.125%, 07/07/2028	250,000	256,358
5.650%, 11/15/2028	100,000	104,259
4.800%, 03/05/2030	100,000	101,709
5.850%, 10/04/2030	100,000	106,314
5.150%, 07/09/2032	50,000	51,231
4.900%, 01/10/2034	100,000	100,743
Ford Motor Credit Co. LLC 5.800%, 03/05/2027	200,000	202,023
5.850%, 05/17/2027	200,000	202,473
6.800%, 05/12/2028	200,000	207,717
6.798%, 11/07/2028	200,000	208,811
5.875%, 11/07/2029	200,000	203,483
7.350%, 03/06/2030	200,000	214,080
7.200%, 06/10/2030	200,000	213,816
6.050%, 03/05/2031	200,000	204,626
7.122%, 11/07/2033	200,000	213,775
General Motors Financial Co. Inc. 5.000%, 04/09/2027	250,000	252,291
5.400%, 05/08/2027	100,000	101,695
6.000%, 01/09/2028	250,000	258,939
5.800%, 06/23/2028	250,000	259,067
5.850%, 04/06/2030	250,000	261,471
5.450%, 07/15/2030	50,000	51,509
5.600%, 06/18/2031	100,000	103,489
6.400%, 01/09/2033	250,000	268,087
5.450%, 09/06/2034	100,000	100,595
5.900%, 01/07/2035	50,000	51,587
6.150%, 07/15/2035	50,000	52,290
Toyota Motor Corp. 4.186%, 06/30/2027	100,000	100,591
5.118%, 07/13/2028	250,000	257,539
4.450%, 06/30/2030	50,000	50,523
5.123%, 07/13/2033	250,000	260,810
Toyota Motor Credit Corp. 4.550%, 09/20/2027	250,000	252,884
4.350%, 10/08/2027	100,000	100,848
4.550%, 05/17/2030	100,000	101,584
4.800%, 01/05/2034	100,000	101,768
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (Cont.)
General Motors Co. 5.625%, 04/15/2030	$ 50,000	$ 51,836
5.600%, 10/15/2032	100,000	103,853
Aptiv Swiss Holdings Ltd. 3.250%, 03/01/2032	100,000	91,979
Magna International Inc. 5.500%, 03/21/2033	200,000	207,731
Honda Motor Co. Ltd. 5.337%, 07/08/2035	50,000	50,946
		6,287,163
Banking (1.79%)
Wells Fargo & Co. 3.000%, 10/23/2026	250,000	247,459
3.526%, 03/24/2028(c)	250,000	247,769
5.707%, 04/22/2028(c)	150,000	153,485
3.584%, 05/22/2028(c)	364,000	360,715
2.393%, 06/02/2028(c)	150,000	145,816
4.150%, 01/24/2029	186,000	185,920
5.574%, 07/25/2029(c)	200,000	207,270
6.303%, 10/23/2029(c)	100,000	105,916
5.198%, 01/23/2030(c)	150,000	154,485
5.244%, 01/24/2031(c)	100,000	103,461
5.150%, 04/23/2031(c)	100,000	103,130
3.350%, 03/02/2033(c)	500,000	465,437
4.897%, 07/25/2033(c)	500,000	507,964
5.389%, 04/24/2034(c)	150,000	155,859
5.557%, 07/25/2034(c)	150,000	157,560
5.499%, 01/23/2035(c)	250,000	260,773
5.605%, 04/23/2036(c)	150,000	157,418
JPMorgan Chase Bank N.A. 5.110%, 12/08/2026	250,000	253,146
HSBC U.S.A. Inc. 5.294%, 03/04/2027	200,000	203,385
Bank of Montreal 2.650%, 03/08/2027	150,000	147,215
4.700%, 09/14/2027	150,000	151,837
5.203%, 02/01/2028	150,000	153,666
3.088%, 01/10/2037(c)	150,000	133,522
Canadian Imperial Bank of Commerce 3.450%, 04/07/2027	150,000	148,845
5.001%, 04/28/2028	150,000	153,440
5.245%, 01/13/2031(c)	125,000	129,075
6.092%, 10/03/2033	150,000	163,222
U.S. Bancorp 3.150%, 04/27/2027	250,000	246,847
6.787%, 10/26/2027(c)	250,000	256,698
3.900%, 04/26/2028	250,000	249,567
4.548%, 07/22/2028(c)	150,000	151,136
4.653%, 02/01/2029(c)	150,000	151,659
5.775%, 06/12/2029(c)	250,000	260,181
5.384%, 01/23/2030(c)	100,000	103,392
4.839%, 02/01/2034(c)	150,000	150,657
5.836%, 06/12/2034(c)	250,000	266,397
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
5.678%, 01/23/2035(c)	$ 250,000	$ 263,223
Toronto-Dominion Bank, The 4.108%, 06/08/2027	150,000	150,219
4.693%, 09/15/2027	250,000	253,230
5.156%, 01/10/2028	150,000	153,567
5.523%, 07/17/2028	150,000	155,693
4.808%, 06/03/2030	125,000	127,730
5.298%, 01/30/2032	200,000	208,876
National Australia Bank Ltd. 3.905%, 06/09/2027	250,000	249,959
4.944%, 01/12/2028	250,000	255,460
4.900%, 06/13/2028	250,000	256,062
Royal Bank of Canada 4.240%, 08/03/2027	150,000	150,864
6.000%, 11/01/2027	250,000	259,939
4.900%, 01/12/2028	150,000	153,060
5.200%, 08/01/2028	150,000	154,684
4.696%, 08/06/2031(c)	200,000	202,618
5.000%, 02/01/2033	150,000	154,920
5.000%, 05/02/2033	125,000	128,690
Banco Santander SA 5.294%, 08/18/2027	200,000	203,819
5.552%, 03/14/2028(c)	200,000	203,613
4.175%, 03/24/2028(c)	200,000	199,701
5.588%, 08/08/2028	200,000	207,761
5.565%, 01/17/2030	200,000	208,741
6.921%, 08/08/2033	200,000	222,417
Westpac Banking Corp. 4.043%, 08/26/2027	250,000	251,009
5.457%, 11/18/2027	250,000	257,998
5.535%, 11/17/2028	100,000	104,682
5.050%, 04/16/2029	100,000	103,220
6.820%, 11/17/2033	100,000	111,923
5.618%, 11/20/2035(c)	100,000	103,113
3.020%, 11/18/2036(c)	100,000	89,189
Deutsche Bank AG 5.371%, 09/09/2027	250,000	256,232
2.552%, 01/07/2028(c)	250,000	244,522
6.720%, 01/18/2029(c)	250,000	262,535
6.819%, 11/20/2029(c)	150,000	160,449
3.742%, 01/07/2033(c)	250,000	230,266
Barclays PLC(Variable, U.S. SOFR + 1.88%) 6.496%, 09/13/2027(c)	250,000	255,065
5.674%, 03/12/2028(c)	200,000	203,890
6.490%, 09/13/2029(c)	200,000	211,830
5.746%, 08/09/2033(c)	250,000	262,806
7.437%, 11/02/2033(c)	250,000	286,856
6.224%, 05/09/2034(c)	250,000	268,945
7.119%, 06/27/2034(c)	250,000	279,480
Bank of America Corp.(Variable, U.S. SOFR + 1.34%) 5.933%, 09/15/2027(c)	250,000	254,145
2.551%, 02/04/2028(c)	250,000	244,845
4.376%, 04/27/2028(c)	250,000	250,901
4.948%, 07/22/2028(c)	150,000	152,159
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
6.204%, 11/10/2028(c)	$ 250,000	$ 260,525
3.419%, 12/20/2028(c)	250,000	246,186
3.970%, 03/05/2029(c)	250,000	248,785
5.202%, 04/25/2029(c)	250,000	256,266
2.087%, 06/14/2029(c)	250,000	236,807
4.271%, 07/23/2029(c)	150,000	150,519
5.819%, 09/15/2029(c)	100,000	104,570
3.974%, 02/07/2030(c)	250,000	248,155
3.194%, 07/23/2030(c)	250,000	240,799
2.572%, 10/20/2032(c)	250,000	224,066
2.972%, 02/04/2033(c)	500,000	455,318
4.571%, 04/27/2033(c)	500,000	499,897
5.015%, 07/22/2033(c)	500,000	510,884
5.288%, 04/25/2034(c)	250,000	258,655
5.872%, 09/15/2034(c)	175,000	187,514
5.468%, 01/23/2035(c)	250,000	261,058
2.482%, 09/21/2036(c)	250,000	217,044
3.846%, 03/08/2037(c)	250,000	233,572
JPMorgan Chase & Co.(Variable, U.S. SOFR + 1.33%) 6.070%, 10/22/2027(c)	250,000	254,971
5.040%, 01/23/2028(c)	100,000	101,134
2.947%, 02/24/2028(c)	250,000	246,076
5.571%, 04/22/2028(c)	100,000	102,184
4.323%, 04/26/2028(c)	150,000	150,371
4.851%, 07/25/2028(c)	250,000	253,305
2.069%, 06/01/2029(c)	250,000	237,220
4.203%, 07/23/2029(c)	150,000	150,290
5.299%, 07/24/2029(c)	250,000	257,583
6.087%, 10/23/2029(c)	100,000	105,528
4.452%, 12/05/2029(c)	150,000	151,241
5.012%, 01/23/2030(c)	150,000	153,668
5.581%, 04/22/2030(c)	250,000	261,122
3.702%, 05/06/2030(c)	250,000	245,700
4.565%, 06/14/2030(c)	250,000	252,816
4.995%, 07/22/2030(c)	250,000	256,436
1.953%, 02/04/2032(c)	250,000	220,992
2.580%, 04/22/2032(c)	250,000	227,203
2.545%, 11/08/2032(c)	250,000	224,230
2.963%, 01/25/2033(c)	250,000	228,711
4.586%, 04/26/2033(c)	500,000	501,557
4.912%, 07/25/2033(c)	500,000	509,854
5.717%, 09/14/2033(c)	250,000	264,382
5.350%, 06/01/2034(c)	250,000	260,489
6.254%, 10/23/2034(c)	250,000	275,481
5.336%, 01/23/2035(c)	250,000	259,844
5.766%, 04/22/2035(c)	100,000	106,539
4.946%, 10/22/2035(c)	100,000	100,849
5.572%, 04/22/2036(c)	50,000	52,701
PNC Bank N.A. 3.100%, 10/25/2027	250,000	245,841
KeyBank N.A. 5.850%, 11/15/2027	250,000	257,921
Santander Holdings U.S.A. Inc.(Variable, U.S. SOFR + 1.25%) 2.490%, 01/06/2028(c)	250,000	243,940
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
5.741%, 03/20/2031(c)	$ 100,000	$ 103,238
6.342%, 05/31/2035(c)	75,000	79,932
Santander UK Group Holdings PLC(Variable, U.S. SOFR + 1.22%) 2.469%, 01/11/2028(c)	250,000	244,179
6.534%, 01/10/2029(c)	250,000	261,655
Sumitomo Mitsui Financial Group Inc. 5.520%, 01/13/2028	250,000	257,922
5.800%, 07/13/2028	250,000	261,294
3.040%, 07/16/2029	200,000	191,217
5.710%, 01/13/2030	250,000	263,625
5.766%, 01/13/2033	250,000	267,145
5.632%, 01/15/2035	200,000	212,171
Mitsubishi UFJ Financial Group Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%) 2.341%, 01/19/2028(c)	250,000	244,211
5.017%, 07/20/2028(c)	250,000	253,763
5.422%, 02/22/2029(c)	200,000	205,708
5.258%, 04/17/2030(c)	200,000	206,284
2.309%, 07/20/2032(c)	200,000	177,134
5.441%, 02/22/2034(c)	200,000	209,451
5.406%, 04/19/2034(c)	200,000	209,419
Manufacturers & Traders Trust Co. 4.700%, 01/27/2028	250,000	253,343
Citigroup Inc.(Variable, U.S. SOFR + 1.28%) 3.070%, 02/24/2028(c)	250,000	246,164
4.643%, 05/07/2028(c)	250,000	251,729
4.658%, 05/24/2028(c)	150,000	151,128
5.174%, 02/13/2030(c)	250,000	256,454
3.980%, 03/20/2030(c)	150,000	148,182
4.952%, 05/07/2031(c)	150,000	152,850
2.561%, 05/01/2032(c)	250,000	225,325
3.057%, 01/25/2033(c)	500,000	455,190
3.785%, 03/17/2033(c)	500,000	474,992
4.910%, 05/24/2033(c)	500,000	506,042
6.270%, 11/17/2033(c)	250,000	272,841
6.174%, 05/25/2034(c)	250,000	266,003
5.827%, 02/13/2035(c)	250,000	259,288
5.449%, 06/11/2035(c)	250,000	259,245
5.333%, 03/27/2036(c)	100,000	102,220
NatWest Group PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%) 5.583%, 03/01/2028(c)	200,000	203,713
5.808%, 09/13/2029(c)	200,000	208,532
5.076%, 01/27/2030(c)	200,000	204,267
5.778%, 03/01/2035(c)	200,000	210,907
Lloyds Banking Group PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.80%) 3.750%, 03/18/2028(c)	250,000	248,301
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
5.087%, 11/26/2028(c)	$ 200,000	$ 203,561
5.679%, 01/05/2035(c)	200,000	209,660
6.068%, 06/13/2036(c)	200,000	209,941
ING Groep N.V.(Variable, U.S. SOFR + 1.83%) 4.017%, 03/28/2028(c)	200,000	199,404
5.335%, 03/19/2030(c)	200,000	206,381
5.550%, 03/19/2035(c)	200,000	207,771
HSBC Holdings PLC(Variable, U.S. SOFR + 2.11%) 4.755%, 06/09/2028(c)	250,000	252,084
5.210%, 08/11/2028(c)	250,000	254,270
7.390%, 11/03/2028(c)	250,000	265,516
6.161%, 03/09/2029(c)	250,000	260,728
5.286%, 11/19/2030(c)	200,000	206,301
5.240%, 05/13/2031(c)	200,000	205,810
5.402%, 08/11/2033(c)	250,000	259,458
8.113%, 11/03/2033(c)	250,000	293,189
6.254%, 03/09/2034(c)	250,000	272,278
6.547%, 06/20/2034(c)	200,000	215,883
7.399%, 11/13/2034(c)	200,000	227,618
5.450%, 03/03/2036(c)	200,000	206,392
Bank of Nova Scotia, The 5.250%, 06/12/2028	150,000	154,720
4.850%, 02/01/2030	250,000	255,955
4.588%, 05/04/2037(c)	150,000	145,161
Huntington Bancshares Inc.(Variable, U.S. SOFR + 1.97%) 4.443%, 08/04/2028(c)	100,000	100,437
5.272%, 01/15/2031(c)	200,000	206,134
5.709%, 02/02/2035(c)	100,000	104,228
Citibank N.A. 5.803%, 09/29/2028	250,000	262,226
Truist Financial Corp.(Variable, U.S. SOFR + 1.44%) 4.873%, 01/26/2029(c)	100,000	101,505
7.161%, 10/30/2029(c)	150,000	162,465
5.435%, 01/24/2030(c)	100,000	103,470
5.071%, 05/20/2031(c)	100,000	102,529
5.153%, 08/05/2032(c)	100,000	102,916
5.867%, 06/08/2034(c)	150,000	158,929
5.711%, 01/24/2035(c)	100,000	104,937
Mizuho Financial Group Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%) 5.667%, 05/27/2029(c)	200,000	207,481
5.382%, 07/10/2030(c)	200,000	206,971
5.739%, 05/27/2031(c)	200,000	210,863
5.748%, 07/06/2034(c)	200,000	212,504
5.323%, 07/08/2036(c)	200,000	205,587
PNC Financial Services Group Inc., The(Variable, U.S. SOFR + 1.84%) 5.582%, 06/12/2029(c)	250,000	259,058
5.492%, 05/14/2030(c)	100,000	104,080
5.222%, 01/29/2031(c)	100,000	103,322
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
4.812%, 10/21/2032(c)	$ 100,000	$ 101,376
6.037%, 10/28/2033(c)	150,000	161,854
5.939%, 08/18/2034(c)	150,000	160,896
5.401%, 07/23/2035(c)	100,000	103,514
5.575%, 01/29/2036(c)	100,000	104,340
Fifth Third Bancorp(Variable, U.S. SOFR + 2.34%) 6.339%, 07/27/2029(c)	150,000	158,050
4.772%, 07/28/2030(c)	150,000	151,686
Citizens Financial Group Inc.(Variable, U.S. SOFR + 2.01%) 5.841%, 01/23/2030(c)	100,000	104,228
5.253%, 03/05/2031(c)	100,000	102,487
6.645%, 04/25/2035(c)	100,000	110,031
		46,561,278
Beverages (0.13%)
Constellation Brands Inc. 4.350%, 05/09/2027	250,000	250,719
4.750%, 05/09/2032	250,000	251,342
4.900%, 05/01/2033	100,000	100,935
Coca-Cola Co., The 1.450%, 06/01/2027	100,000	96,276
1.000%, 03/15/2028	100,000	93,683
3.450%, 03/25/2030	100,000	97,555
2.000%, 03/05/2031	200,000	179,705
5.000%, 05/13/2034	100,000	104,097
Diageo Capital PLC 5.300%, 10/24/2027	250,000	256,163
5.500%, 01/24/2033	200,000	210,713
PepsiCo Inc. 3.600%, 02/18/2028	250,000	248,785
4.450%, 05/15/2028	250,000	253,894
4.100%, 01/15/2029	50,000	50,177
4.300%, 07/23/2030	100,000	100,610
3.900%, 07/18/2032	100,000	97,657
4.450%, 02/15/2033	100,000	100,936
5.000%, 02/07/2035	100,000	102,364
5.000%, 07/23/2035	50,000	50,932
Anheuser-Busch InBev Worldwide Inc. 3.500%, 06/01/2030	350,000	340,757
Keurig Dr. Pepper Inc. 4.050%, 04/15/2032	250,000	238,881
5.150%, 05/15/2035	50,000	49,524
Brown-Forman Corp. 4.750%, 04/15/2033	100,000	101,173
		3,376,878
Biotechnology & Pharmaceuticals (0.30%)
Bristol-Myers Squibb Co. 4.900%, 02/22/2027	100,000	101,303
5.100%, 02/22/2031	300,000	311,964
2.950%, 03/15/2032	250,000	229,566
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
Corporate Bonds (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
5.200%, 02/22/2034	$ 100,000	$ 103,696
Astrazeneca Finance LLC 4.800%, 02/26/2027	100,000	101,125
4.875%, 03/03/2028	250,000	255,478
4.900%, 03/03/2030	250,000	257,521
4.875%, 03/03/2033	150,000	154,500
5.000%, 02/26/2034	100,000	103,129
Johnson & Johnson 4.500%, 03/01/2027	100,000	101,134
0.950%, 09/01/2027	100,000	95,142
4.800%, 06/01/2029	100,000	103,102
4.850%, 03/01/2032	200,000	207,482
AbbVie Inc. 4.800%, 03/15/2027	100,000	101,136
4.650%, 03/15/2028	100,000	101,647
4.250%, 11/14/2028	100,000	100,793
3.200%, 11/21/2029	250,000	241,188
4.875%, 03/15/2030	150,000	154,404
4.950%, 03/15/2031	100,000	103,363
5.050%, 03/15/2034	100,000	102,902
5.200%, 03/15/2035	100,000	103,494
Eli Lilly & Co. 4.150%, 08/14/2027	100,000	100,652
3.375%, 03/15/2029	207,000	203,215
4.700%, 02/27/2033	150,000	153,041
4.700%, 02/09/2034	100,000	101,104
5.100%, 02/12/2035	100,000	103,447
Amgen Inc. 5.150%, 03/02/2028	250,000	255,836
3.000%, 02/22/2029	250,000	240,711
4.050%, 08/18/2029	250,000	249,030
5.250%, 03/02/2030	250,000	259,155
3.350%, 02/22/2032	150,000	140,848
4.200%, 03/01/2033	150,000	145,876
5.250%, 03/02/2033	250,000	258,960
GlaxoSmithKline Capital Inc. 3.875%, 05/15/2028	250,000	249,653
Merck & Co. Inc. 4.050%, 05/17/2028	250,000	251,363
3.400%, 03/07/2029	150,000	146,956
4.300%, 05/17/2030	50,000	50,402
4.500%, 05/17/2033	150,000	150,814
Pfizer Investment Enterprises Pte. Ltd. 4.450%, 05/19/2028	250,000	252,850
4.650%, 05/19/2030	250,000	254,688
4.750%, 05/19/2033	250,000	252,563
Sanofi SA 3.625%, 06/19/2028	150,000	149,158
Pfizer Inc. 3.450%, 03/15/2029	150,000	147,575
Gilead Sciences Inc. 1.650%, 10/01/2030	300,000	266,006
	Principal amount	Value
Corporate Bonds (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
Zoetis Inc. 5.600%, 11/16/2032	$ 250,000	$ 265,885
Novartis Capital Corp. 4.200%, 09/18/2034	100,000	97,786
		7,881,643
Cable & Satellite (0.08%)
Comcast Corp. 3.300%, 04/01/2027	200,000	198,079
5.350%, 11/15/2027	250,000	256,840
4.550%, 01/15/2029	250,000	253,244
5.500%, 11/15/2032	250,000	264,928
4.650%, 02/15/2033	250,000	251,108
4.800%, 05/15/2033	250,000	252,533
5.300%, 05/15/2035	100,000	102,820
Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, 01/15/2029	250,000	232,510
4.400%, 04/01/2033	250,000	237,125
		2,049,187
Chemicals (0.08%)
Albemarle Corp. 4.650%, 06/01/2027	150,000	150,154
5.050%, 06/01/2032	150,000	148,090
Ecolab Inc. 5.250%, 01/15/2028	150,000	154,068
Sherwin-Williams Co., The 4.550%, 03/01/2028	50,000	50,480
2.950%, 08/15/2029	70,000	66,853
4.800%, 09/01/2031	50,000	51,048
Nutrien Ltd. 4.900%, 03/27/2028	150,000	152,598
Air Products and Chemicals Inc. 4.600%, 02/08/2029	100,000	101,801
4.800%, 03/03/2033	100,000	101,999
4.850%, 02/08/2034	100,000	101,615
Cabot Corp. 5.000%, 06/30/2032	150,000	151,755
Eastman Chemical Co. 5.750%, 03/08/2033	100,000	105,003
Avery Dennison Corp. 5.750%, 03/15/2033	100,000	105,691
Dow Chemical Co., The 6.300%, 03/15/2033	150,000	161,213
5.150%, 02/15/2034	100,000	100,280
5.350%, 03/15/2035	50,000	49,712
FMC Corp. 5.650%, 05/18/2033	60,000	59,987
LYB International Finance III LLC 5.500%, 03/01/2034	100,000	100,578
6.150%, 05/15/2035	50,000	52,106
		1,965,031
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
Corporate Bonds (Cont.)
Commercial Services (0.00%)
Verisk Analytics Inc. 5.250%, 03/15/2035	$ 100,000	$ 101,944
		101,944
Commercial Support Services (0.07%)
Waste Management Inc. 4.875%, 02/15/2029	150,000	154,012
4.625%, 02/15/2030	100,000	101,704
4.800%, 03/15/2032	100,000	102,178
4.150%, 04/15/2032	100,000	98,933
4.625%, 02/15/2033	100,000	101,127
RELX Capital Inc. 4.000%, 03/18/2029	150,000	149,151
3.000%, 05/22/2030	150,000	142,047
Republic Services Inc. 4.875%, 04/01/2029	150,000	153,745
4.750%, 07/15/2030	50,000	51,218
2.375%, 03/15/2033	100,000	87,219
Waste Connections Inc. 2.600%, 02/01/2030	200,000	187,708
5.000%, 03/01/2034	100,000	102,096
Paychex Inc. 5.100%, 04/15/2030	60,000	61,742
5.350%, 04/15/2032	60,000	62,259
5.600%, 04/15/2035	60,000	62,813
GXO Logistics Inc. 2.650%, 07/15/2031	150,000	133,687
		1,751,639
Construction Materials (0.02%)
Owens Corning 5.500%, 06/15/2027	100,000	102,159
3.500%, 02/15/2030	100,000	96,469
CRH SMW Finance DAC 5.125%, 01/09/2030	200,000	205,853
Amrize Finance U.S. LLC 4.950%, 04/07/2030(d)	100,000	102,208
5.400%, 04/07/2035(d)	130,000	133,918
		640,607
Consumer Services (0.01%)
Trustees of Dartmouth College 4.273%, 06/01/2030	50,000	50,354
Trustees of Princeton University, The 4.647%, 07/01/2030	50,000	51,041
Leland Stanford Junior University, The 4.146%, 08/01/2030	50,000	50,174
4.679%, 03/01/2035	50,000	50,225
President and Fellows of Harvard College 4.609%, 02/15/2035	50,000	50,310
		252,104
	Principal amount	Value
Corporate Bonds (Cont.)
Containers & Packaging (0.01%)
Berry Global Inc. 5.500%, 04/15/2028	$ 100,000	$ 102,816
WRKCo Inc. 4.900%, 03/15/2029	100,000	101,898
Amcor Finance U.S.A. Inc. 5.625%, 05/26/2033	100,000	104,294
Amcor Flexibles North America Inc. 5.500%, 03/17/2035	40,000	41,188
		350,196
Diversified Industrials (0.05%)
Parker-Hannifin Corp. 4.250%, 09/15/2027	150,000	150,691
4.500%, 09/15/2029	150,000	152,031
3M Co. 2.875%, 10/15/2027	100,000	97,978
2.375%, 08/26/2029	100,000	93,651
4.800%, 03/15/2030	50,000	51,123
Honeywell International Inc. 4.950%, 02/15/2028	150,000	153,361
4.250%, 01/15/2029	150,000	150,704
5.000%, 02/15/2033	125,000	128,585
4.500%, 01/15/2034	100,000	99,067
5.000%, 03/01/2035	100,000	101,666
		1,178,857
E-Commerce Discretionary (0.08%)
Amazon.com Inc. 3.300%, 04/13/2027	150,000	148,901
4.550%, 12/01/2027	250,000	253,753
3.450%, 04/13/2029	250,000	246,389
4.650%, 12/01/2029	150,000	153,875
2.100%, 05/12/2031	150,000	134,949
3.600%, 04/13/2032	250,000	241,647
4.700%, 12/01/2032	250,000	256,949
eBay Inc. 5.950%, 11/22/2027	250,000	259,725
6.300%, 11/22/2032	250,000	274,607
		1,970,795
Electric Utilities (0.60%)
National Rural Utilities Cooperative Finance Corp. 4.800%, 02/05/2027	50,000	50,483
5.100%, 05/06/2027	50,000	50,814
4.800%, 03/15/2028	150,000	152,776
5.150%, 06/15/2029	50,000	51,789
4.950%, 02/07/2030	50,000	51,504
5.000%, 02/07/2031	100,000	103,025
2.750%, 04/15/2032	50,000	45,125
5.800%, 01/15/2033	50,000	53,641
Eversource Energy 2.900%, 03/01/2027	150,000	147,315
4.600%, 07/01/2027	150,000	150,847
5.450%, 03/01/2028	150,000	154,076
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
5.850%, 04/15/2031	$ 100,000	$ 105,938
5.125%, 05/15/2033	150,000	152,089
5.950%, 07/15/2034	100,000	106,081
Exelon Corp. 2.750%, 03/15/2027	150,000	147,049
5.150%, 03/15/2028	150,000	153,422
5.300%, 03/15/2033	150,000	155,409
Virginia Electric and Power Co. 3.750%, 05/15/2027	150,000	149,314
5.000%, 04/01/2033	150,000	152,654
5.300%, 08/15/2033	150,000	155,569
5.000%, 01/15/2034	100,000	101,124
5.150%, 03/15/2035	50,000	50,914
4.900%, 09/15/2035	100,000	99,477
Southern California Edison Co. 4.700%, 06/01/2027	150,000	150,536
5.850%, 11/01/2027	150,000	153,903
5.300%, 03/01/2028	150,000	152,691
5.950%, 11/01/2032	150,000	158,083
Pacific Gas and Electric Co. 5.450%, 06/15/2027	150,000	152,508
4.550%, 07/01/2030	150,000	148,958
4.400%, 03/01/2032	150,000	146,071
5.900%, 06/15/2032	150,000	156,820
6.400%, 06/15/2033	150,000	161,242
6.950%, 03/15/2034	100,000	110,919
5.800%, 05/15/2034	100,000	103,616
NextEra Energy Capital Holdings Inc. 4.625%, 07/15/2027	150,000	151,470
4.900%, 02/28/2028	150,000	152,624
4.900%, 03/15/2029	100,000	102,281
5.000%, 02/28/2030	150,000	154,643
5.000%, 07/15/2032	150,000	153,369
5.050%, 02/28/2033	150,000	153,213
6.700%, 09/01/2054(c)	50,000	51,725
Southern Co., The 5.113%, 08/01/2027	150,000	152,537
4.850%, 06/15/2028	150,000	152,741
5.500%, 03/15/2029	50,000	51,989
5.700%, 10/15/2032	150,000	158,834
5.200%, 06/15/2033	150,000	154,208
3.750%, 09/15/2051(c)	100,000	98,666
Alabama Power Co. 3.750%, 09/01/2027	150,000	149,716
WEC Energy Group Inc. 5.150%, 10/01/2027	150,000	152,849
4.750%, 01/15/2028	150,000	152,106
American Electric Power Co. Inc. 5.750%, 11/01/2027	150,000	154,861
5.950%, 11/01/2032	150,000	160,809
7.050%, 12/15/2054(c)	50,000	52,280
Public Service Enterprise Group Inc. 5.850%, 11/15/2027	150,000	155,304
5.400%, 03/15/2035	40,000	41,215
Duke Energy Corp. 5.000%, 12/08/2027	150,000	152,755
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
4.300%, 03/15/2028	$ 150,000	$ 150,697
4.850%, 01/05/2029	100,000	101,896
5.450%, 06/15/2034	50,000	52,007
4.950%, 09/15/2035	100,000	99,344
6.450%, 09/01/2054(c)	100,000	105,628
Consumers Energy Co. 4.650%, 03/01/2028	150,000	151,943
4.625%, 05/15/2033	150,000	150,134
Constellation Energy Generation LLC 5.600%, 03/01/2028	150,000	155,019
Black Hills Corp. 5.950%, 03/15/2028	150,000	155,747
Florida Power & Light Co. 5.050%, 04/01/2028	150,000	153,921
4.400%, 05/15/2028	150,000	151,691
5.150%, 06/15/2029	50,000	51,886
4.625%, 05/15/2030	150,000	152,763
5.100%, 04/01/2033	150,000	155,201
4.800%, 05/15/2033	150,000	152,584
5.300%, 06/15/2034	50,000	52,158
Berkshire Hathaway Energy Co. 3.250%, 04/15/2028	80,000	78,576
3.700%, 07/15/2030	50,000	48,951
System Energy Resources Inc. 6.000%, 04/15/2028	100,000	104,027
Georgia Power Co. 4.650%, 05/16/2028	150,000	152,223
4.700%, 05/15/2032	150,000	151,811
4.950%, 05/17/2033	150,000	153,014
5.250%, 03/15/2034	100,000	103,154
DTE Energy Co. 4.875%, 06/01/2028	150,000	152,599
5.100%, 03/01/2029	50,000	51,233
5.200%, 04/01/2030	100,000	103,040
5.850%, 06/01/2034	50,000	53,125
AES Corp., The 5.450%, 06/01/2028	150,000	153,630
National Grid PLC 5.602%, 06/12/2028	150,000	155,226
5.809%, 06/12/2033	150,000	159,908
San Diego Gas & Electric Co. 4.950%, 08/15/2028	150,000	153,643
Duke Energy Carolinas LLC 3.950%, 11/15/2028	90,000	89,979
4.850%, 03/15/2030	100,000	102,712
4.950%, 01/15/2033	150,000	154,215
4.850%, 01/15/2034	100,000	101,240
5.250%, 03/15/2035	50,000	51,741
Duke Energy Progress LLC 3.450%, 03/15/2029	100,000	98,004
5.050%, 03/15/2035	50,000	50,806
Sempra 3.700%, 04/01/2029	100,000	97,990
5.500%, 08/01/2033	200,000	208,458
6.400%, 10/01/2054(c)	50,000	51,090
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
6.875%, 10/01/2054(c)	$ 50,000	$ 51,808
6.625%, 04/01/2055(c)	50,000	50,773
Edison International 5.450%, 06/15/2029	50,000	50,387
Consolidated Edison Company of New York, Inc. 3.350%, 04/01/2030	50,000	48,413
5.500%, 03/15/2034	50,000	52,604
5.125%, 03/15/2035	50,000	51,332
Tennessee Valley Authority 7.125%, 05/01/2030	250,000	284,996
4.875%, 05/15/2035	160,000	165,773
Dayton Power & Light Co., The 4.550%, 08/15/2030(d)	50,000	49,860
PacifiCorp 5.300%, 02/15/2031	100,000	103,670
5.450%, 02/15/2034	100,000	102,433
Puget Energy Inc. 4.224%, 03/15/2032	150,000	143,652
5.725%, 03/15/2035	50,000	51,596
AEP Texas Inc. 4.700%, 05/15/2032	150,000	149,612
Xcel Energy Inc. 4.600%, 06/01/2032	150,000	148,821
5.450%, 08/15/2033	150,000	155,182
Dominion Energy Inc. 5.375%, 11/15/2032	150,000	155,863
6.875%, 02/01/2055(c)	50,000	52,334
Entergy Louisiana LLC 4.000%, 03/15/2033	100,000	95,989
5.350%, 03/15/2034	100,000	103,765
5.150%, 09/15/2034	100,000	102,107
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	100,000	113,649
DTE Electric Co. 5.200%, 04/01/2033	50,000	51,927
5.250%, 05/15/2035	50,000	51,445
Southwestern Electric Power Co. 5.300%, 04/01/2033	100,000	102,210
PPL Electric Utilities Corp. 5.000%, 05/15/2033	150,000	154,371
4.850%, 02/15/2034	100,000	101,143
Ameren Illinois Co. 4.950%, 06/01/2033	150,000	153,965
Public Service Electric and Gas Co. 5.200%, 08/01/2033	150,000	155,767
Arizona Public Service Co. 5.550%, 08/01/2033	150,000	156,887
5.700%, 08/15/2034	100,000	104,775
Oncor Electric Delivery Co. LLC 5.650%, 11/15/2033	100,000	106,435
5.350%, 04/01/2035(d)	50,000	51,715
Duke Energy Florida LLC 5.875%, 11/15/2033	100,000	107,893
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
Dominion Energy South Carolina Inc. 5.300%, 01/15/2035	$ 100,000	$ 103,267
Union Electric Co. 5.250%, 04/15/2035	50,000	51,531
Northern States Power Co. 5.050%, 05/15/2035	50,000	50,996
Duke Energy Ohio Inc. 5.300%, 06/15/2035	50,000	51,560
AEP Transmission Co. LLC 5.375%, 06/15/2035	50,000	51,731
Interstate Power and Light Co. 5.600%, 06/29/2035	50,000	51,947
Entergy Corp. 7.125%, 12/01/2054(c)	50,000	52,245
		15,765,420
Electrical Equipment (0.03%)
Otis Worldwide Corp. 5.250%, 08/16/2028	150,000	154,614
Lennox International Inc. 5.500%, 09/15/2028	100,000	103,376
Amphenol Corp. 5.050%, 04/05/2029	50,000	51,591
5.000%, 01/15/2035	50,000	51,015
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 5.500%, 04/19/2029	50,000	52,055
Vontier Corp. 2.950%, 04/01/2031	150,000	137,009
Allegion U.S. Holding Co. Inc. 5.411%, 07/01/2032	150,000	156,620
Trane Technologies Financing Ltd. 5.250%, 03/03/2033	100,000	104,052
		810,332
Engineering & Construction (0.01%)
Quanta Services Inc. 4.750%, 08/09/2027	50,000	50,571
5.100%, 08/09/2035	50,000	50,128
Jacobs Engineering Group Inc. 6.350%, 08/18/2028	100,000	105,595
MasTec Inc. 5.900%, 06/15/2029	50,000	52,334
		258,628
Entertainment Content (0.02%)
Netflix Inc. 4.375%, 11/15/2026	100,000	100,451
4.875%, 04/15/2028	100,000	102,197
Walt Disney Co., The 3.800%, 03/22/2030	150,000	148,324
6.200%, 12/15/2034	150,000	169,241
		520,213
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
Corporate Bonds (Cont.)
Food (0.09%)
Conagra Brands Inc. 5.300%, 10/01/2026	$ 250,000	$ 252,543
Mondelez International Inc. 2.625%, 03/17/2027	250,000	244,810
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l. 3.000%, 02/02/2029	250,000	239,638
3.625%, 01/15/2032	250,000	233,041
5.750%, 04/01/2033	73,000	76,236
General Mills Inc. 4.875%, 01/30/2030	100,000	102,090
4.950%, 03/29/2033	100,000	101,343
5.250%, 01/30/2035	100,000	101,817
Kraft Heinz Foods Co. 3.750%, 04/01/2030	250,000	242,466
Pilgrim's Pride Corp. 4.250%, 04/15/2031	250,000	241,635
3.500%, 03/01/2032	250,000	228,835
6.250%, 07/01/2033	100,000	106,744
Kellanova 5.250%, 03/01/2033	100,000	103,655
McCormick & Co. Inc. 4.950%, 04/15/2033	100,000	101,968
Hershey Co., The 4.500%, 05/04/2033	100,000	100,325
		2,477,146
Forestry, Paper & Wood Products (0.01%)
Suzano Austria GmbH 6.000%, 01/15/2029	200,000	206,827
		206,827
Gas & Water Utilities (0.05%)
National Fuel Gas Co. 5.500%, 10/01/2026	250,000	252,641
Southern California Gas Co. 2.950%, 04/15/2027	100,000	98,500
5.200%, 06/01/2033	100,000	103,350
5.450%, 06/15/2035	50,000	51,841
CenterPoint Energy Resources Corp. 5.250%, 03/01/2028	100,000	102,577
5.400%, 03/01/2033	9,000	9,297
NiSource Inc. 5.250%, 03/30/2028	100,000	102,596
5.200%, 07/01/2029	50,000	51,565
3.600%, 05/01/2030	50,000	48,418
5.350%, 07/15/2035	50,000	51,051
6.950%, 11/30/2054(c)	50,000	52,032
Essential Utilities Inc. 2.704%, 04/15/2030	50,000	46,547
5.250%, 08/15/2035	50,000	50,244
Southwest Gas Corp. 4.050%, 03/15/2032	100,000	96,144
	Principal amount	Value
Corporate Bonds (Cont.)
Gas & Water Utilities (Cont.)
American Water Capital Corp. 4.450%, 06/01/2032	$ 100,000	$ 99,797
5.250%, 03/01/2035	50,000	51,282
Atmos Energy Corp. 5.900%, 11/15/2033	50,000	54,220
Southern Co. Gas Capital Corp. 4.950%, 09/15/2034	100,000	100,292
		1,422,394
Health Care Facilities & Services (0.31%)
HCA Inc. 3.125%, 03/15/2027	150,000	147,891
5.000%, 03/01/2028	100,000	101,840
5.200%, 06/01/2028	150,000	153,622
3.375%, 03/15/2029	150,000	145,465
5.250%, 03/01/2030	100,000	103,242
5.450%, 04/01/2031	100,000	103,948
3.625%, 03/15/2032	100,000	93,815
5.500%, 06/01/2033	100,000	103,894
5.600%, 04/01/2034	100,000	103,808
5.750%, 03/01/2035	100,000	104,547
UnitedHealth Group Inc. 3.700%, 05/15/2027	250,000	249,036
5.250%, 02/15/2028	250,000	256,703
4.000%, 05/15/2029	250,000	249,178
5.300%, 02/15/2030	250,000	260,250
4.650%, 01/15/2031	100,000	101,341
4.200%, 05/15/2032	250,000	246,429
5.350%, 02/15/2033	100,000	104,519
4.500%, 04/15/2033	100,000	98,944
5.150%, 07/15/2034	100,000	102,636
CommonSpirit Health 6.073%, 11/01/2027	150,000	155,552
Cencora Inc. 4.625%, 12/15/2027	100,000	101,130
5.150%, 02/15/2035	100,000	102,123
Humana Inc. 5.750%, 03/01/2028	250,000	257,889
3.700%, 03/23/2029	250,000	244,308
5.375%, 04/15/2031	100,000	102,861
IQVIA Inc. 5.700%, 05/15/2028	200,000	206,340
6.250%, 02/01/2029	100,000	105,263
Centene Corp. 2.450%, 07/15/2028	250,000	232,308
2.500%, 03/01/2031	400,000	344,566
McKesson Corp. 4.900%, 07/15/2028	150,000	153,194
4.950%, 05/30/2032	50,000	51,199
5.100%, 07/15/2033	100,000	103,615
CVS Health Corp. 5.000%, 01/30/2029	150,000	152,948
5.125%, 02/21/2030	250,000	256,271
3.750%, 04/01/2030	100,000	96,871
5.250%, 01/30/2031	250,000	257,317
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
Corporate Bonds (Cont.)
Health Care Facilities & Services (Cont.)
5.000%, 09/15/2032	$ 50,000	$ 50,612
5.250%, 02/21/2033	100,000	102,315
5.300%, 06/01/2033	100,000	102,367
5.700%, 06/01/2034	100,000	104,355
Cigna Group, The 5.000%, 05/15/2029	300,000	307,792
5.125%, 05/15/2031	100,000	103,480
5.250%, 02/15/2034	100,000	102,935
Universal Health Services Inc. 2.650%, 10/15/2030	250,000	225,703
Adventist Health System 5.430%, 03/01/2032	150,000	153,635
Sutter Health 5.213%, 08/15/2032	50,000	51,755
5.164%, 08/15/2033	100,000	102,739
Elevance Health Inc. 5.500%, 10/15/2032	250,000	262,726
4.750%, 02/15/2033	250,000	250,771
5.375%, 06/15/2034	100,000	103,119
Quest Diagnostics Inc. 6.400%, 11/30/2033	100,000	110,955
Cardinal Health Inc. 5.350%, 11/15/2034	100,000	102,790
		7,992,912
Healthcare - Products (0.01%)
Solventum Corp. 5.450%, 03/13/2031	100,000	104,280
Zimmer Biomet Holdings Inc. 5.500%, 02/19/2035	50,000	52,080
		156,360
Home Construction (0.03%)
D.R. Horton Inc. 1.300%, 10/15/2026	100,000	97,220
1.400%, 10/15/2027	100,000	94,873
Lennar Corp. 5.200%, 07/30/2030	50,000	51,498
MDC Holdings Inc. 2.500%, 01/15/2031	100,000	88,243
Fortune Brands Innovations Inc. 4.000%, 03/25/2032	150,000	142,921
5.875%, 06/01/2033	100,000	106,025
Meritage Homes Corp. 5.650%, 03/15/2035	75,000	76,153
		656,933
Household Products (0.08%)
Procter & Gamble Co., The 1.900%, 02/01/2027	100,000	97,564
3.950%, 01/26/2028	100,000	100,485
4.150%, 10/24/2029	50,000	50,582
2.300%, 02/01/2032	100,000	90,921
4.050%, 01/26/2033	100,000	99,933
	Principal amount	Value
Corporate Bonds (Cont.)
Household Products (Cont.)
Haleon U.S. Capital LLC 3.375%, 03/24/2027	$ 250,000	$ 247,404
3.625%, 03/24/2032	250,000	236,910
Colgate-Palmolive Co. 3.100%, 08/15/2027	100,000	98,834
4.600%, 03/01/2028	100,000	101,773
Kenvue Inc. 5.050%, 03/22/2028	100,000	102,166
5.000%, 03/22/2030	100,000	102,722
4.900%, 03/22/2033	100,000	101,656
Unilever Capital Corp. 1.375%, 09/14/2030	300,000	264,550
Clorox Co., The 4.600%, 05/01/2032	100,000	101,089
Church & Dwight Co. Inc. 5.600%, 11/15/2032	100,000	105,981
Estee Lauder Cos. Inc., The 4.650%, 05/15/2033	100,000	100,190
		2,002,760
Industrial Intermediate Products (0.01%)
Timken Co., The 4.125%, 04/01/2032	150,000	143,630
		143,630
Institutional Financial Services (0.51%)
Goldman Sachs Group Inc., The(Variable, U.S. SOFR + 0.82%) 1.542%, 09/10/2027(c)	100,000	97,532
1.948%, 10/21/2027(c)	200,000	195,293
2.640%, 02/24/2028(c)	250,000	244,743
3.615%, 03/15/2028(c)	250,000	248,125
4.937%, 04/23/2028(c)	150,000	151,756
4.482%, 08/23/2028(c)	250,000	251,564
4.223%, 05/01/2029(c)	150,000	150,175
6.484%, 10/24/2029(c)	150,000	159,627
5.727%, 04/25/2030(c)	250,000	261,560
5.049%, 07/23/2030(c)	250,000	256,266
2.615%, 04/22/2032(c)	250,000	226,805
2.383%, 07/21/2032(c)	250,000	223,125
3.102%, 02/24/2033(c)	500,000	458,690
6.561%, 10/24/2034(c)	100,000	112,118
5.851%, 04/25/2035(c)	100,000	106,546
5.330%, 07/23/2035(c)	100,000	102,944
5.016%, 10/23/2035(c)	100,000	100,665
5.536%, 01/28/2036(c)	150,000	156,577
Intercontinental Exchange Inc. 4.000%, 09/15/2027	250,000	249,986
4.350%, 06/15/2029	250,000	252,125
4.600%, 03/15/2033	250,000	251,526
Nomura Holdings Inc. 5.842%, 01/18/2028	500,000	516,980
6.181%, 01/18/2033	250,000	270,368
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
Corporate Bonds (Cont.)
Institutional Financial Services (Cont.)
Morgan Stanley(Variable, U.S. SOFR + 1.00%) 2.475%, 01/21/2028(c)	$ 250,000	$ 244,692
5.652%, 04/13/2028(c)	100,000	102,239
4.210%, 04/20/2028(c)	250,000	250,272
3.772%, 01/24/2029(c)	150,000	148,700
5.123%, 02/01/2029(c)	250,000	255,387
5.164%, 04/20/2029(c)	250,000	255,908
5.449%, 07/20/2029(c)	250,000	258,327
6.407%, 11/01/2029(c)	150,000	159,430
5.173%, 01/16/2030(c)	150,000	154,166
4.431%, 01/23/2030(c)	250,000	251,197
5.656%, 04/18/2030(c)	250,000	261,054
5.042%, 07/19/2030(c)	250,000	256,215
2.699%, 01/22/2031(c)	250,000	233,609
2.239%, 07/21/2032(c)	250,000	220,798
2.943%, 01/21/2033(c)	250,000	227,288
4.889%, 07/20/2033(c)	500,000	507,697
6.342%, 10/18/2033(c)	500,000	549,521
5.250%, 04/21/2034(c)	150,000	154,684
5.424%, 07/21/2034(c)	150,000	156,285
6.627%, 11/01/2034(c)	100,000	111,861
2.484%, 09/16/2036(c)	250,000	217,157
5.297%, 04/20/2037(c)	250,000	253,631
5.948%, 01/19/2038(c)	250,000	262,120
5.942%, 02/07/2039(c)	250,000	261,749
Bank of New York Mellon Corp., The 3.400%, 01/29/2028	250,000	247,261
3.992%, 06/13/2028(c)	150,000	149,943
5.834%, 10/25/2033(c)	150,000	161,558
4.706%, 02/01/2034(c)	150,000	150,744
6.474%, 10/25/2034(c)	250,000	278,645
State Street Corp.(Variable, U.S. SOFR + 0.73%) 2.203%, 02/07/2028(c)	150,000	146,333
4.536%, 02/28/2028	100,000	101,283
4.729%, 02/28/2030	100,000	102,177
4.834%, 04/24/2030	100,000	102,661
4.675%, 10/22/2032(c)	100,000	101,288
5.159%, 05/18/2034(c)	150,000	155,394
5.146%, 02/28/2036(c)	60,000	61,363
Jefferies Financial Group Inc. 5.875%, 07/21/2028	100,000	104,116
6.200%, 04/14/2034	100,000	106,320
BGC Group Inc. 6.150%, 04/02/2030(d)	50,000	51,227
LPL Holdings Inc. 5.150%, 06/15/2030	50,000	50,890
5.650%, 03/15/2035	100,000	101,886
CME Group Inc. 2.650%, 03/15/2032	100,000	90,835
	Principal amount	Value
Corporate Bonds (Cont.)
Institutional Financial Services (Cont.)
Nasdaq Inc. 5.550%, 02/15/2034	$ 88,000	$ 92,399
Goldman Sachs Capital I 6.345%, 02/15/2034	100,000	106,840
		13,262,246
Insurance (0.19%)
Berkshire Hathaway Finance Corp. 2.300%, 03/15/2027	50,000	48,959
2.875%, 03/15/2032	100,000	93,524
Progressive Corp., The 2.500%, 03/15/2027	50,000	48,980
4.950%, 06/15/2033	100,000	102,879
Aon Corp./Aon Global Holdings PLC 2.850%, 05/28/2027	150,000	147,076
5.350%, 02/28/2033	250,000	261,008
Willis North America Inc. 4.650%, 06/15/2027	250,000	251,917
F&G Annuities & Life Inc. 7.400%, 01/13/2028	250,000	262,410
6.500%, 06/04/2029	100,000	104,261
Corebridge Financial Inc. 3.850%, 04/05/2029	250,000	246,157
3.900%, 04/05/2032	250,000	238,700
6.875%, 12/15/2052(c)	250,000	256,367
Chubb INA Holdings LLC 4.650%, 08/15/2029	150,000	152,950
5.000%, 03/15/2034	100,000	102,539
Marsh & McLennan Cos. Inc. 4.650%, 03/15/2030	100,000	101,624
2.250%, 11/15/2030	250,000	226,518
MetLife Inc. 4.550%, 03/23/2030	250,000	254,259
Aflac Inc. 3.600%, 04/01/2030	250,000	244,947
Brown & Brown Inc. 4.900%, 06/23/2030	60,000	60,806
Lincoln National Corp. 3.400%, 01/15/2031	150,000	141,681
Arthur J. Gallagher & Co. 5.000%, 02/15/2032	100,000	102,028
5.150%, 02/15/2035	100,000	101,182
American International Group Inc. 5.125%, 03/27/2033	250,000	257,181
Allstate Corp., The 5.250%, 03/30/2033	250,000	259,243
Fairfax Financial Holdings Ltd. 6.000%, 12/07/2033	100,000	106,306
Aon North America Inc. 5.450%, 03/01/2034	100,000	104,170
Prudential Financial Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.16%) 5.125%, 03/01/2052(c)	250,000	250,906
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
Corporate Bonds (Cont.)
Insurance (Cont.)
6.000%, 09/01/2052(c)	$ 250,000	$ 259,766
Athene Holding Ltd. 6.625%, 10/15/2054(c)	250,000	252,246
		5,040,590
Internet Media & Services (0.08%)
Meta Platforms Inc. 3.500%, 08/15/2027	500,000	497,785
4.600%, 05/15/2028	500,000	510,233
4.800%, 05/15/2030	100,000	103,231
3.850%, 08/15/2032	200,000	194,627
4.950%, 05/15/2033	250,000	258,847
4.750%, 08/15/2034	100,000	101,303
Uber Technologies Inc. 4.300%, 01/15/2030	100,000	100,289
Expedia Group Inc. 3.250%, 02/15/2030	100,000	95,545
5.400%, 02/15/2035	100,000	102,621
Alphabet Inc. 4.500%, 05/15/2035	50,000	50,043
		2,014,524
IT Services (0.07%)
Kyndryl Holdings Inc. 2.050%, 10/15/2026	150,000	146,505
2.700%, 10/15/2028	250,000	238,148
3.150%, 10/15/2031	150,000	136,384
International Business Machines Corp. 2.200%, 02/09/2027	150,000	146,406
4.150%, 07/27/2027	150,000	150,645
4.500%, 02/06/2028	100,000	101,043
1.950%, 05/15/2030	200,000	181,131
4.750%, 02/06/2033	250,000	254,080
5.200%, 02/10/2035	100,000	102,658
Booz Allen Hamilton Inc. 5.950%, 08/04/2033	100,000	105,015
IBM International Capital Pte. Ltd. 4.900%, 02/05/2034	100,000	101,298
Accenture Capital Inc. 4.500%, 10/04/2034	100,000	98,623
		1,761,936
Leisure Facilities & Services (0.07%)
Hyatt Hotels Corp. 5.750%, 01/30/2027	80,000	81,506
5.050%, 03/30/2028	50,000	50,812
5.750%, 03/30/2032	100,000	104,292
Starbucks Corp. 4.850%, 02/08/2027	100,000	100,983
2.250%, 03/12/2030	100,000	91,801
4.800%, 02/15/2033	100,000	101,327
5.000%, 02/15/2034	100,000	102,086
Las Vegas Sands Corp. 5.900%, 06/01/2027	100,000	102,021
	Principal amount	Value
Corporate Bonds (Cont.)
Leisure Facilities & Services (Cont.)
6.000%, 08/15/2029	$ 100,000	$ 104,153
6.000%, 06/14/2030	50,000	52,067
McDonald's Corp. 4.800%, 08/14/2028	250,000	255,326
3.600%, 07/01/2030	150,000	146,463
4.950%, 08/14/2033	100,000	103,017
Marriott International Inc. 4.900%, 04/15/2029	250,000	255,208
5.100%, 04/15/2032	100,000	102,631
5.300%, 05/15/2034	100,000	102,712
5.350%, 03/15/2035	50,000	51,136
		1,907,541
Leisure Products (0.00%)
Hasbro Inc. 3.900%, 11/19/2029	50,000	48,701
		48,701
Machinery (0.13%)
Caterpillar Financial Services Corp. 4.500%, 01/08/2027	100,000	100,774
5.000%, 05/14/2027	50,000	50,868
3.600%, 08/12/2027	100,000	99,578
4.375%, 08/16/2029	100,000	101,378
4.800%, 01/08/2030	100,000	103,098
John Deere Capital Corp. 4.500%, 01/08/2027	100,000	100,788
4.150%, 09/15/2027	100,000	100,471
4.900%, 03/03/2028	100,000	102,250
4.950%, 07/14/2028	100,000	102,691
4.850%, 10/11/2029	150,000	154,554
4.700%, 06/10/2030	150,000	153,884
4.350%, 09/15/2032	100,000	100,162
5.100%, 04/11/2034	100,000	103,464
5.050%, 06/12/2034	100,000	103,115
Stanley Black & Decker Inc. 6.000%, 03/06/2028	150,000	155,863
CNH Industrial Capital LLC 4.750%, 03/21/2028	100,000	101,115
4.550%, 04/10/2028	100,000	100,770
Regal Rexnord Corp. 6.050%, 04/15/2028	150,000	155,165
6.300%, 02/15/2030	150,000	159,045
6.400%, 04/15/2033	250,000	268,387
Eaton Corp. 4.350%, 05/18/2028	150,000	151,720
4.150%, 03/15/2033	100,000	98,460
Ingersoll Rand Inc. 5.400%, 08/14/2028	150,000	155,159
5.176%, 06/15/2029	50,000	51,662
5.700%, 08/14/2033	100,000	106,232
5.450%, 06/15/2034	100,000	104,264
Veralto Corp. 5.350%, 09/18/2028	100,000	103,201
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
Corporate Bonds (Cont.)
Machinery (Cont.)
Pentair Finance S.a.r.l. 5.900%, 07/15/2032	$ 100,000	$ 106,034
AGCO Corp. 5.800%, 03/21/2034	100,000	103,951
		3,398,103
Medical Equipment & Devices (0.09%)
Baxter International Inc. 1.915%, 02/01/2027	150,000	145,386
2.539%, 02/01/2032	100,000	87,669
Bio-Rad Laboratories Inc. 3.300%, 03/15/2027	150,000	147,930
GE HealthCare Technologies Inc. 5.650%, 11/15/2027	150,000	154,596
5.857%, 03/15/2030	250,000	264,875
5.905%, 11/22/2032	250,000	269,003
Thermo Fisher Scientific Inc. 4.800%, 11/21/2027	150,000	152,412
4.977%, 08/10/2030	250,000	258,765
5.086%, 08/10/2033	100,000	103,613
Illumina Inc. 5.750%, 12/13/2027	150,000	154,258
Stryker Corp. 4.700%, 02/10/2028	100,000	101,461
4.850%, 02/10/2030	100,000	102,487
5.200%, 02/10/2035	100,000	103,125
Becton Dickinson & Co. 4.693%, 02/13/2028	150,000	151,891
Medtronic Global Holdings SCA 4.250%, 03/30/2028	150,000	151,059
4.500%, 03/30/2033	100,000	100,066
		2,448,596
Metals & Mining (0.06%)
Rio Tinto Finance U.S.A. PLC 4.375%, 03/12/2027	100,000	100,645
4.500%, 03/14/2028	100,000	101,097
4.875%, 03/14/2030	100,000	102,476
5.000%, 03/09/2033	100,000	102,872
5.250%, 03/14/2035	100,000	103,048
BHP Billiton Finance U.S.A. Ltd. 4.750%, 02/28/2028	150,000	152,395
5.100%, 09/08/2028	100,000	102,858
4.900%, 02/28/2033	100,000	102,196
Newmont Corp./Newcrest Finance Pty Ltd. 3.250%, 05/13/2030	79,000	75,718
5.350%, 03/15/2034	50,000	52,152
Vale Overseas Ltd. 3.750%, 07/08/2030	100,000	96,175
6.125%, 06/12/2033	100,000	106,791
Freeport-McMoRan Inc. 4.625%, 08/01/2030	100,000	99,028
	Principal amount	Value
Corporate Bonds (Cont.)
Metals & Mining (Cont.)
Yamana Gold Inc. 2.630%, 08/15/2031	$ 150,000	$ 133,618
Newmont Corp. 5.875%, 04/01/2035	50,000	54,161
		1,485,230
Oil & Gas Supply Chain (0.48%)
Phillips 66 Co. 3.550%, 10/01/2026	250,000	248,461
4.950%, 12/01/2027	125,000	127,065
3.750%, 03/01/2028	100,000	99,049
3.150%, 12/15/2029	150,000	143,350
5.300%, 06/30/2033	150,000	154,302
ONEOK Inc. 5.550%, 11/01/2026	250,000	253,167
5.650%, 11/01/2028	250,000	259,251
5.800%, 11/01/2030	250,000	263,408
6.100%, 11/15/2032	150,000	160,734
5.050%, 11/01/2034	100,000	98,618
Kinder Morgan Inc. 1.750%, 11/15/2026	250,000	243,491
5.150%, 06/01/2030	100,000	103,158
5.200%, 06/01/2033	100,000	102,404
5.400%, 02/01/2034	100,000	103,099
Enbridge Inc. 5.900%, 11/15/2026	100,000	101,750
6.000%, 11/15/2028	100,000	105,196
5.300%, 04/05/2029	100,000	103,244
5.700%, 03/08/2033	150,000	157,854
5.550%, 06/20/2035	50,000	51,563
Energy Transfer L.P. 6.050%, 12/01/2026	100,000	101,864
5.550%, 02/15/2028	250,000	257,336
5.750%, 02/15/2033	100,000	104,823
6.550%, 12/01/2033	100,000	109,379
5.550%, 05/15/2034	100,000	102,600
5.600%, 09/01/2034	100,000	102,631
5.700%, 04/01/2035	100,000	103,258
Enterprise Products Operating LLC 4.600%, 01/11/2027	100,000	100,720
3.125%, 07/31/2029	150,000	144,695
5.350%, 01/31/2033	100,000	104,508
4.950%, 02/15/2035	100,000	100,831
Sabine Pass Liquefaction LLC 5.000%, 03/15/2027	100,000	100,605
4.200%, 03/15/2028	100,000	99,893
4.500%, 05/15/2030	100,000	100,349
Exxon Mobil Corp. 3.294%, 03/19/2027	250,000	248,268
2.610%, 10/15/2030	250,000	233,284
Coterra Energy Inc. 3.900%, 05/15/2027	250,000	248,358
4.375%, 03/15/2029	250,000	249,481
Targa Resources Corp. 5.200%, 07/01/2027	250,000	253,940
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas Supply Chain (Cont.)
6.150%, 03/01/2029	$ 100,000	$ 105,351
4.900%, 09/15/2030	100,000	101,573
6.125%, 03/15/2033	100,000	106,346
Chevron U.S.A. Inc. 1.018%, 08/12/2027	250,000	237,877
3.850%, 01/15/2028	250,000	250,056
3.250%, 10/15/2029	250,000	243,559
4.300%, 10/15/2030	100,000	100,545
MPLX L.P. 4.000%, 03/15/2028	100,000	99,535
2.650%, 08/15/2030	100,000	91,808
5.000%, 03/01/2033	100,000	100,025
5.500%, 06/01/2034	100,000	101,909
EQT Corp. 5.700%, 04/01/2028	250,000	258,405
4.750%, 01/15/2031	50,000	49,898
TransCanada PipeLines Ltd. 4.250%, 05/15/2028	150,000	150,070
Ovintiv Inc. 5.650%, 05/15/2028	250,000	257,477
6.250%, 07/15/2033	250,000	263,704
Williams Cos. Inc., The 5.300%, 08/15/2028	250,000	257,760
2.600%, 03/15/2031	250,000	226,996
5.650%, 03/15/2033	100,000	105,021
Occidental Petroleum Corp. 6.375%, 09/01/2028	100,000	104,576
8.875%, 07/15/2030	100,000	115,534
5.550%, 10/01/2034	100,000	101,462
Cheniere Energy Inc. 4.625%, 10/15/2028	250,000	249,219
BP Capital Markets America Inc. 4.970%, 10/17/2029	100,000	102,986
2.721%, 01/12/2032	250,000	226,708
4.812%, 02/13/2033	250,000	252,940
4.893%, 09/11/2033	100,000	101,449
4.989%, 04/10/2034	100,000	101,981
5.227%, 11/17/2034	100,000	103,288
Eastern Gas Transmission & Storage Inc. 3.000%, 11/15/2029	150,000	142,714
Cheniere Corp.us Christi Holdings LLC 3.700%, 11/15/2029	250,000	242,961
Canadian Natural Resources Ltd. 5.000%, 12/15/2029(d)	100,000	102,218
5.400%, 12/15/2034(d)	100,000	101,845
Diamondback Energy Inc. 5.150%, 01/30/2030	100,000	102,987
6.250%, 03/15/2033	250,000	269,352
5.400%, 04/18/2034	100,000	102,088
Chevron Corp. 2.236%, 05/11/2030	250,000	231,187
	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas Supply Chain (Cont.)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 4.000%, 01/15/2032	$ 250,000	$ 237,086
Western Midstream Operating L.P. 6.150%, 04/01/2033	250,000	264,105
Cheniere Energy Partners L.P. 5.950%, 06/30/2033	100,000	105,860
TotalEnergies Capital SA 4.724%, 09/10/2034	100,000	100,667
ConocoPhillips Co. 5.000%, 01/15/2035	150,000	151,957
Shell Finance U.S. Inc. 4.125%, 05/11/2035	50,000	48,017
Woodside Finance Ltd. 6.000%, 05/19/2035	100,000	104,382
		12,621,471
Oil, Gas Services & Equipment (0.01%)
Schlumberger Investment SA 2.650%, 06/26/2030	100,000	93,265
Helmerich & Payne Inc. 2.900%, 09/29/2031	100,000	88,342
		181,607
Packaging & Containers (0.00%)
Sonoco Products Co. 4.600%, 09/01/2029	100,000	100,594
		100,594
Pharmaceuticals (0.02%)
Cardinal Health Inc. 4.500%, 09/15/2030	100,000	100,305
5.150%, 09/15/2035	50,000	50,297
Eli Lilly & Co. 4.250%, 03/15/2031	50,000	50,062
Takeda U.S. Financing Inc. 5.200%, 07/07/2035	200,000	203,288
		403,952
Real Estate Investment Trusts (0.41%)
Camden Property Trust 5.850%, 11/03/2026	50,000	50,890
Public Storage Operating Co. 1.500%, 11/09/2026	250,000	243,427
5.125%, 01/15/2029	50,000	51,628
4.375%, 07/01/2030	50,000	50,230
Crown Castle Inc. 4.000%, 03/01/2027	100,000	99,553
2.900%, 03/15/2027	100,000	98,072
3.650%, 09/01/2027	100,000	98,961
5.000%, 01/11/2028	100,000	101,405
2.250%, 01/15/2031	100,000	88,998
2.100%, 04/01/2031	100,000	87,552
2.500%, 07/15/2031	100,000	89,026
5.100%, 05/01/2033	250,000	252,991
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
Corporate Bonds (Cont.)
Real Estate Investment Trusts (Cont.)
5.800%, 03/01/2034	$ 100,000	$ 105,221
Boston Properties L.P. 6.750%, 12/01/2027	250,000	262,226
Prologis L.P. 3.375%, 12/15/2027	250,000	247,189
4.000%, 09/15/2028	250,000	249,998
2.875%, 11/15/2029	250,000	237,983
1.750%, 07/01/2030	250,000	223,516
4.750%, 06/15/2033	250,000	252,165
5.000%, 03/15/2034	100,000	101,608
5.250%, 05/15/2035	100,000	103,005
Digital Realty Trust L.P. 5.550%, 01/15/2028	250,000	257,333
VICI Properties L.P. 4.750%, 02/15/2028	250,000	252,102
5.125%, 05/15/2032	250,000	252,461
5.625%, 04/01/2035	100,000	102,391
ERP Operating L.P. 3.500%, 03/01/2028	50,000	49,408
3.000%, 07/01/2029	50,000	48,013
4.950%, 06/15/2032	50,000	51,249
4.650%, 09/15/2034	50,000	49,409
American Tower Corp. 5.500%, 03/15/2028	500,000	515,291
5.250%, 07/15/2028	500,000	514,230
5.650%, 03/15/2033	500,000	527,401
Extra Space Storage L.P. 5.700%, 04/01/2028	250,000	258,203
3.900%, 04/01/2029	250,000	246,472
4.000%, 06/15/2029	50,000	49,487
5.500%, 07/01/2030	250,000	260,644
2.200%, 10/15/2030	100,000	89,653
2.400%, 10/15/2031	100,000	88,058
Rexford Industrial Realty L.P. 5.000%, 06/15/2028	250,000	254,186
Realty Income Corp. 4.700%, 12/15/2028	250,000	254,495
4.850%, 03/15/2030	250,000	256,371
5.625%, 10/13/2032	250,000	264,956
1.800%, 03/15/2033	100,000	82,824
Ventas Realty L.P. 4.400%, 01/15/2029	100,000	100,280
5.000%, 01/15/2035	100,000	100,046
Alexandria Real Estate Equities Inc. 2.750%, 12/15/2029	50,000	46,858
4.900%, 12/15/2030	50,000	50,906
2.000%, 05/18/2032	50,000	42,264
1.875%, 02/01/2033	50,000	41,072
4.750%, 04/15/2035	50,000	48,830
Welltower OP LLC 4.500%, 07/01/2030	50,000	50,467
3.850%, 06/15/2032	250,000	239,515
Omega Healthcare Investors Inc. 5.200%, 07/01/2030	50,000	50,761
	Principal amount	Value
Corporate Bonds (Cont.)
Real Estate Investment Trusts (Cont.)
Simon Property Group L.P. 2.650%, 07/15/2030	$ 50,000	$ 46,563
5.500%, 03/08/2033	250,000	263,837
4.750%, 09/26/2034	100,000	99,391
WP Carey Inc. 4.650%, 07/15/2030	50,000	50,295
Lineage OP L.P. 5.250%, 07/15/2030(d)	50,000	50,682
AvalonBay Communities Inc. 2.450%, 01/15/2031	250,000	227,187
CubeSmart L.P. 2.000%, 02/15/2031	150,000	131,212
Kimco Realty OP LLC 3.200%, 04/01/2032	250,000	230,429
American Homes 4 Rent L.P. 3.625%, 04/15/2032	250,000	233,950
Equinix Inc. 3.900%, 04/15/2032	150,000	143,879
Invitation Homes Operating Partnership L.P. 4.150%, 04/15/2032	250,000	241,683
Healthpeak OP LLC 5.250%, 12/15/2032	250,000	257,078
Weyerhaeuser Co. 3.375%, 03/09/2033	100,000	91,025
Equinix Europe 2 Financing Corp. LLC 5.500%, 06/15/2034	50,000	51,902
Brixmor Operating Partnership L.P. 5.750%, 02/15/2035	100,000	104,561
		10,814,954
Renewable Energy (0.00%)
MPLX L.P. 5.400%, 09/15/2035	100,000	100,217
		100,217
Retail - Consumer Staples (0.09%)
Target Corp. 1.950%, 01/15/2027	250,000	244,067
6.350%, 11/01/2032	100,000	111,343
4.400%, 01/15/2033	250,000	249,938
Walmart Inc. 3.950%, 09/09/2027	150,000	150,646
3.900%, 04/15/2028	250,000	250,898
4.000%, 04/15/2030	250,000	251,566
4.150%, 09/09/2032	250,000	250,484
4.100%, 04/15/2033	250,000	248,251
Dollar General Corp. 5.200%, 07/05/2028	250,000	255,835
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
Corporate Bonds (Cont.)
Retail - Consumer Staples (Cont.)
Kroger Co., The 1.700%, 01/15/2031	$ 250,000	$ 218,441
Home Depot Inc., The 4.650%, 09/15/2035	100,000	99,011
		2,330,480
Retail - Discretionary (0.08%)
Lowe's Cos. Inc. 3.350%, 04/01/2027	150,000	148,534
1.300%, 04/15/2028	150,000	140,212
3.750%, 04/01/2032	150,000	143,482
5.150%, 07/01/2033	250,000	258,229
Home Depot Inc., The 2.875%, 04/15/2027	150,000	147,850
4.900%, 04/15/2029	100,000	102,874
2.950%, 06/15/2029	100,000	96,459
4.750%, 06/25/2029	100,000	102,406
2.700%, 04/15/2030	50,000	47,097
4.500%, 09/15/2032	250,000	253,853
4.950%, 06/25/2034	100,000	102,398
AutoZone Inc. 4.500%, 02/01/2028	150,000	151,322
6.250%, 11/01/2028	100,000	106,037
Genuine Parts Co. 6.500%, 11/01/2028	50,000	53,089
AutoNation Inc. 3.850%, 03/01/2032	150,000	140,536
O'Reilly Automotive Inc. 4.700%, 06/15/2032	150,000	151,268
		2,145,646
Semiconductors (0.22%)
TSMC Arizona Corp. 1.750%, 10/25/2026	200,000	195,173
3.875%, 04/22/2027	200,000	199,541
NXP B.V./NXP Funding LLC/NXP U.S.A. Inc. 3.150%, 05/01/2027	150,000	147,655
3.400%, 05/01/2030	150,000	143,827
2.500%, 05/11/2031	100,000	89,767
5.250%, 08/19/2035	50,000	50,510
QUALCOMM Inc. 3.250%, 05/20/2027	150,000	148,709
5.400%, 05/20/2033	250,000	265,640
5.000%, 05/20/2035	50,000	51,047
Broadcom Inc. 5.050%, 07/12/2027	200,000	203,454
4.150%, 02/15/2028	100,000	100,261
4.800%, 04/15/2028	100,000	101,840
4.000%, 04/15/2029(d)	150,000	149,303
5.050%, 07/12/2029	100,000	103,009
4.350%, 02/15/2030	100,000	100,491
4.600%, 07/15/2030	150,000	152,268
2.450%, 02/15/2031(d)	150,000	136,427
5.150%, 11/15/2031	100,000	103,905
	Principal amount	Value
Corporate Bonds (Cont.)
Semiconductors (Cont.)
4.550%, 02/15/2032	$ 100,000	$ 100,695
4.150%, 04/15/2032(d)	150,000	147,100
2.600%, 02/15/2033(d)	100,000	87,787
3.419%, 04/15/2033(d)	100,000	92,547
3.469%, 04/15/2034(d)	100,000	91,260
4.800%, 10/15/2034	100,000	100,699
5.200%, 07/15/2035	100,000	103,060
Intel Corp. 3.750%, 08/05/2027	150,000	148,846
4.875%, 02/10/2028	100,000	101,517
1.600%, 08/12/2028	250,000	233,159
4.000%, 08/05/2029	150,000	148,415
5.125%, 02/10/2030	150,000	154,359
5.200%, 02/10/2033	250,000	255,591
Texas Instruments Inc. 2.900%, 11/03/2027	150,000	147,381
4.900%, 03/14/2033	250,000	257,486
5.100%, 05/23/2035	50,000	51,558
Micron Technology Inc. 5.375%, 04/15/2028	250,000	257,824
6.750%, 11/01/2029	150,000	163,058
5.875%, 02/09/2033	250,000	265,529
NVIDIA Corp. 1.550%, 06/15/2028	50,000	47,187
2.850%, 04/01/2030	50,000	47,780
2.000%, 06/15/2031	50,000	44,930
Analog Devices Inc. 4.250%, 06/15/2028	100,000	100,700
4.500%, 06/15/2030	50,000	50,637
5.050%, 04/01/2034	100,000	103,717
Marvell Technology Inc. 5.750%, 02/15/2029	50,000	52,162
5.950%, 09/15/2033	50,000	53,646
		5,851,457
Software (0.14%)
Microsoft Corp. 3.300%, 02/06/2027	250,000	248,518
Workday Inc. 3.500%, 04/01/2027	150,000	148,671
3.800%, 04/01/2032	150,000	143,231
Synopsys Inc. 4.550%, 04/01/2027	40,000	40,235
4.650%, 04/01/2028	45,000	45,504
4.850%, 04/01/2030	90,000	91,671
5.000%, 04/01/2032	65,000	66,423
5.150%, 04/01/2035	100,000	101,725
Adobe Inc. 4.850%, 04/04/2027	100,000	101,467
4.950%, 01/17/2030	100,000	103,633
5.300%, 01/17/2035	100,000	105,809
VMware LLC 4.650%, 05/15/2027	50,000	50,020
1.800%, 08/15/2028	50,000	46,913
4.700%, 05/15/2030	50,000	50,618
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
Corporate Bonds (Cont.)
Software (Cont.)
2.200%, 08/15/2031	$ 50,000	$ 44,101
Oracle Corp. 3.250%, 11/15/2027	150,000	147,389
4.500%, 05/06/2028	250,000	251,844
6.150%, 11/09/2029	150,000	159,958
4.650%, 05/06/2030	150,000	152,104
2.875%, 03/25/2031	100,000	91,824
6.250%, 11/09/2032	250,000	271,674
4.900%, 02/06/2033	250,000	252,262
5.200%, 09/26/2035	400,000	402,203
Roper Technologies Inc. 4.500%, 10/15/2029	100,000	100,952
4.750%, 02/15/2032	100,000	101,118
4.900%, 10/15/2034	100,000	100,114
5.100%, 09/15/2035	100,000	100,807
Fiserv Inc. 5.250%, 08/11/2035	100,000	101,064
MSCI Inc. 5.250%, 09/01/2035	100,000	100,828
		3,722,680
Specialty Finance (0.32%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.450%, 10/29/2026	500,000	491,242
6.450%, 04/15/2027	150,000	154,690
3.000%, 10/29/2028	150,000	144,554
3.300%, 01/30/2032	500,000	460,447
Mastercard Inc. 2.950%, 11/21/2026	150,000	148,367
4.875%, 03/09/2028	250,000	255,764
4.850%, 03/09/2033	250,000	256,706
4.875%, 05/09/2034	50,000	51,183
Global Payments Inc. 2.150%, 01/15/2027	150,000	146,157
5.400%, 08/15/2032	150,000	153,478
S&P Global Inc. 2.450%, 03/01/2027	150,000	146,905
4.250%, 05/01/2029	150,000	150,674
2.500%, 12/01/2029	150,000	140,679
1.250%, 08/15/2030	250,000	217,781
FactSet Research Systems Inc. 2.900%, 03/01/2027	150,000	147,256
American Express Co. 2.550%, 03/04/2027	150,000	147,068
5.850%, 11/05/2027	150,000	155,402
5.098%, 02/16/2028(c)	150,000	152,013
5.282%, 07/27/2029(c)	150,000	154,706
5.532%, 04/25/2030(c)	150,000	156,739
5.085%, 01/30/2031(c)	100,000	103,099
5.016%, 04/25/2031(c)	100,000	102,827
5.043%, 05/01/2034(c)	150,000	154,009
5.284%, 07/26/2035(c)	100,000	103,221
5.442%, 01/30/2036(c)	60,000	62,405
5.667%, 04/25/2036(c)	60,000	63,390
	Principal amount	Value
Corporate Bonds (Cont.)
Specialty Finance (Cont.)
PayPal Holdings Inc. 3.900%, 06/01/2027	$ 100,000	$ 99,988
4.400%, 06/01/2032	150,000	150,107
5.150%, 06/01/2034	50,000	51,554
Ally Financial Inc. 4.750%, 06/09/2027	100,000	100,514
6.848%, 01/03/2030(c)	150,000	158,676
ORIX Corp. 5.000%, 09/13/2027	50,000	50,866
4.000%, 04/13/2032	50,000	48,419
5.400%, 02/25/2035	50,000	51,584
Capital One Financial Corp.(Variable, U.S. SOFR + 2.44%) 7.149%, 10/29/2027(c)	150,000	154,491
4.927%, 05/10/2028(c)	150,000	151,545
5.468%, 02/01/2029(c)	150,000	153,827
6.312%, 06/08/2029(c)	100,000	104,901
5.247%, 07/26/2030(c)	150,000	154,183
7.624%, 10/30/2031(c)	100,000	113,099
6.377%, 06/08/2034(c)	150,000	162,251
5.884%, 07/26/2035(c)	100,000	104,878
Synchrony Financial 3.950%, 12/01/2027	150,000	148,281
Air Lease Corp. 5.300%, 02/01/2028	250,000	254,516
3.125%, 12/01/2030	200,000	184,902
Fiserv Inc. 5.450%, 03/02/2028	250,000	257,021
5.600%, 03/02/2033	250,000	261,948
Equifax Inc. 5.100%, 06/01/2028	250,000	255,575
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.500%, 08/01/2030	50,000	50,980
Visa Inc. 1.100%, 02/15/2031	250,000	215,422
Fidelity National Information Services Inc. 5.100%, 07/15/2032	150,000	153,722
GATX Corp. 5.450%, 09/15/2033	100,000	103,036
6.900%, 05/01/2034	125,000	140,756
		8,257,804
Steel (0.03%)
Nucor Corp. 4.300%, 05/23/2027	150,000	150,683
3.125%, 04/01/2032	150,000	138,518
ArcelorMittal SA 6.550%, 11/29/2027	150,000	156,513
6.800%, 11/29/2032	150,000	166,865
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
Corporate Bonds (Cont.)
Steel (Cont.)
Steel Dynamics Inc. 3.250%, 01/15/2031	$ 50,000	$ 47,236
5.250%, 05/15/2035	50,000	51,091
		710,906
Technology Hardware (0.17%)
Dell International LLC/EMC Corp. 4.900%, 10/01/2026	150,000	150,834
5.250%, 02/01/2028	100,000	102,189
5.300%, 10/01/2029	150,000	154,891
6.200%, 07/15/2030	150,000	160,900
5.750%, 02/01/2033	250,000	264,430
5.400%, 04/15/2034	50,000	51,626
CDW LLC/CDW Finance Corp. 2.670%, 12/01/2026	150,000	147,154
Cisco Systems Inc. 4.800%, 02/26/2027	100,000	101,200
4.550%, 02/24/2028	100,000	101,538
4.850%, 02/26/2029	100,000	102,613
4.950%, 02/26/2031	100,000	103,492
5.050%, 02/26/2034	100,000	103,437
5.100%, 02/24/2035	100,000	103,423
Jabil Inc. 4.250%, 05/15/2027	150,000	150,012
5.450%, 02/01/2029	250,000	257,985
Hewlett Packard Enterprise Co. 4.400%, 09/25/2027	100,000	100,445
4.550%, 10/15/2029	100,000	100,541
5.000%, 10/15/2034	100,000	99,222
Apple Inc. 1.200%, 02/08/2028	100,000	94,277
4.000%, 05/10/2028	250,000	251,446
4.000%, 05/12/2028	100,000	100,675
1.400%, 08/05/2028	250,000	234,373
3.250%, 08/08/2029	150,000	146,837
4.150%, 05/10/2030	150,000	151,612
1.650%, 02/08/2031	150,000	132,905
4.300%, 05/10/2033	250,000	253,283
4.750%, 05/12/2035	50,000	51,252
Teledyne Technologies Inc. 2.750%, 04/01/2031	250,000	229,643
HP Inc. 2.650%, 06/17/2031	150,000	135,309
4.200%, 04/15/2032	150,000	145,470
Motorola Solutions Inc. 5.600%, 06/01/2032	150,000	157,903
5.400%, 04/15/2034	100,000	103,655
		4,544,572
Telecommunications (0.19%)
Verizon Communications Inc. 3.000%, 03/22/2027	200,000	197,253
2.100%, 03/22/2028	100,000	95,384
3.875%, 02/08/2029	500,000	496,399
1.750%, 01/20/2031	100,000	87,487
	Principal amount	Value
Corporate Bonds (Cont.)
Telecommunications (Cont.)
2.550%, 03/21/2031	$ 150,000	$ 136,381
2.355%, 03/15/2032	150,000	131,541
5.050%, 05/09/2033	250,000	255,825
4.780%, 02/15/2035	165,000	162,312
AT&T Inc. 1.650%, 02/01/2028	200,000	189,342
4.100%, 02/15/2028	100,000	99,926
4.350%, 03/01/2029	500,000	502,220
4.300%, 02/15/2030	135,000	135,294
2.750%, 06/01/2031	150,000	137,477
2.250%, 02/01/2032	100,000	87,546
T-Mobile U.S.A. Inc. 4.950%, 03/15/2028	100,000	101,919
4.800%, 07/15/2028	100,000	101,821
2.400%, 03/15/2029	300,000	282,350
3.875%, 04/15/2030	300,000	294,177
2.550%, 02/15/2031	100,000	90,862
3.500%, 04/15/2031	100,000	95,124
2.700%, 03/15/2032	500,000	448,207
5.050%, 07/15/2033	250,000	255,366
British Telecommunications PLC 5.125%, 12/04/2028	200,000	204,912
Rogers Communications Inc. 5.000%, 02/15/2029	100,000	101,909
3.800%, 03/15/2032	75,000	70,848
5.300%, 02/15/2034	100,000	101,449
		4,863,331
Tobacco & Cannabis (0.09%)
Philip Morris International Inc. 4.750%, 02/12/2027	100,000	100,924
5.125%, 11/17/2027	150,000	153,253
4.875%, 02/15/2028	150,000	152,698
5.250%, 09/07/2028	100,000	103,237
5.625%, 11/17/2029	150,000	157,833
5.125%, 02/15/2030	150,000	155,015
5.125%, 02/13/2031	100,000	103,490
5.750%, 11/17/2032	150,000	159,817
5.375%, 02/15/2033	150,000	156,647
4.875%, 04/30/2035	100,000	100,057
BAT International Finance PLC 4.448%, 03/16/2028	150,000	150,905
5.931%, 02/02/2029	150,000	157,528
Altria Group Inc. 6.200%, 11/01/2028	100,000	105,607
BAT Capital Corp. 6.343%, 08/02/2030	150,000	161,928
5.834%, 02/20/2031	100,000	105,766
5.350%, 08/15/2032	100,000	103,394
6.421%, 08/02/2033	150,000	164,674
		2,292,773
Transportation & Logistics (0.10%)
Canadian Pacific Railway Co. 1.750%, 12/02/2026	150,000	146,086
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
Corporate Bonds (Cont.)
Transportation & Logistics (Cont.)
2.875%, 11/15/2029	$ 150,000	$ 142,433
2.450%, 12/02/2031	100,000	89,043
5.200%, 03/30/2035	50,000	51,531
Ryder System Inc. 2.850%, 03/01/2027	150,000	147,355
4.300%, 06/15/2027	150,000	150,349
5.250%, 06/01/2028	150,000	154,076
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	36,878	37,906
Union Pacific Corp. 3.700%, 03/01/2029	250,000	247,199
2.800%, 02/14/2032	100,000	91,555
4.500%, 01/20/2033	100,000	100,566
5.100%, 02/20/2035	50,000	51,406
United Parcel Service Inc. 2.500%, 09/01/2029	150,000	141,264
4.650%, 10/15/2030	50,000	51,054
4.875%, 03/03/2033	100,000	102,867
5.250%, 05/14/2035	50,000	51,737
Delta Air Lines Inc. 5.250%, 07/10/2030	50,000	51,010
Norfolk Southern Corp. 5.050%, 08/01/2030	150,000	155,511
3.000%, 03/15/2032	100,000	92,087
5.100%, 05/01/2035	50,000	51,050
United Airlines 2019-1 Class AA Pass Through Trust 4.150%, 08/25/2031	63,445	61,902
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	70,157	65,686
Canadian National Railway Co. 3.850%, 08/05/2032	100,000	96,201
CSX Corp. 4.100%, 11/15/2032	100,000	98,227
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	83,913	75,969
FedEx Corp. 3.900%, 02/01/2035(d)	50,000	45,559
		2,549,629
Transportation Equipment (0.02%)
PACCAR Financial Corp. 4.450%, 08/06/2027	100,000	101,148
4.000%, 09/26/2029	100,000	99,938
5.000%, 03/22/2034	50,000	51,485
Cummins Inc. 4.900%, 02/20/2029	100,000	102,901
4.700%, 02/15/2031	100,000	101,810
		457,282
	Principal amount	Value
Corporate Bonds (Cont.)
Wholesale - Consumer Staples (0.01%)
Sysco Corp. 5.750%, 01/17/2029	$ 100,000	$ 104,552
5.100%, 09/23/2030	100,000	103,100
5.400%, 03/23/2035	50,000	51,670
Archer-Daniels-Midland Co. 4.500%, 08/15/2033	100,000	99,657
		358,979
Total Corporate Bonds (cost $201,735,921)		208,626,365
Foreign Government Bonds (1.31%)
Austria (0.01%)
Oesterreichische Kontrollbank AG 4.750%, 05/21/2027	100,000	101,544
3.625%, 09/09/2027	250,000	249,564
		351,108
Canada (0.16%)
Province of Quebec Canada 2.750%, 04/12/2027	100,000	98,478
3.625%, 04/13/2028	175,000	174,410
4.500%, 04/03/2029	150,000	153,434
1.350%, 05/28/2030	250,000	223,150
4.500%, 09/08/2033	100,000	101,255
4.250%, 09/05/2034	200,000	197,909
4.625%, 08/28/2035	100,000	101,034
Province of Ontario Canada 3.100%, 05/19/2027	250,000	247,425
1.050%, 05/21/2027	100,000	95,733
4.200%, 01/18/2029	100,000	101,278
1.125%, 10/07/2030	100,000	87,395
1.600%, 02/25/2031	100,000	88,627
1.800%, 10/14/2031	50,000	43,992
2.125%, 01/21/2032	50,000	44,477
5.050%, 04/24/2034	100,000	104,901
4.850%, 06/11/2035	100,000	102,930
Province of Saskatchewan Canada 3.250%, 06/08/2027	100,000	99,128
Export Development Canada 3.875%, 02/14/2028	150,000	150,659
4.125%, 02/13/2029	200,000	202,647
Province of Alberta Canada 3.300%, 03/15/2028	250,000	247,119
4.500%, 06/26/2029	100,000	102,279
1.300%, 07/22/2030	250,000	221,756
4.500%, 01/24/2034	100,000	101,076
Canada Government International Bond 3.750%, 04/26/2028	175,000	175,417
4.000%, 03/18/2030	200,000	202,035
Province of Manitoba Canada 1.500%, 10/25/2028	100,000	93,376
4.300%, 07/27/2033	50,000	49,751
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
Foreign Government Bonds (Cont.)
Canada (Cont.)
Province of British Columbia Canada 4.800%, 11/15/2028	$ 100,000	$ 102,966
4.900%, 04/24/2029	150,000	155,412
4.200%, 07/06/2033	100,000	99,304
4.800%, 06/11/2035	100,000	102,278
		4,071,631
Chile (0.02%)
Chile Government International Bond 2.750%, 01/31/2027	250,000	245,447
3.240%, 02/06/2028	250,000	245,113
		490,560
Germany (0.16%)
Kreditanstalt fuer Wiederaufbau 1.000%, 10/01/2026	250,000	243,099
4.375%, 03/01/2027	200,000	201,744
3.000%, 05/20/2027	250,000	247,245
3.750%, 02/15/2028	200,000	200,408
2.875%, 04/03/2028	500,000	490,795
3.875%, 06/15/2028	100,000	100,577
4.000%, 03/15/2029	350,000	353,539
1.750%, 09/14/2029	250,000	232,193
4.625%, 03/18/2030	180,000	186,526
3.750%, 07/15/2030	650,000	649,509
0.750%, 09/30/2030	175,000	151,104
4.750%, 10/29/2030	200,000	208,796
4.125%, 07/15/2033	200,000	200,928
4.375%, 02/28/2034	200,000	204,083
Landwirtschaftliche Rentenbank 3.875%, 09/28/2027	250,000	250,928
0.875%, 09/03/2030	250,000	217,662
		4,139,136
Indonesia (0.04%)
Indonesia Government International Bond 4.550%, 01/11/2028	250,000	252,225
4.100%, 04/24/2028	250,000	250,004
4.750%, 02/11/2029	250,000	254,256
4.850%, 01/11/2033	250,000	252,165
		1,008,650
Israel (0.02%)
Israel Government International Bond 2.750%, 07/03/2030	250,000	230,359
5.500%, 03/12/2034	200,000	205,317
5.625%, 02/19/2035	200,000	206,739
		642,415
	Principal amount	Value
Foreign Government Bonds (Cont.)
Italy (0.01%)
Republic of Italy Government International Bond 2.875%, 10/17/2029	$ 250,000	$ 238,939
		238,939
Japan (0.03%)
Japan Bank for International Cooperation 4.625%, 07/22/2027	200,000	202,776
4.625%, 07/19/2028	250,000	255,362
3.250%, 07/20/2028	250,000	246,045
1.875%, 04/15/2031	200,000	179,047
		883,230
Mexico (0.08%)
Mexico Government International Bond 4.150%, 03/28/2027	250,000	249,338
5.400%, 02/09/2028	250,000	256,075
4.500%, 04/22/2029	250,000	250,012
2.659%, 05/24/2031	1,000,000	888,400
4.750%, 04/27/2032	200,000	195,598
4.875%, 05/19/2033	200,000	193,486
5.625%, 09/22/2035	200,000	199,012
		2,231,921
Panama (0.02%)
Panama Government International Bond 7.500%, 03/01/2031	200,000	219,620
3.298%, 01/19/2033	250,000	214,363
		433,983
Peru (0.01%)
Peruvian Government International Bond 3.000%, 01/15/2034	300,000	260,250
		260,250
Philippines (0.03%)
Philippine Government International Bond 5.170%, 10/13/2027	250,000	255,283
3.750%, 01/14/2029	250,000	246,770
5.609%, 04/13/2033	250,000	268,135
		770,188
Poland (0.03%)
Republic of Poland Government International Bond 5.750%, 11/16/2032	250,000	267,852
4.875%, 10/04/2033	200,000	202,624
5.375%, 02/12/2035	200,000	207,515
		677,991
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
Foreign Government Bonds (Cont.)
South Korea (0.03%)
Export-Import Bank of Korea 4.250%, 09/15/2027	$ 250,000	$ 251,518
5.000%, 01/11/2028	250,000	255,854
5.125%, 01/11/2033	250,000	261,997
		769,369
Supranational (0.65%)
International Finance Corp. 0.750%, 10/08/2026	250,000	242,299
3.875%, 07/02/2030	100,000	100,449
0.750%, 08/27/2030	250,000	216,147
European Investment Bank 0.750%, 10/26/2026	250,000	241,977
1.375%, 03/15/2027	200,000	193,371
4.375%, 03/19/2027	150,000	151,360
0.625%, 10/21/2027	250,000	235,102
3.875%, 03/15/2028	225,000	226,127
3.875%, 06/15/2028	180,000	180,997
4.500%, 10/16/2028	500,000	511,902
4.000%, 02/15/2029	225,000	227,212
1.750%, 03/15/2029	100,000	93,735
4.750%, 06/15/2029	225,000	233,081
1.625%, 10/09/2029	250,000	230,695
3.750%, 11/15/2029	300,000	300,315
4.500%, 03/14/2030	300,000	309,171
3.625%, 07/15/2030	250,000	248,352
3.875%, 10/15/2030	200,000	200,783
1.250%, 02/14/2031	250,000	219,003
4.375%, 10/10/2031	250,000	256,657
4.250%, 08/16/2032	500,000	508,153
3.750%, 02/14/2033	200,000	196,878
4.125%, 02/13/2034	150,000	150,506
4.625%, 02/12/2035	150,000	155,393
Asian Development Bank 4.125%, 01/12/2027	100,000	100,413
1.500%, 01/20/2027	250,000	242,798
3.125%, 08/20/2027	200,000	197,982
1.250%, 06/09/2028	250,000	234,561
4.500%, 08/25/2028	250,000	255,631
3.125%, 09/26/2028	250,000	246,055
4.375%, 03/06/2029	100,000	102,126
1.875%, 03/15/2029	250,000	235,207
1.750%, 09/19/2029	250,000	231,848
1.875%, 01/24/2030	250,000	231,394
4.125%, 05/30/2030	200,000	202,948
3.750%, 08/28/2030	100,000	99,826
3.125%, 04/27/2032	250,000	237,939
4.125%, 01/12/2034	100,000	100,208
4.375%, 03/22/2035	100,000	101,554
Inter-American Development Bank 1.500%, 01/13/2027	250,000	242,861
2.375%, 07/07/2027	250,000	244,380
0.625%, 09/16/2027	250,000	235,690
4.000%, 01/12/2028	250,000	251,708
1.125%, 07/20/2028	250,000	233,210
4.125%, 02/15/2029	150,000	151,999
	Principal amount	Value
Foreign Government Bonds (Cont.)
Supranational (Cont.)
2.250%, 06/18/2029	$ 250,000	$ 237,366
3.500%, 09/14/2029	250,000	247,857
3.750%, 06/14/2030	100,000	99,876
1.125%, 01/13/2031	500,000	435,691
3.500%, 04/12/2033	100,000	96,249
4.500%, 09/13/2033	100,000	102,842
4.375%, 07/17/2034	150,000	152,698
4.375%, 07/16/2035	100,000	101,246
International Bank for Reconstruction & Development 3.125%, 06/15/2027	250,000	247,628
0.750%, 11/24/2027	250,000	235,026
1.375%, 04/20/2028	200,000	188,925
3.500%, 07/12/2028	250,000	248,798
1.125%, 09/13/2028	200,000	185,842
3.875%, 10/16/2029	200,000	201,053
1.750%, 10/23/2029	250,000	231,434
3.875%, 02/14/2030	250,000	251,123
4.125%, 03/20/2030	250,000	253,702
0.875%, 05/14/2030	250,000	219,479
4.000%, 07/25/2030	250,000	252,348
4.000%, 01/10/2031	250,000	251,876
1.250%, 02/10/2031	250,000	218,769
4.500%, 04/10/2031	150,000	154,733
1.625%, 11/03/2031	250,000	219,042
4.625%, 01/15/2032	250,000	259,481
4.750%, 11/14/2033	100,000	104,534
5.750%, 05/02/2034	100,000	100,669
3.875%, 08/28/2034	250,000	245,269
4.375%, 08/27/2035	200,000	202,649
Nordic Investment Bank 3.375%, 09/08/2027	250,000	248,433
African Development Bank 4.375%, 11/03/2027	250,000	253,405
4.000%, 03/18/2030	100,000	100,925
4.500%, 06/12/2035	100,000	102,224
Council of Europe Development Bank 3.625%, 01/26/2028	250,000	249,571
European Bank for Reconstruction & Development 4.125%, 01/25/2029	150,000	151,974
4.250%, 03/13/2034	100,000	100,857
Asian Infrastructure Investment Bank, The 4.250%, 03/13/2034	100,000	101,050
		16,864,647
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
Foreign Government Bonds (Cont.)
Uruguay (0.01%)
Uruguay Government International Bond 4.375%, 01/23/2031	$ 200,000	$ 202,080
		202,080
Total Foreign Government Bonds (cost $33,196,911)		34,036,098
Agency Securities (e) (0.29%)
Federal Farm Credit Banks Funding Corp.
1.300%, 03/30/2027	300,000	289,346
3.750%, 07/03/2028	1,131,000	1,134,032
Federal Home Loan Banks
0.900%, 02/26/2027	250,000	240,081
4.000%, 06/30/2028	1,000,000	1,010,656
4.625%, 11/17/2026	500,000	505,054
4.125%, 01/15/2027	2,125,000	2,138,703
Federal Home Loan Mortgage Corp.
6.750%, 03/15/2031	250,000	285,755
6.250%, 07/15/2032	250,000	283,784
Federal National Mortgage Association
7.125%, 01/15/2030	250,000	284,307
6.625%, 11/15/2030	250,000	282,566
7.250%, 05/15/2030	250,000	287,013
1.875%, 09/24/2026	250,000	245,575
0.750%, 10/08/2027	500,000	472,499
Total Agency Securities (cost $7,338,426)		7,459,371
U.S. Treasury Obligations (17.97%)
U.S. Treasury Bill 4.005%, 11/28/2025(f),(g)	2,123,000	2,109,320
U.S. Treasury Notes
3.500%, 09/30/2026	5,000,000	4,989,453
1.125%, 10/31/2026	5,000,000	4,863,477
4.125%, 10/31/2026	3,000,000	3,012,891
4.250%, 11/30/2026	5,000,000	5,029,492
1.250%, 11/30/2026	2,500,000	2,430,176
1.625%, 11/30/2026	1,000,000	976,484
4.250%, 12/31/2026	6,000,000	6,038,672
1.250%, 12/31/2026	2,500,000	2,425,684
1.750%, 12/31/2026	1,000,000	976,406
4.000%, 01/15/2027	2,000,000	2,007,500
1.500%, 01/31/2027	2,000,000	1,943,438
4.125%, 01/31/2027	1,000,000	1,005,391
4.125%, 02/15/2027	1,000,000	1,005,781
1.125%, 02/28/2027	10,000,000	9,650,781
4.125%, 02/28/2027	5,000,000	5,029,883
0.625%, 03/31/2027	10,000,000	9,560,937
3.875%, 03/31/2027	7,000,000	7,020,781
4.500%, 04/15/2027	1,000,000	1,012,344
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
0.500%, 04/30/2027	$10,000,000	$ 9,520,703
3.750%, 04/30/2027	5,000,000	5,007,031
2.750%, 04/30/2027	2,000,000	1,972,422
4.500%, 05/15/2027	3,000,000	3,039,141
3.875%, 05/31/2027	5,000,000	5,017,383
2.625%, 05/31/2027	5,000,000	4,917,188
4.625%, 06/15/2027	1,000,000	1,015,898
3.750%, 06/30/2027	5,000,000	5,008,984
4.375%, 07/15/2027	3,000,000	3,037,617
3.875%, 07/31/2027	5,000,000	5,020,508
3.625%, 08/31/2027	6,000,000	5,999,766
0.375%, 09/30/2027	10,000,000	9,380,859
4.125%, 09/30/2027	2,000,000	2,019,297
2.250%, 11/15/2027	2,000,000	1,944,375
0.625%, 11/30/2027	5,000,000	4,692,383
0.625%, 12/31/2027	5,000,000	4,680,273
3.500%, 01/31/2028	5,000,000	4,986,719
0.750%, 01/31/2028	5,000,000	4,682,031
2.750%, 02/15/2028	5,000,000	4,900,977
1.250%, 03/31/2028	5,000,000	4,719,531
3.500%, 04/30/2028	5,000,000	4,985,547
2.875%, 05/15/2028	3,500,000	3,434,512
1.250%, 06/30/2028	5,000,000	4,691,602
2.875%, 08/15/2028	5,000,000	4,897,852
3.625%, 08/15/2028	1,000,000	1,000,000
4.375%, 08/31/2028	4,000,000	4,081,406
1.250%, 09/30/2028	3,000,000	2,798,203
4.625%, 09/30/2028	2,000,000	2,056,250
4.875%, 10/31/2028	2,000,000	2,071,250
3.125%, 11/15/2028	5,000,000	4,923,828
4.375%, 11/30/2028	3,000,000	3,064,805
1.375%, 12/31/2028	4,000,000	3,724,219
4.000%, 01/31/2029	4,000,000	4,043,281
2.625%, 02/15/2029	4,000,000	3,870,312
4.250%, 02/28/2029	5,000,000	5,095,117
4.125%, 03/31/2029	3,400,000	3,451,797
2.875%, 04/30/2029	10,000,000	9,735,156
4.625%, 04/30/2029	3,000,000	3,095,742
2.375%, 05/15/2029	5,000,000	4,782,031
2.750%, 05/31/2029	5,000,000	4,842,773
4.500%, 05/31/2029	4,000,000	4,112,188
4.250%, 06/30/2029	2,000,000	2,039,766
2.625%, 07/31/2029	8,000,000	7,699,375
1.625%, 08/15/2029	5,000,000	4,638,867
3.625%, 08/31/2029	5,000,000	4,987,891
3.500%, 09/30/2029	5,000,000	4,964,648
4.125%, 10/31/2029	2,000,000	2,031,797
1.750%, 11/15/2029	6,000,000	5,565,234
4.125%, 11/30/2029	5,000,000	5,080,469
4.375%, 12/31/2029	7,000,000	7,181,016
3.875%, 12/31/2029	2,000,000	2,012,813
4.250%, 01/31/2030	3,850,000	3,931,512
1.500%, 02/15/2030	15,000,000	13,678,711
4.000%, 02/28/2030	4,000,000	4,046,406
4.000%, 03/31/2030	5,500,000	5,562,949
3.875%, 04/30/2030	4,500,000	4,528,477
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
4.000%, 05/31/2030	$ 3,750,000	$ 3,793,945
3.875%, 06/30/2030	4,500,000	4,527,598
3.875%, 07/31/2030	3,000,000	3,018,047
3.625%, 08/31/2030	3,500,000	3,481,953
4.875%, 10/31/2030	3,000,000	3,153,398
0.875%, 11/15/2030	20,000,000	17,340,625
4.000%, 01/31/2031	2,000,000	2,020,859
4.250%, 02/28/2031	2,000,000	2,045,000
4.625%, 04/30/2031	1,000,000	1,040,938
1.625%, 05/15/2031	12,000,000	10,685,156
1.250%, 08/15/2031	8,000,000	6,918,750
1.375%, 11/15/2031	7,000,000	6,058,828
1.875%, 02/15/2032	11,500,000	10,202,656
4.000%, 04/30/2032	750,000	754,365
4.125%, 05/31/2032	750,000	759,492
4.000%, 07/31/2032	1,000,000	1,004,688
2.750%, 08/15/2032	2,000,000	1,859,297
3.875%, 08/31/2032	1,000,000	997,031
3.875%, 09/30/2032	1,000,000	996,719
4.125%, 11/15/2032	4,000,000	4,046,562
3.500%, 02/15/2033	2,000,000	1,941,641
3.375%, 05/15/2033	2,000,000	1,921,094
3.875%, 08/15/2033	7,000,000	6,942,031
4.500%, 11/15/2033	5,000,000	5,169,531
4.000%, 02/15/2034	5,000,000	4,986,914
4.375%, 05/15/2034	5,500,000	5,627,187
3.875%, 08/15/2034	6,500,000	6,400,469
4.250%, 11/15/2034	7,500,000	7,584,668
4.625%, 02/15/2035	7,750,000	8,053,945
4.250%, 05/15/2035	6,000,000	6,055,312
4.250%, 08/15/2035	3,500,000	3,528,438
Total U.S. Treasury Obligations (cost $459,731,417)		468,276,916
Long-term Municipal Bonds (0.05%)
California (0.04%)
State of California Taxable Various Purpose, General Obligation Bonds 6.000%, 03/01/2033	250,000	274,420
Regents of the University of California Medical Center Pooled Taxable Revenue Bonds 4.132%, 05/15/2032	250,000	247,323
State of California Taxable, General Obligation Bonds 4.875%, 09/01/2030	500,000	522,190
		1,043,933
	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Louisiana (0.01%)
Louisiana Local Government Environmental Facilities & Community Development Authority Taxable Revenue Bonds 4.145%, 02/01/2033	$ 250,000	$ 249,379
		249,379
Total Long-term Municipal Bonds (cost $1,242,933)		1,293,312

	Shares	Value
Short-term Investments (1.92%)
Northern Institutional Treasury Portfolio (Premier Class), 3.95%(h)	50,021,887	50,021,887
Total Short-term Investments (cost $50,021,887)		50,021,887
TOTAL INVESTMENTS (99.95%) (cost $1,188,880,231)		2,604,230,097
OTHER ASSETS, NET OF LIABILITIES (0.05%)		1,427,337
NET ASSETS (100.00%)		$2,605,657,434

(a)	Non-income producing security.
(b)	Security valued pursuant to Level 3 unobservable inputs.
(c)	Floating rate security. The rate presented is the rate in effect at September 30, 2025, and the related index and spread are shown parenthetically for each security.
(d)
Securities exempt from registration pursuant to Rule 144A under the
Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
September 30, 2025, the value of these securities amounted to $1,498,
593 or 0.06% of net assets.

(e)
The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6,
2008, the Federal Housing Finance Agency placed the Federal National
Mortgage Association (“Fannie Mae”) and the Federal Home Loan
Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States
Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(f)	Security pledged as collateral to cover margin requirements for open futures contracts.
(g)	Discount rate at the time of purchase.
(h)	Rate shown is the 7-day yield as of September 30, 2025.
PLC
Public Limited Company
ADR
American Depositary Receipt
LLC
Limited Liability Company
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
At September 30, 2025, the Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)*
Long Contracts
E-Mini S&P 500	100	12/19/2025	USD	33,693,750	$424,637

*Includes cumulative appreciation/depreciation on futures contracts. Only the current day's variation margin is reported within the Statements of Assets and Liabilities.
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM INTERIM FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Principal amount	Value
U.S. Treasury Obligations (98.87%)
U.S. Treasury Notes
4.625%, 10/15/2026	$1,000,000	$ 1,009,246
4.125%, 10/31/2026	2,650,000	2,661,387
1.125%, 10/31/2026	1,357,000	1,319,948
1.625%, 10/31/2026	1,275,000	1,247,109
4.625%, 11/15/2026	1,900,000	1,918,480
2.000%, 11/15/2026	400,000	392,469
4.250%, 11/30/2026	2,400,000	2,414,156
1.250%, 11/30/2026	2,285,000	2,221,181
4.375%, 12/15/2026	1,250,000	1,259,766
4.250%, 12/31/2026	3,000,000	3,019,336
1.250%, 12/31/2026	2,330,000	2,260,737
1.750%, 12/31/2026	400,000	390,563
4.000%, 01/15/2027	2,000,000	2,007,500
1.500%, 01/31/2027	3,696,000	3,591,472
4.125%, 01/31/2027	2,000,000	2,010,781
4.125%, 02/15/2027	2,000,000	2,011,563
2.250%, 02/15/2027	1,600,000	1,569,438
4.125%, 02/28/2027	4,050,000	4,074,205
1.875%, 02/28/2027	2,722,000	2,654,907
4.250%, 03/15/2027	2,500,000	2,520,313
3.875%, 03/31/2027	4,700,000	4,713,953
2.500%, 03/31/2027	3,011,000	2,960,189
4.500%, 04/15/2027	2,600,000	2,632,094
3.750%, 04/30/2027	3,450,000	3,454,852
2.750%, 04/30/2027	1,951,000	1,924,098
0.500%, 04/30/2027	1,000,000	952,070
2.375%, 05/15/2027	2,000,000	1,959,844
4.500%, 05/15/2027	1,250,000	1,266,309
2.625%, 05/31/2027	2,892,000	2,844,101
3.875%, 05/31/2027	2,350,000	2,358,170
4.625%, 06/15/2027	750,000	761,924
3.750%, 06/30/2027	2,500,000	2,504,492
3.250%, 06/30/2027	1,675,000	1,664,139
4.375%, 07/15/2027	2,400,000	2,430,094
2.750%, 07/31/2027	3,500,000	3,445,312
3.875%, 07/31/2027	2,900,000	2,911,895
0.375%, 07/31/2027	450,000	424,248
3.750%, 08/15/2027	3,000,000	3,006,211
3.625%, 08/31/2027	3,200,000	3,199,875
3.125%, 08/31/2027	2,950,000	2,922,689
0.500%, 08/31/2027	500,000	471,309
3.375%, 09/15/2027	3,000,000	2,986,172
4.125%, 09/30/2027	2,312,000	2,334,307
3.500%, 09/30/2027	2,000,000	1,995,703
3.875%, 10/15/2027	3,735,000	3,753,383
4.125%, 10/31/2027	2,750,000	2,777,930
4.125%, 11/15/2027	1,000,000	1,010,195
3.875%, 11/30/2027	3,500,000	3,518,457
4.000%, 12/15/2027	2,800,000	2,822,969
3.875%, 12/31/2027	4,150,000	4,172,857
4.250%, 01/15/2028	2,500,000	2,534,082
3.500%, 01/31/2028	4,400,000	4,388,312
4.250%, 02/15/2028	3,400,000	3,448,211
2.750%, 02/15/2028	400,000	392,078
4.000%, 02/29/2028	3,400,000	3,430,016
3.875%, 03/15/2028	4,500,000	4,528,301
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
3.625%, 03/31/2028	$3,750,000	$ 3,751,025
3.750%, 04/15/2028	2,950,000	2,958,988
3.500%, 04/30/2028	3,400,000	3,390,172
2.875%, 05/15/2028	4,000,000	3,925,156
3.750%, 05/15/2028	1,750,000	1,755,605
3.625%, 05/31/2028	2,900,000	2,900,453
1.250%, 05/31/2028	800,000	752,063
3.875%, 06/15/2028	2,000,000	2,013,125
4.000%, 06/30/2028	3,250,000	3,281,865
3.875%, 07/15/2028	1,700,000	1,711,023
4.125%, 07/31/2028	3,550,000	3,597,148
1.000%, 07/31/2028	350,000	325,404
2.875%, 08/15/2028	2,625,000	2,571,372
3.625%, 08/15/2028	2,250,000	2,250,000
4.375%, 08/31/2028	2,500,000	2,550,879
1.125%, 08/31/2028	500,000	465,605
3.375%, 09/15/2028	1,500,000	1,489,805
4.625%, 09/30/2028	2,000,000	2,056,250
1.250%, 09/30/2028	700,000	652,914
4.875%, 10/31/2028	3,150,000	3,262,219
1.375%, 10/31/2028	2,850,000	2,663,191
3.125%, 11/15/2028	1,200,000	1,181,719
4.375%, 11/30/2028	3,100,000	3,166,965
1.500%, 11/30/2028	2,750,000	2,575,010
3.750%, 12/31/2028	3,000,000	3,009,492
1.375%, 12/31/2028	600,000	558,633
4.000%, 01/31/2029	3,500,000	3,537,871
1.750%, 01/31/2029	2,000,000	1,881,641
2.625%, 02/15/2029	1,100,000	1,064,336
4.250%, 02/28/2029	4,150,000	4,228,947
1.875%, 02/28/2029	600,000	565,992
4.125%, 03/31/2029	2,500,000	2,538,086
2.375%, 03/31/2029	2,000,000	1,916,406
4.625%, 04/30/2029	3,000,000	3,095,742
2.875%, 04/30/2029	1,000,000	973,516
2.375%, 05/15/2029	600,000	573,844
4.500%, 05/31/2029	5,500,000	5,654,258
4.250%, 06/30/2029	3,800,000	3,875,555
3.250%, 06/30/2029	1,000,000	985,039
4.000%, 07/31/2029	3,500,000	3,538,691
2.625%, 07/31/2029	1,000,000	962,422
3.625%, 08/31/2029	4,900,000	4,888,133
3.500%, 09/30/2029	4,825,000	4,790,886
4.125%, 10/31/2029	4,500,000	4,571,543
4.000%, 10/31/2029	250,000	252,813
4.125%, 11/30/2029	4,750,000	4,826,445
4.375%, 12/31/2029	4,000,000	4,103,438
4.250%, 01/31/2030	3,750,000	3,829,395
4.000%, 02/28/2030	6,225,000	6,297,220
4.000%, 03/31/2030	4,775,000	4,829,651
3.875%, 04/30/2030	4,650,000	4,679,426
4.000%, 05/31/2030	5,625,000	5,690,918
3.875%, 06/30/2030	3,700,000	3,722,691
3.750%, 06/30/2030	250,000	250,107
3.875%, 07/31/2030	3,725,000	3,747,408
4.000%, 07/31/2030	350,000	353,951
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM INTERIM FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
0.625%, 08/15/2030	$3,000,000	$ 2,586,445
3.625%, 08/31/2030	4,400,000	4,377,312
4.125%, 08/31/2030	300,000	305,027
4.625%, 09/30/2030	3,750,000	3,897,949
Total U.S. Treasury Obligations (cost $293,629,488)		295,664,583

	Shares	Value
Short-term Investments (0.24%)
Northern Institutional Treasury Portfolio (Premier Class), 3.95%(a)	711,759	711,759
Total Short-term Investments (cost $711,759)		711,759
TOTAL INVESTMENTS (99.11%) (cost $294,341,247)		296,376,342
OTHER ASSETS, NET OF LIABILITIES (0.89%)		2,664,389
NET ASSETS (100.00%)		$299,040,731

(a)	Rate shown is the 7-day yield as of September 30, 2025.
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (97.91%)
Alabama (2.45%)
City of Athens, Alabama, Electric Revenue Warrants	3.500%	06/01/2026	$ 220,000	$ 220,090
City of Athens, Alabama, Electric Revenue Warrants	3.750%	06/01/2027	645,000	645,306
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.000%	05/01/2028	980,000	976,874
City of Athens, Alabama, Electric Revenue Warrants	4.000%	06/01/2028	665,000	665,421
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.125%	05/01/2029	1,010,000	1,007,911
Black Belt Energy Gas District Revenue Bonds, Series C-1(a)	5.250%	06/01/2029	1,000,000	1,068,056
Black Belt Energy Gas District Revenue Bonds, Series B(b)	5.250%	12/01/2030	2,000,000	2,178,007
Black Belt Energy Gas District Revenue Bonds, Series D(c)	5.000%	11/01/2034	1,740,000	1,897,333
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2035	215,000	218,276
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2036	310,000	313,727
Mobile County Board of School Commissioners Special Tax Warrants, Series B	5.000%	03/01/2037	1,000,000	1,079,063
County of Jefferson, Alabama, Revenue Refunding Warrants	5.000%	10/01/2038	1,000,000	1,076,831
City of Huntsville, Alabama, Electric System Revenue Warrants	5.000%	12/01/2042	1,000,000	1,056,699
				12,403,594
Alaska (1.52%)
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.250%	09/01/2028	1,095,000	1,100,756
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.250%	09/01/2028	1,050,000	1,055,519
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2029	1,390,000	1,399,550
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2029	1,090,000	1,097,489
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2030	1,440,000	1,448,965
Alaska Municipal Bank Authority Master Resolution Revenue Bonds, Series A	5.500%	10/01/2042	1,560,000	1,596,002
				7,698,281
Arizona (0.78%)
County of Pima, Arizona, General Obligation Bonds, Series A	4.000%	07/01/2026	2,000,000	2,001,989
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Series D	5.000%	07/01/2026	555,000	555,892
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Series D	5.000%	07/01/2027	400,000	400,661
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A	4.000%	01/01/2038	1,000,000	1,002,249
				3,960,791
Arkansas (0.59%)
State of Arkansas, General Obligation Refunding Bonds	4.000%	06/01/2027	3,000,000	3,001,703
California (3.59%)
Southern California Public Power Authority Revenue Refunding Bonds, Series A	5.000%	07/01/2028	755,000	803,945
California Statewide Communities Development Authority Revenue Bonds, Series 2009C(d)	5.000%	11/01/2029	2,500,000	2,740,306
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2030	540,000	545,480
California Community Choice Financing Authority Sustainable Revenue Bonds, Series B-1(e)	4.000%	08/01/2031	855,000	876,344
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2031	400,000	403,564
Los Angeles Unified School District, California, General Obligation Refunding Bonds, Series A	5.000%	07/01/2032	2,000,000	2,343,418
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2032	500,000	503,540
State of California, General Obligation Refunding Bonds	5.000%	08/01/2032	1,000,000	1,151,023
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B	5.000%	07/01/2035	1,340,000	1,403,325
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2035	1,150,000	1,097,391
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2035	300,000	290,243
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2035	1,000,000	962,039
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2036	1,000,000	939,312
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2037	755,000	687,517
University of California Revenue Bonds, Series CA	5.000%	05/15/2039	3,000,000	3,408,201
				18,155,648
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Colorado (2.58%)
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, General Obligation Refunding Bonds, Series B	2.500%	12/15/2027	$ 1,500,000	$ 1,483,274
Eagle River Water & Sanitation District, General Obligation Bonds	4.000%	12/01/2030	465,000	471,676
Regional Transportation District Sales Tax Revenue Refunding Bonds, Series B	5.000%	11/01/2034	1,465,000	1,520,208
Adams 12 Five Star Schools, General Obligation Refunding Bonds, Series B	5.000%	12/15/2034	2,000,000	2,038,747
Town of Estes Park, Colorado, Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2035	980,000	984,325
Regional Transportation District, Refunding Certificate of Participation	5.000%	06/01/2036	1,075,000	1,223,187
Westminster Public Schools General Obligation Bonds, Series A	5.000%	12/01/2037	2,000,000	2,255,401
Rangeview Library District, Certificate of Participation, Series A	5.000%	12/15/2037	650,000	710,974
Adams & Arapahoe Counties Joint School District 28J Aurora, General Obligation Bonds	5.500%	12/01/2040	1,300,000	1,501,030
Fremont County School District RE-1 Canon City, Colorado, General Obligation Bonds	5.000%	12/01/2041	790,000	848,635
				13,037,457
Connecticut (1.31%)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A(f)	2.000%	07/01/2026	3,500,000	3,477,056
State of Connecticut, General Obligation Bonds, Series C(g)	5.000%	08/15/2032	1,625,000	1,859,270
State of Connecticut Special Tax Obligation Revenue Bonds, Series A	4.000%	09/01/2035	1,300,000	1,303,734
				6,640,060
Florida (3.65%)
City of Pembroke Pines, Florida, General Obligation Refunding Bonds(h)	5.000%	09/01/2031	2,100,000	2,103,087
Florida Municipal Loan Council Revenue Bonds, Series A	3.000%	08/01/2032	520,000	513,204
Collier County Water-Sewer District Revenue Bonds	3.000%	07/01/2033	5,080,000	5,051,833
Florida Municipal Loan Council Revenue Bonds, Series A	3.250%	08/01/2033	535,000	531,916
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2033	750,000	781,728
Florida Municipal Loan Council Revenue Bonds, Series A	4.000%	08/01/2034	555,000	570,629
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2034	750,000	780,143
Florida Department of Management Services, Certificate of Participation, Series A	3.000%	11/01/2035	1,000,000	926,206
Orlando Utilities Commission Utility System Revenue Bonds, Series 2018A	5.000%	10/01/2037	540,000	557,570
County of Miami-Dade, Florida, Water & Sewer System Revenue Refunding Bonds, Series B	4.000%	10/01/2038	2,000,000	2,008,990
County of Sarasota Utility System Revenue Bonds	5.250%	10/01/2039	1,000,000	1,105,180
Florida Atlantic University Finance Corporation Capital Improvement Revenue Bonds	5.000%	07/01/2040	500,000	537,611
Saint Johns County School Board, Certificate of Participation, Series A	5.000%	07/01/2041	1,425,000	1,515,769
City of South Miami Health Facilities Authority Revenue Refunding Bonds	5.000%	08/15/2042	1,500,000	1,516,523
				18,500,389
Georgia (1.79%)
Bartow County Development Authority Revenue Refunding Bonds	1.800%	09/01/2029	1,000,000	908,558
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series C(i)	5.000%	12/01/2031	5,000,000	5,417,812
Harris County School District, General Obligation Bonds	3.000%	03/01/2035	250,000	241,262
Metropolitan Atlanta Rapid Transit Authority Sales Tax Sustainable Revenue Refunding Bonds, Series B	5.000%	07/01/2036	900,000	1,056,207
Metropolitan Atlanta Rapid Transit Authority Sales Tax Sustainable Revenue Refunding Bonds, Series B	5.000%	07/01/2038	1,250,000	1,461,134
				9,084,973
Hawaii (0.22%)
State of Hawaii Department of Budget & Finance Special Purpose Revenue Refunding Bonds	5.000%	07/01/2036	1,000,000	1,132,000
Idaho (1.23%)
Nez Perce County Independent School District No 1., General Obligation Bonds	4.000%	09/15/2031	2,880,000	2,929,373
Boise State University Revenue Bonds, Series A	4.000%	04/01/2032	445,000	457,902
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2033	545,000	535,727
Idaho State University Revenue Bonds	4.000%	04/01/2033	180,000	183,580
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Idaho (Cont.)
Idaho Health Facilities Authority Revenue Refunding Bonds	4.000%	03/01/2034	$ 400,000	$ 416,462
Boise State University Revenue Bonds, Series A	5.000%	04/01/2034	240,000	250,908
Idaho State University Revenue Bonds	4.000%	04/01/2034	255,000	258,606
Boise State University Revenue Bonds, Series A	5.000%	04/01/2035	250,000	260,413
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2035	300,000	284,744
Idaho State University Revenue Bonds	4.000%	04/01/2035	175,000	176,756
Idaho State University Revenue Bonds	4.000%	04/01/2036	200,000	201,144
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2037	310,000	283,689
				6,239,304
Illinois (6.07%)
State of Illinois Sales Tax Revenue Bonds, Series A	5.000%	06/15/2032	3,010,000	3,370,622
Village of Schaumburg, Illinois, General Obligation Refunding Bonds	4.000%	12/01/2034	2,500,000	2,617,126
Sangamon County School District No. 186 Springfield, General Obligation Bonds	3.000%	02/01/2035	1,000,000	948,145
Chicago O'Hare International Airport Senior Lien Revenue Bonds, Series G (AMT)	5.000%	01/01/2037	2,000,000	2,022,467
State of Illinois, General Obligation Bonds, Series B	5.000%	05/01/2037	5,680,000	6,175,564
Chicago O'Hare International Airport General Senior Lien Revenue Bonds, Series B	5.000%	01/01/2038	520,000	540,685
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series C	5.000%	01/01/2038	1,050,000	1,052,369
Illinois Finance Authority Revenue Refunding Bonds	4.000%	08/01/2038	1,000,000	961,106
Illinois Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center	5.000%	11/15/2038	2,645,000	2,645,528
Cook County Community Consolidated School District No. 65 Evanston Revenue Bonds	5.000%	12/01/2039	1,000,000	1,060,823
Village of Mundelein, Illinois, General Obligation Bonds	4.000%	12/15/2039	1,355,000	1,343,203
Illinois State Toll Highway Authority Revenue Bonds, Series B	5.000%	01/01/2040	3,000,000	3,006,175
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A	5.000%	01/01/2041	1,590,000	1,665,420
Sales Tax Securitization Corporation Senior Lien Revenue Refunding Bonds, Series A	5.000%	01/01/2041	1,200,000	1,276,584
Chicago O'Hare International Airport Senior Lien Revenue Bonds, Series D	5.250%	01/01/2042	1,000,000	1,012,337
City of Aurora, Illinois, General Obligation Bonds, Series C	5.000%	12/30/2042	1,000,000	1,051,032
				30,749,186
Indiana (2.76%)
East Noble School Building Corporation Revenue Bonds	2.000%	01/15/2027	1,205,000	1,186,146
City of Lebanon, Indiana, Sewage Works Revenue Bonds (Prerefunded to 07-01-2027 @ 100)(h)	4.000%	07/01/2027	895,000	918,544
City of West Lafayette, Indiana, Sewer Revenue Bonds	3.750%	07/01/2029	220,000	220,587
Valparaiso Multi-Schools Building Corporation Revenue Bonds	5.000%	07/15/2029	1,000,000	1,006,549
City of West Lafayette, Indiana, Sewer Revenue Bonds	4.000%	07/01/2030	750,000	752,124
Carmel Redevelopment Authority Revenue Bonds, Series B	5.000%	01/15/2033	2,485,000	2,801,865
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2033	650,000	625,121
Borden-Henryville Multi-School Building Corporation Revenue Bonds	5.000%	07/15/2034	1,270,000	1,395,000
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2034	335,000	350,220
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2034	675,000	643,152
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series E	5.000%	02/01/2035	900,000	991,482
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2035	700,000	658,373
East Allen Multi School Building Corporation Revenue Bonds	5.000%	07/15/2036	1,000,000	1,107,772
Sunman-Dearborn High School Building Corporation Revenue Bonds	5.000%	07/15/2039	1,220,000	1,315,702
				13,972,637
Iowa (1.59%)
Waukee Community School District, General Obligation Refunding Bonds, Series B	2.000%	06/01/2027	2,100,000	2,059,008
City of Cedar Rapids, Iowa, Water Revenue Refunding Bonds, Series D	3.000%	06/01/2029	950,000	950,487
City of Council Bluffs, Iowa, General Obligation Refunding Bonds, Series A	3.000%	06/01/2029	1,050,000	1,051,919
City of West Des Moines, Iowa, General Obligation Bonds, Series D	3.000%	06/01/2031	1,770,000	1,770,153
Cedar Rapids Community School District, General Obligation Bonds	5.000%	06/01/2035	1,000,000	1,100,080
City of Cedar Rapids, Iowa, General Obligation Bonds, Series A	5.000%	06/01/2040	1,055,000	1,121,692
				8,053,339
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Kansas (1.52%)
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Refunding Bonds, Series A	3.000%	10/01/2027	$ 1,000,000	$ 1,000,289
Wyandotte County/Kansas City Unified Government, General Obligation Bonds, Series A	5.000%	08/01/2028	1,410,000	1,505,436
State of Kansas Department of Transportation Revenue Bonds, Series A	5.000%	09/01/2033	5,000,000	5,199,249
				7,704,974
Kentucky (4.96%)
Northern Kentucky Water District Revenue Bonds, Series A	4.000%	02/01/2028	1,110,000	1,110,779
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.250%	09/15/2029	1,735,000	1,744,232
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.000%	10/01/2029	1,060,000	1,059,655
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.375%	09/15/2030	1,800,000	1,813,425
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.125%	10/01/2030	1,095,000	1,095,101
Northern Kentucky Water District Revenue Refunding Bonds	3.000%	02/01/2031	3,660,000	3,661,227
Kenton County School District Finance Corporation Revenue Bonds	2.000%	12/01/2031	1,565,000	1,413,695
Kenton County School District Finance Corporation Revenue Bonds	2.000%	02/01/2032	1,770,000	1,592,384
Kentucky Public Energy Authority Revenue Refunding Bonds, Series B(j)	5.000%	08/01/2032	3,330,000	3,607,972
Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Series B	5.000%	04/01/2033	730,000	832,948
City of Bowling Green, Kentucky, Water & Sewer System Revenue Bonds	3.000%	06/01/2033	3,115,000	3,011,127
Kentucky Municipal Energy Agency Power System Revenue Bonds	5.000%	01/01/2039	785,000	852,105
Kentucky State Property & Buildings Commission Revenue Bonds, Series A	5.000%	05/01/2039	1,130,000	1,203,474
Woodford County School District Finance Corporation Revenue Bonds, Series A	5.000%	08/01/2039	1,000,000	1,064,039
Franklin County School District, General Obligation Bonds	5.000%	06/01/2042	1,000,000	1,050,652
				25,112,815
Louisiana (1.25%)
State of Louisiana General Obligation Bonds, Series E	5.000%	09/01/2032	2,000,000	2,298,246
St. John the Baptist Parish School District No. 1, General Obligation Bonds	5.250%	03/01/2037	1,500,000	1,611,370
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds	5.000%	08/15/2037	1,000,000	1,019,010
City of West Monroe, Louisiana, Sales & Use Tax Revenue Bonds, Series A	5.000%	12/01/2039	830,000	875,604
Louisiana Public Facilities Authority Revenue Bonds, Department of Public Safety Crime (AGC Insured)	5.000%	08/01/2041	485,000	516,173
				6,320,403
Maryland (0.80%)
County of Caroline, Maryland, General Obligation Refunding Bonds	3.000%	01/15/2032	1,150,000	1,139,462
City of Baltimore, Maryland, Revenue Bonds, Series A	5.000%	07/01/2035	1,000,000	1,108,233
County of Baltimore, General Obligation Bonds	4.000%	03/01/2038	1,750,000	1,777,268
				4,024,963
Massachusetts (2.86%)
Massachusetts School Building Authority Sales Tax Sustainable Revenue Refunding Bonds	5.000%	02/15/2029	2,000,000	2,171,434
Massachusetts Development Finance Agency Variable Revenue Bonds, Series A-1(k)	5.000%	05/13/2032	3,000,000	3,417,692
Massachusetts Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System	5.000%	07/01/2035	1,400,000	1,418,669
Massachusetts Development Finance Agency Variable Revenue Bonds(l)	5.000%	11/01/2035	2,000,000	2,323,705
Massachusetts School Building Authority Sales Tax Sustainable Revenue Refunding Bonds	5.000%	02/15/2036	500,000	584,342
Commonwealth of Massachusetts, General Obligation Bonds, Series A	5.000%	01/01/2037	1,810,000	1,908,466
Commonwealth of Massachusetts, General Obligation Bonds, Series J	5.000%	12/01/2038	1,000,000	1,016,288
Commonwealth of Massachusetts, General Obligation Refunding Bonds, Series B	5.000%	05/01/2039	1,480,000	1,623,384
				14,463,980
Michigan (3.10%)
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2027	500,000	500,660
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2028	300,000	300,387
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Michigan (Cont.)
Utica Community Schools, Michigan, General Obligation Bonds	5.000%	05/01/2031	$ 1,100,000	$ 1,238,769
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2032	595,000	613,978
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2034	670,000	688,294
Rockford Public Schools, General Obligation Bonds, Series I	4.000%	05/01/2035	1,755,000	1,790,820
Van Buren Public Schools, Michigan, General Obligation Refunding Bonds	4.000%	11/01/2035	1,000,000	1,017,911
Grosse Pointe Public School System, General Obligation Refunding Bonds	5.000%	05/01/2036	1,635,000	1,729,055
Lowell Area Schools, General Obligation Bonds	4.000%	05/01/2036	865,000	879,421
West Bloomfield School District, General Obligation Bonds	3.000%	05/01/2036	3,825,000	3,550,235
Dundee Community Schools, General Obligation Bonds	5.000%	05/01/2037	1,000,000	1,095,672
Grand Rapids Public Schools, General Obligation Bonds	5.000%	05/01/2041	1,220,000	1,310,745
Michigan State Housing Development Authority Single Family Mortgage Sustainable Revenue Bonds, Series C	4.650%	06/01/2041	1,000,000	1,001,347
				15,717,294
Minnesota (3.93%)
City of Eagan, Minnesota, General Obligation Bonds, Series A	3.250%	02/01/2032	1,245,000	1,247,367
Metropolitan Council, General Obligation Bonds, Series C	3.750%	03/01/2032	5,500,000	5,503,179
Big Lake Independent School District No. 727, General Obligation Bonds, Series A	3.000%	02/01/2033	570,000	561,773
White Bear Lake Independent School District No. 624, General Obligation Bonds, Series A	5.000%	02/01/2033	4,750,000	5,374,396
North St. Paul-Maplewood-Oakdale Independent School District No. 622, General Obligation Bonds, Series B	3.000%	02/01/2034	3,300,000	3,248,527
Red Rock Central Independent School District No. 2884, General Obligation Bonds, Series A	3.000%	02/01/2034	1,000,000	987,285
City of Minneapolis, Minnesota, General Obligation Bonds	3.000%	12/01/2035	2,000,000	1,916,136
Pequot Lakes Independent School District No. 186, General Obligation Bonds, Series A	5.000%	02/01/2036	960,000	1,078,613
				19,917,276
Mississippi (0.59%)
State of Mississippi, General Obligation Bonds, Series F	3.000%	11/01/2026	3,000,000	3,000,749
Missouri (2.42%)
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2033	1,000,000	1,003,499
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2034	2,500,000	2,506,836
Grain Valley No. R-5 School District, General Obligation Bonds, Series A	5.000%	03/01/2035	2,000,000	2,093,824
City of Columbia, Montana, Water & Electric System Revenue Refunding Bonds, Series B	3.000%	10/01/2035	2,520,000	2,394,231
Platte County School District Park Hill, General Obligation Bonds	3.350%	03/01/2036	1,000,000	955,918
Nixa Public Schools, General Obligation Bonds	5.000%	03/01/2039	1,170,000	1,285,362
Willard No. R-2, General Obligation Bonds	5.000%	03/01/2039	860,000	930,768
Troy Reorganized School District No. 3 Lincoln County, General Obligation Bonds	5.000%	03/01/2040	1,000,000	1,066,072
				12,236,510
Montana (2.75%)
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2032	945,000	974,682
Missoula High School District No. 1, General Obligation Bonds	4.000%	07/01/2032	1,010,000	1,021,061
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2033	1,005,000	1,035,383
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2034	505,000	519,673
Cascade County High School District A Great Falls, General Obligation Bonds	5.000%	07/01/2034	725,000	761,133
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2034	1,000,000	1,035,457
Hellgate School District No. 4, General Obligation Bonds	5.250%	06/15/2035	880,000	906,685
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2035	845,000	860,038
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2035	750,000	770,351
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	5.000%	07/01/2035	1,925,000	2,012,408
Montana State Board of Regents Revenue Refunding Bonds	3.000%	11/15/2035	3,660,000	3,445,390
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2036	585,000	593,944
				13,936,205
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Nebraska (0.92%)
Gretna Public Schools, General Obligation Refunding Bonds	4.000%	12/15/2025	$ 180,000	$ 180,382
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(h)	5.000%	12/15/2025	250,000	251,225
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(h)	5.000%	12/15/2025	260,000	261,273
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2029	250,000	254,311
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2030	325,000	330,333
City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds	3.000%	06/15/2034	1,105,000	1,065,076
City of Kearney, Nebraska, General Obligation Bonds	4.000%	05/15/2035	500,000	501,650
County of Sarpy, Nebraska, General Obligation Bonds	3.500%	06/01/2037	1,000,000	986,223
City of La Vista, Nebraska, General Obligation Bonds	3.000%	09/15/2041	1,000,000	847,207
				4,677,680
Nevada (1.00%)
Nevada System of Higher Education Revenue Refunding Bonds	4.000%	07/01/2030	3,045,000	3,072,265
Clark County School District, General Obligation Refunding Bonds, Series C	4.000%	06/15/2037	2,000,000	2,005,236
				5,077,501
New Hampshire (0.23%)
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series A	5.000%	06/01/2035	1,000,000	1,158,506
New Jersey (2.12%)
Hopewell Valley Regional School District, General Obligation Bonds	3.500%	01/15/2027	3,330,000	3,334,295
New Jersey Educational Facilities Authority Revenue Refunding Bonds, Series A	5.000%	05/15/2028	3,000,000	3,187,073
New Jersey State Turnpike Authority Revenue Bonds, Series B	5.000%	01/01/2031	850,000	952,551
New Jersey Educational Facilities Authority Variable Revenue Bonds, Series A(m)	5.000%	07/01/2031	2,000,000	2,229,381
New Jersey Health Care Facilities Financing Authority Department of Human Services Revenue Refunding Bonds	5.000%	09/15/2031	25,000	28,079
Hopewell Valley Regional School District, General Obligation Bonds	4.000%	01/15/2032	1,000,000	1,002,756
				10,734,135
New Mexico (2.26%)
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2026	225,000	225,227
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2027	700,000	700,772
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.000%	08/01/2027	1,515,000	1,515,343
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2028	725,000	725,592
Las Cruces School District No. 2, General Obligation Bonds, Series C	3.500%	08/01/2028	900,000	900,560
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2029	750,000	750,652
Santa Fe Public School District, General Obligation Bonds	3.625%	08/01/2029	2,000,000	2,015,941
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2034	1,800,000	1,895,691
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2035	2,600,000	2,728,969
				11,458,747
New York (3.57%)
New York State Housing Finance Agency Variable Revenue Bonds, Series J(n)	1.100%	05/01/2027	970,000	935,543
New York State Dormitory Authority Revenue Bonds	5.000%	10/01/2028	965,000	1,039,670
New York City Transitional Financing Authority Future Tax Subordinate Revenue Refunding Bonds	5.000%	11/01/2031	2,020,000	2,292,035
New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Series S- 2(g)	5.000%	07/15/2033	1,850,000	2,119,372
New York Energy Finance Development Corporation Variable Revenue Bonds(o)	5.000%	12/01/2033	1,000,000	1,068,193
State of New York Mortgage Agency Revenue Refunding Bonds, Series 220	2.400%	10/01/2034	1,000,000	873,336
New York State Urban Development Corporation Revenue Refunding Bonds, Series A	5.000%	03/15/2035	2,000,000	2,002,500
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series BB, Subseries BB-2	5.000%	06/15/2036	2,725,000	3,185,694
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
New York (Cont.)
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B-1	5.250%	11/01/2036	$ 1,500,000	$ 1,687,524
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 250	5.000%	10/15/2037	1,350,000	1,541,558
New York State Dormitory Authority Revenue Bonds	5.000%	07/01/2038	1,225,000	1,330,040
				18,075,465
North Carolina (0.77%)
Buncombe County Metropolitan Sewerage District Revenue Refunding Bonds	4.000%	07/01/2027	1,210,000	1,210,793
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2028	700,000	701,217
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2029	265,000	265,459
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2035	1,000,000	1,075,363
County of Pender, North Carolina, Limited Obligation Revenue Bonds, Series A	5.000%	04/01/2041	575,000	618,378
				3,871,210
North Dakota (1.04%)
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.125%	05/01/2028	845,000	845,027
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.250%	05/01/2029	835,000	835,207
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2031	1,015,000	1,016,070
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2032	1,060,000	1,060,785
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2034	1,550,000	1,501,972
				5,259,061
Ohio (2.76%)
Lake Local School District, Stark County Ohio, General Obligation Bonds	3.000%	12/01/2025	190,000	190,016
Northwest Local School District, Hamilton & Butler Counties, General Obligation Bonds	5.000%	12/01/2027	175,000	175,293
Northwest Local School District, Hamilton & Butler Counties, General Obligation Bonds	4.000%	12/01/2030	365,000	365,291
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2031	350,000	352,711
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2032	220,000	224,641
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2032	315,000	315,174
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2032	1,750,000	1,761,535
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2032	375,000	377,496
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2033	370,000	376,476
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2033	235,000	235,161
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2033	500,000	514,275
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2033	400,000	402,222
City of Toledo, Ohio, General Obligation Bonds	5.250%	12/01/2034	1,000,000	1,125,938
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2034	1,000,000	1,004,535
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2034	500,000	512,278
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2034	875,000	879,199
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2035	1,870,000	1,870,819
Worthington City School District, General Obligation Bonds	4.000%	12/01/2035	475,000	483,524
Ohio Water Development Authority Water Pollution Control Sustainable Revenue Bonds, Series D	5.000%	12/01/2038	2,500,000	2,795,257
				13,961,841
Oklahoma (1.65%)
City of Tulsa, Oklahoma, General Obligation Bonds	3.000%	04/01/2028	3,000,000	3,000,551
Edmond Public Works Authority Revenue Bonds	5.000%	07/01/2032	1,500,000	1,554,887
Oklahoma County Finance Authority Revenue Bonds	5.000%	09/01/2036	2,500,000	2,723,714
Oklahoma Turnpike Authority Senior Revenue Bonds, Series A	5.000%	01/01/2042	1,000,000	1,074,882
				8,354,034
Oregon (0.96%)
Deschutes County Administrative School District No. 1 Bend-La Pine, General Obligation Bonds	3.000%	06/15/2035	2,865,000	2,730,348
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Oregon (Cont.)
Chemeketa Community College District, General Obligation Bonds, Series B	5.000%	06/15/2038	$ 1,000,000	$ 1,118,636
State of Oregon Housing & Community Services Department Mortgage Revenue Bonds	4.750%	07/01/2040	1,000,000	1,023,868
				4,872,852
Pennsylvania (1.85%)
Pennsylvania Housing Finance Agency Revenue Bonds, Series 137	2.200%	04/01/2033	2,785,000	2,462,681
Allegheny County Hospital Development Authority Revenue Refunding Bonds	5.000%	07/15/2033	1,220,000	1,292,739
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2033	400,000	392,744
Redevelopment Authority of the City of Philadelphia Sustainable Revenue Bonds, Series B	5.000%	09/01/2041	1,345,000	1,426,538
County of Dauphin, Pennsylvania, General Obligation Refunding Notes, Series B	5.000%	11/15/2043	3,620,000	3,791,692
				9,366,394
Rhode Island (1.26%)
Rhode Island Health & Educational Building Corporation Revenue Bonds, Series C	5.000%	05/15/2032	1,065,000	1,203,307
Rhode Island Housing & Mortgage Finance Corporation Revenue Bonds, Series 76-A	2.200%	10/01/2033	780,000	682,793
Rhode Island Health & Educational Building Corporation Revenue Bonds	5.000%	05/15/2041	1,735,000	1,845,168
Rhode Island Health & Educational Building Corporation Revenue Bonds, Series D	5.250%	05/15/2042	2,445,000	2,648,177
				6,379,445
South Carolina (0.28%)
Town of Fort Mill Water & Sewer System Revenue Bonds	3.500%	12/01/2027	380,000	380,066
Town of Fort Mill, South Carolina, Water & Sewer System Revenue Bonds	4.000%	12/01/2028	520,000	520,281
Town of Fort Mill, South Carolina, Water & Sewer System Revenue Bonds	4.000%	12/01/2030	535,000	535,241
				1,435,588
Tennessee (1.27%)
Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series A(p)	4.000%	09/01/2028	1,000,000	1,024,596
County of Knox, Tennessee, General Obligation Refunding Bonds, Series B	3.000%	06/01/2032	1,105,000	1,102,319
City of Knoxville, Tennessee, Electric Revenue Bonds, Series QQ	5.000%	07/01/2042	1,615,000	1,684,251
Tennessee State School Bond Authority Revenue Bonds	5.000%	11/01/2042	2,525,000	2,614,678
				6,425,844
Texas (9.77%)
Tarrant County Cultural Education Facilities Finance Corporation Revenue Bonds(q)	5.000%	05/15/2026	1,000,000	1,008,652
Lake Travis Independent School District, General Obligation Refunding Bonds (Prerefunded to 02-15-2027 @ 100)(h)	4.000%	02/15/2027	280,000	285,456
Clifton Higher Education Finance Corp. Revenue Refunding Bonds	5.000%	08/15/2028	1,600,000	1,703,970
Denton Independent School District, Variable General Obligation Bonds, Series B1(r)	4.000%	08/15/2028	3,000,000	3,119,558
Texas Water Development Board Revenue Bonds(g)	5.000%	04/15/2029	1,075,000	1,168,808
Bell County Water Control & Improvement District No. 1 Revenue Bonds	5.000%	07/10/2031	535,000	598,193
Upper Brushy Creek Water Control and Improvement District, General Obligation Bonds	3.000%	08/15/2031	1,000,000	1,004,029
Aldine Independent School District, General Obligation Refunding Bonds	4.000%	02/15/2033	1,000,000	1,011,220
Arlington Independent School District, Texas, General Obligation Refunding Bonds	5.000%	02/15/2033	920,000	1,053,656
Humble Independent School District, General Obligation Refunding Bonds	5.000%	02/15/2033	690,000	790,242
Lake Travis Independent School District, General Obligation Refunding Bonds, Unrefunded Balance	4.000%	02/15/2033	485,000	490,051
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	5.000%	03/01/2033	200,000	209,352
Texas Water Development Board Revenue Bonds, Series A	5.000%	04/15/2033	3,405,000	3,918,108
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2034	280,000	285,774
Lovejoy Independent School District, General Obligation Bonds	5.000%	02/15/2035	1,250,000	1,441,157
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2035	200,000	203,454
State of Texas, General Obligation Refunding Bonds, Series B	5.000%	08/01/2035	1,000,000	1,147,954
Texas State Technical College Revenue Bonds	5.250%	08/01/2035	1,000,000	1,118,145
State of Texas, General Obligation Refunding Bonds	4.000%	10/01/2035	2,655,000	2,655,599
Pecos Barstow Toyah Independent School District, General Obligation Bonds	5.000%	02/15/2036	1,745,000	1,813,546
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Texas (Cont.)
Richardson Independent School District, General Obligation Bonds, Series A	5.000%	02/15/2036	$ 1,000,000	$ 1,099,714
Texas A&M University Revenue Bonds	5.250%	05/15/2036	1,000,000	1,118,879
Trinity River Authority Central Regional Wastewater System Revenue Bonds	3.500%	08/01/2036	1,000,000	998,108
Leander Independent School District, General Obligation Refunding Bonds, Series A	5.000%	08/15/2036	1,000,000	1,142,170
Texas Water Development Board Revenue Bonds	4.450%	10/15/2036	1,000,000	1,057,656
Texas Water Development Board Revenue Bonds	4.000%	10/15/2036	1,000,000	1,009,166
City of Cedar Park, Texas, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,079,047
County of Kaufman, Texas, General Obligation Bonds	5.000%	02/15/2037	1,700,000	1,867,386
Waller Consolidated Independent School District, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,096,151
City of Beaumont, Texas, Certificates of Obligation, General Obligation Bonds	5.000%	03/01/2038	810,000	875,358
North Texas Tollway Authority First Tier Revenue Refunding Bonds, Series A	4.125%	01/01/2039	1,375,000	1,380,495
City of San Antonio, Texas, Electric & Gas Systems Revenue Bonds, Series A	5.000%	02/01/2039	1,010,000	1,095,449
Pecos Barstow Toyah Independent School District, General Obligation Bonds	5.000%	02/15/2039	1,000,000	1,050,906
County of Smith, Texas, General Obligation Bonds	5.000%	08/15/2039	1,000,000	1,070,187
Harlandale Independent School District, General Obligation Bonds, Series A	5.250%	08/15/2039	1,000,000	1,099,546
Northside Independent School District, General Obligation Refunding Bonds	5.000%	08/15/2039	1,105,000	1,131,538
City of Houston, Texas, Combined Utility System First Lien Revenue Refunding Bonds, Series D	5.000%	11/15/2039	1,725,000	1,726,091
Permanent University Fund - University of Texas System Revenue Refunding Bonds, Series A	5.000%	07/01/2040	1,750,000	1,889,433
Austin Community College District, General Obligation Bonds, Unrefunded Balance	4.000%	08/01/2040	230,000	225,506
City of San Antonio, Texas, General Obligation Bonds	5.000%	02/01/2041	2,275,000	2,439,852
				49,479,562
Utah (1.10%)
Central Utah Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2033	2,500,000	2,535,527
Wasatch County School District Local Building Authority Revenue Bonds	5.000%	06/01/2034	750,000	835,527
Duchesne County School District Revenue Bonds	5.000%	06/01/2036	1,150,000	1,204,172
City of Salt Lake City, Utah, Airport Revenue Bonds, Series A (AMT)	5.000%	07/01/2042	1,000,000	1,003,233
				5,578,459
Vermont (0.36%)
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2032	175,000	186,758
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2033	190,000	201,740
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2034	255,000	269,658
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2034	410,000	433,568
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2035	265,000	278,880
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2035	435,000	457,784
				1,828,388
Virginia (0.56%)
County of Stafford, Virginia, General Obligation Bonds	4.000%	07/01/2030	1,205,000	1,205,807
City of Danville, Virginia, General Obligation Bonds	4.000%	09/01/2039	1,625,000	1,639,486
				2,845,293
Washington (3.92%)
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, Series A	3.250%	12/01/2028	350,000	350,949
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2029	1,000,000	1,001,030
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2030	2,100,000	2,102,116
King County School District No. 405 Bellevue, General Obligation Bonds	3.000%	12/01/2033	5,095,000	5,038,962
King County School District No. 414 Lake Washington, General Obligation Bonds	4.000%	12/01/2033	5,000,000	5,070,330
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2033	840,000	853,321
Yakima & Kittitas Counties School District No. 119 Selah, General Obligation Bonds	4.375%	12/01/2034	1,040,000	1,078,114
Lakehaven Water & Sewer District Revenue Bonds	3.000%	10/01/2035	700,000	671,207
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2035	500,000	509,315
City of Seattle, Washington, Drainage & Wastewater Improvement Revenue Refunding Bonds	4.000%	05/01/2036	1,000,000	1,000,037
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Washington (Cont.)
State of Washington, General Obligation Bonds, Series 2024-A	5.000%	08/01/2038	$ 1,000,000	$ 1,100,403
Island County Consolidated School District No. 206 South Whidbey, General Obligation Bonds	5.000%	12/01/2042	1,000,000	1,070,571
				19,846,355
West Virginia (0.08%)
Braxton County Board of Education, General Obligation Refunding Bonds	4.000%	05/01/2026	250,000	251,812
Braxton County Board of Education, General Obligation Refunding Bonds	2.250%	05/01/2026	125,000	124,441
				376,253
Wisconsin (5.87%)
Wisconsin-Dells School District, General Obligation Bonds	3.125%	03/01/2030	1,595,000	1,599,015
City of Fond Du Lac, Wisconsin, General Obligation Refunding Bonds, Series A	2.000%	03/01/2031	895,000	823,637
Burlington Area School District, Wisconsin, General Obligation Bonds	3.125%	04/01/2031	1,000,000	1,001,370
Poynette School District, General Obligation Bonds	3.000%	04/01/2031	850,000	849,108
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2031	300,000	305,943
Burlington Area School District, Wisconsin, General Obligation Bonds	3.250%	04/01/2032	1,120,000	1,121,455
Hamilton School District, Wisconsin, General Obligation Bonds	3.250%	04/01/2032	2,000,000	2,003,839
Poynette School District, General Obligation Bonds	3.125%	04/01/2032	1,520,000	1,520,096
Western Technical College District, General Obligation Refunding Bonds, Series F	3.000%	04/01/2032	2,240,000	2,240,405
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2032	675,000	686,261
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2034	1,390,000	1,405,430
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2035	1,405,000	1,343,406
New Richmond School District, General Obligation Bonds	4.000%	04/01/2035	4,170,000	4,303,982
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2036	1,535,000	1,444,969
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	07/01/2038	1,000,000	1,009,328
Two Rivers Public School District, General Obligation Refunding Bonds	4.000%	03/01/2039	1,000,000	1,004,579
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	4.000%	04/01/2039	1,000,000	967,491
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	11/15/2039	3,025,000	3,041,763
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	04/01/2040	2,810,000	3,029,879
				29,701,956
Total Long-term Municipal Bond (cost $498,958,171)				495,829,100

	Shares	Value
Short-term Investments (2.56%)
Northern Institutional Treasury Portfolio (Premier Class), 3.95%(s)	12,981,051	12,981,051
Total Short-term Investments (cost $12,981,051)		12,981,051
TOTAL INVESTMENTS (100.47%) (cost $511,939,222)		508,810,151
LIABILITIES, NET OF OTHER ASSETS ((0.47)%)		(2,367,168)
NET ASSETS (100.00%)		$506,442,983
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025

(a)	Rate shown is fixed until mandatory tender date of June 1, 2029.
(b)	Rate shown is fixed until mandatory tender date of December 1, 2030.
(c)	Rate shown is fixed until mandatory tender date of November 1, 2034.
(d)	Rate shown is fixed until mandatory tender date of November 1, 2029.
(e)	Rate shown is fixed until mandatory tender date of August 1, 2031.
(f)	Rate shown is fixed until mandatory tender date of July 1, 2026.
(g)	Security purchased on a “when-issued” basis.
(h)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.
(i)	Rate shown is fixed until mandatory tender date of December 1, 2031.
(j)	Rate shown is fixed until mandatory tender date of August 1, 2032.
(k)	Rate shown is fixed until mandatory tender date of May 13, 2032
(l)	Rate shown is fixed until mandatory tender date of November 1, 2035.
(m)	Rate shown is fixed until mandatory tender date of July 1, 2031.
(n)	Rate shown is fixed until mandatory tender date of May 1, 2027.
(o)	Rate shown is fixed until mandatory tender date of December 1, 2033.
(p)	Rate shown is fixed until mandatory tender date of September 1, 2028.
(q)	Rate shown is fixed until mandatory tender date of May 15, 2026.
(r)	Rate shown is fixed until mandatory tender date of August15, 2028.
(s)	Rate shown is the 7-day yield as of September 30, 2025.
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025

	State Farm Growth Fund	State Farm Balanced Fund	State Farm Interim Fund	State Farm Municipal Bond Fund
Assets
Investments in securities at identified cost	$2,474,615,237	$1,188,880,231	$294,341,247	$511,939,222
Investments in securities at market value	$8,809,973,523	$2,604,230,097	$296,376,342	$508,810,151
Foreign currency (Cost: $0, $46, $0, and $0, respectively)	1	50	—	—
Receivables:
Dividends and interest	5,505,834	7,160,241	2,304,586	5,528,469
Reclaims	104,623	116,489	—	—
Securities sold	—	—	7,404,957	419,886
Shares of the Fund sold	413,859	121,955	1,338,583	1,101,312
Variation margin on futures contracts	409,050	126,250	—	—
Prepaid expenses	69,256	23,417	37,731	23,803
Total assets	8,816,476,146	2,611,778,499	307,462,199	515,883,621
Liabilities and Net Assets
Distributions to shareholders	—	—	886,477	1,372,386
Payables:
Securities purchased	—	4,698,852	7,387,242	2,146,580
Shares of the Fund redeemed	1,648,393	844,205	17,801	656,012
Investment advisory fees	508,821	183,928	17,143	45,830
Accounting and Administration fees	841,627	303,912	64,501	73,300
Trustees’ fees and expenses	2,199	—	—	—
Regulatory and Compliance fees	57,918	16,467	1,751	2,880
Registration fees	17,177	4,860	—	—
When-Issued Securities	—	—	—	5,096,307
Other accrued expenses and payables	117,041	68,841	46,553	47,343
Total liabilities	3,193,176	6,121,065	8,421,468	9,440,638
Net assets applicable to shares outstanding of common stock	$8,813,282,970	$2,605,657,434	$299,040,731	$506,442,983
Fund shares outstanding (no par value, unlimited number of shares authorized)	65,482,506	26,844,017	30,711,497	61,879,254
Net asset value, offering price and redemption price per share	$134.59	$97.07	$9.74	$8.18
Analysis of Net Assets
Paid-in-capital	$2,030,736,443	$1,052,569,344	$316,573,059	$524,786,969
Total distributable earnings (loss)	6,782,546,527	1,553,088,090	(17,532,328)	(18,343,986)
Net assets applicable to shares outstanding	$8,813,282,970	$2,605,657,434	$299,040,731	$506,442,983
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
STATEMENTS OF OPERATIONS
Year ended September 30, 2025

	State Farm Growth Fund	State Farm Balanced Fund	State Farm Interim Fund	State Farm Municipal Bond Fund
Investment Income:
Dividends	$135,662,951	$29,929,463	$29,977	$454,650
Interest	130,332	31,719,708	11,114,603	17,088,603
	135,793,283	61,649,171	11,144,580	17,543,253
Less: foreign withholding taxes	(300,913)	(18,543)	—	—
Total investment income	135,492,370	61,630,628	11,144,580	17,543,253
Expenses:
Investment advisory fees	8,046,821	2,707,954	360,871	566,343
Accounting and Administration fees	3,353,871	1,212,782	264,248	301,885
Trustees’ fees and expenses	124,163	37,435	4,492	7,748
Audit fees	45,574	45,574	41,314	41,314
Insurance fees	71,085	22,735	2,929	5,208
Regulatory and Compliance fees	325,837	99,435	12,113	20,847
Registration fees	149,919	69,092	62,696	32,781
Other	174,917	65,511	14,426	17,512
Total expenses	12,292,187	4,260,518	763,089	993,638
Less: expense reductions by Adviser	(2,635,897)	(814,043)	(281,931)	(169,869)
Net expenses	9,656,290	3,446,475	481,158	823,769
Net investment income	125,836,080	58,184,153	10,663,422	16,719,484
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	856,509,036	222,042,648	(1,311,946)	(1,604,151)
Net realized gain (loss) on futures contracts	8,571,560	2,150,458	—	—
Net realized gain (loss) on foreign currency transactions	3,166	496	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	193,517,830	(25,815,122)	1,143,994	(1,487,229)
Change in net unrealized appreciation (depreciation) on futures contracts	968,263	154,695	—	—
Net realized and unrealized gain (loss) on investments	1,059,569,855	198,533,175	(167,952)	(3,091,380)
Net change in net assets resulting from operations	$1,185,405,935	$256,717,328	$10,495,470	$13,628,104
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	State Farm Growth Fund
Year ended September 30, 2025 and year ended September 30, 2024	2025	2024
From operations:
Net investment income	$125,836,080	$117,913,476
Net realized gain (loss)	865,083,762	445,987,743
Change in net unrealized appreciation or depreciation	194,486,093	1,454,091,916
Net change in net assets resulting from operations	1,185,405,935	2,017,993,135
Distributions to shareholders from:
Distributable earnings (net investment income and net realized gain)	(670,285,952)	(424,040,088)
Total distributions to shareholders	(670,285,952)	(424,040,088)
From Fund share transactions:
Proceeds from shares sold	265,770,684	244,563,024
Reinvestment of distributions	614,707,277	392,745,634
Less payments for shares redeemed	(681,047,210)	(581,112,493)
Net increase (decrease) in net assets from Fund share transactions	199,430,751	56,196,165
Total increase (decrease) in net assets	714,550,734	1,650,149,212
Net assets:
Beginning of period	8,098,732,236	6,448,583,024
End of period	$8,813,282,970	$8,098,732,236
Share Information
Sold	2,188,461	2,151,132
Issued in reinvestment of distributions	5,200,114	3,690,076
Redeemed	(5,594,516)	(5,097,117)
Net increase (decrease)	1,794,059	744,091
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

State Farm Balanced Fund		State Farm Interim Fund		State Farm Municipal Bond Fund
2025	2024	2025	2024	2025	2024

$58,184,153	$56,427,246	$10,663,422	$9,430,497	$16,719,484	$17,017,848
224,193,602	172,988,035	(1,311,946)	(5,982,977)	(1,604,151)	(1,459,957)
(25,660,427)	279,296,534	1,143,994	18,243,198	(1,487,229)	29,558,113
256,717,328	508,711,815	10,495,470	21,690,718	13,628,104	45,116,004

(223,233,175)	(156,604,344)	(10,661,685)	(9,427,209)	(16,719,150)	(17,024,413)
(223,233,175)	(156,604,344)	(10,661,685)	(9,427,209)	(16,719,150)	(17,024,413)

107,142,900	90,181,973	96,347,185	63,946,090	25,742,041	15,066,393
211,466,264	148,579,701	10,589,734	9,343,389	13,379,397	13,615,828
(267,049,297)	(233,660,114)	(116,431,183)	(91,688,470)	(68,310,488)	(65,894,152)
51,559,867	5,101,560	(9,494,264)	(18,398,991)	(29,189,050)	(37,211,931)
85,044,020	357,209,031	(9,660,479)	(6,135,482)	(32,280,096)	(9,120,340)

2,520,613,414	2,163,404,383	308,701,210	314,836,692	538,723,079	547,843,419
$2,605,657,434	$2,520,613,414	$299,040,731	$308,701,210	$506,442,983	$538,723,079

1,176,106	1,017,155	9,977,519	6,701,494	3,182,630	1,855,943
2,400,527	1,757,571	1,095,575	980,003	1,655,635	1,681,514
(2,942,432)	(2,650,025)	(12,071,386)	(9,625,101)	(8,464,895)	(8,136,921)
634,201	124,701	(998,292)	(1,943,604)	(3,626,630)	(4,599,464)
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Prior to August 23, 2021, each State Farm Fund operated as a series of State Farm Associates’ Funds Trust (each a “Predecessor Fund” and together the “Predecessor Funds”). On August 23, 2021, the Predecessor Funds were reorganized into the Trust, pursuant to an Agreement and Plan of Reorganization approved by the State Farm Associates’ Funds’ Board of Trustees on March 11, 2021 and by the Predecessor Funds’ shareholders on June 17, 2021. Because each Fund is a continuation of its respective Predecessor Fund, the following financial information includes results of each Fund’s respective Predecessor Fund for periods prior to August 23, 2021. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
STATE FARM GROWTH FUND
(For a share outstanding throughout each period)
	Year ended September 30,				10-month period ended September 30, 2021	Year ended November 30, 2020
	2025	2024	2023	2022
Net asset value, beginning of period	$127.16	$102.45	$87.92	$112.02	$97.62	$89.37
Income from Investment Operations
Net investment income(a)	1.91	1.84	1.75	1.70	1.67	1.99
Net gain (loss) on investments (both realized and unrealized)	16.11	29.64	14.53	(9.06)	15.56	9.22
Total from invesment operations	18.02	31.48	16.28	(7.36)	17.23	11.21
Less Distributions
Net investment income	(1.92)	(1.84)	(1.75)	(1.83)	(1.97)	(2.11)
Net realized gain	(8.67)	(4.93)	—	(14.91)	(0.86)	(0.85)
Total distributions	(10.59)	(6.77)	(1.75)	(16.74)	(2.83)	(2.96)
Net asset value, end of period	$134.59	$127.16	$102.45	$87.92	$112.02	$97.62
Total Return	15.38%	32.07%	18.58%	(8.99)%	17.89%(b)	12.96%
Ratios/Supplemental Data
Net assets, end of period (millions)	$8,813.3	$8,098.7	$6,448.6	$5,708.0	$6,589.0	$5,819.8
Average net asset ratios
Expenses, net of waivers and reimbursements	0.12%	0.12%	0.12%	0.12%	0.12%(c)	0.12%
Expenses, gross of waivers and reimburements	0.15%	0.15%	0.16%	0.16%	0.13%(c)	0.12%
Net investment income, net of waivers and reimbursements	1.56%	1.61%	1.74%	1.63%	1.81%(c)	2.29%
Portfolio turnover rate	29%	18%	22%	28%	23%(b),(d),(e)	0%(f)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.
(d)	The portfolio turnover rate excludes securities delivered from processing redemptions in-kind.
(e)
The portfolio turnover rate increased due to certain investment activity in connection with the Reorganization of the Fund from the State Farm Associates’ Fund Trust into the Advisers Investment Trust.

(f)	Portfolio turnover rate rounds to less than 1% for the year ended November 30, 2020.
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
FINANCIAL HIGHLIGHTS (continued)
STATE FARM BALANCED FUND

(For a share outstanding throughout each period)
	Year ended September 30,				10-month period ended September 30, 2021	Year ended November 30, 2020
	2025	2024	2023	2022
Net asset value, beginning of period	$96.17	$82.94	$74.40	$89.79	$81.66	$75.35
Income from Investment Operations
Net investment income(a)	2.15	2.14	1.86	1.39	1.41	1.69
Net gain (loss) on investments (both realized and unrealized)	7.33	17.16	8.43	(8.53)	9.03	6.62
Total from invesment operations	9.48	19.30	10.29	(7.14)	10.44	8.31
Less Distributions
Net investment income	(2.20)	(2.08)	(1.75)	(1.50)	(1.68)	(1.78)
Net realized gain	(6.38)	(3.99)	—	(6.75)	(0.63)	(0.22)
Total distributions	(8.58)	(6.07)	(1.75)	(8.25)	(2.31)	(2.00)
Net asset value, end of period	$97.07	$96.17	$82.94	$74.40	$89.79	$81.66
Total Return	10.86%	24.37%	13.87%	(9.20)%	12.95%(b)	11.31%
Ratios/Supplemental Data
Net assets, end of period (millions)	$2,605.7	$2,520.6	$2,163.4	$2,007.9	$2,360.2	$2,251.1
Average net asset ratios
Expenses, net of waivers and reimbursements	0.14%	0.14%	0.14%	0.14%	0.13%(c)	0.14%
Expenses, gross of waivers and reimburements	0.17%	0.18%	0.18%	0.18%	0.14%(c)	0.14%
Net investment income, net of waivers and reimbursements	2.36%	2.41%	2.27%	1.63%	1.90%(c)	2.27%
Portfolio turnover rate	26%	19%	38%	40%	22%(b),(d),(e)	3%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.
(d)	The portfolio turnover rate excludes securities delivered from processing redemptions in-kind.
(e)
The portfolio turnover rate increased due to certain investment activity in connection with the Reorganization of the Fund from the State Farm Associates’ Fund Trust into the Advisers Investment Trust.

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
FINANCIAL HIGHLIGHTS (continued)
STATE FARM INTERIM FUND

(For a share outstanding throughout each period)
	Year ended September 30,				10-month period ended September 30, 2021	Year ended November 30, 2020
	2025	2024	2023	2022
Net asset value, beginning of period	$9.74	$9.36	$9.37	$10.20	$10.36	$10.10
Income from Investment Operations
Net investment income	0.34	0.29	0.19	0.10	0.09	0.14
Net gain (loss) on investments (both realized and unrealized)	—	0.38	(0.01)	(0.83)	(0.16)	0.26
Total from invesment operations	0.34	0.67	0.18	(0.73)	(0.07)	0.40
Less Distributions
Net investment income	(0.34)	(0.29)	(0.19)	(0.10)	(0.09)	(0.14)
Net realized gain	—	—	—	—	—	—
Total distributions	(0.34)	(0.29)	(0.19)	(0.10)	(0.09)	(0.14)
Net asset value, end of period	$9.74	$9.74	$9.36	$9.37	$10.20	$10.36
Total Return	3.59%	7.33%	1.92%	(7.17)%	(0.71)%(a)	4.02%
Ratios/Supplemental Data
Net assets, end of period (millions)	$299.0	$308.7	$314.8	$368.2	$447.0	$495.2
Average net asset ratios
Expenses, net of waivers and reimbursements	0.16%	0.16%	0.16%	0.16%	0.16%(b)	0.16%
Expenses, gross of waivers and reimburements	0.25%	0.25%	0.23%	0.22%	0.18%(b)	0.16%
Net investment income, net of waivers and reimbursements	3.54%	3.09%	2.00%	0.99%	1.02%(b)	1.38%
Portfolio turnover rate	50%	49%	39%	45%	36%(a)	20%

(a)	Not annualized for periods that are less than a full year.
(b)	Determined on an annualized basis.
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
FINANCIAL HIGHLIGHTS (continued)
STATE FARM MUNICIPAL BOND FUND

(For a share outstanding throughout each period)
	Year ended September 30,				10-month period ended September 30, 2021	Year ended November 30, 2020
	2025	2024	2023	2022
Net asset value, beginning of period	$8.22	$7.81	$7.84	$8.89	$9.04	$8.80
Income from Investment Operations
Net investment income	0.26	0.25	0.24	0.21	0.18	0.23
Net gain (loss) on investments (both realized and unrealized)	(0.04)	0.41	(0.03)	(1.04)	(0.14)	0.24
Total from invesment operations	0.22	0.66	0.21	(0.83)	0.04	0.47
Less Distributions
Net investment income	(0.26)	(0.25)	(0.24)	(0.21)	(0.18)	(0.23)
Net realized gain(a)	—	—	—	(0.01)	(0.01)	—
Total distributions	(0.26)	(0.25)	(0.24)	(0.22)	(0.19)	(0.23)
Net asset value, end of period	$8.18	$8.22	$7.81	$7.84	$8.89	$9.04
Total Return	2.79%	8.57%	2.64%	(9.51)%	0.37%(b)	5.40%
Ratios/Supplemental Data
Net assets, end of period (millions)	$506.4	$538.7	$547.8	$580.3	$703.1	$741.0
Average net asset ratios
Expenses, net of waivers and reimbursements	0.16%	0.16%	0.16%	0.16%	0.17%(c)	0.16%
Expenses, gross of waivers and reimburements	0.19%	0.19%	0.19%	0.18%	0.18%(c)	0.16%
Net investment income, net of waivers and reimbursements	3.25%	3.11%	2.99%	2.47%	2.34%(c)	2.53%
Portfolio turnover rate	26%	30%	16%	31%	11%(b)	10%

(a)	Net realized gain distributions represent less than $0.01 per share for the year ended November 30, 2020.
(b)	Not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025
Advisers Investment Trust (the “Trust” or “AIT”) is a Delaware statutory trust operating under a Fifth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 9, 2023. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust.  The State Farm Growth Fund, the State Farm Balanced Fund, the State Farm Interim Fund, and the State Farm Municipal Bond Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “State Farm Funds”) are each a diversified fund and are each a series of the Trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act").  These financial statements and notes only relate to the State Farm Funds.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
Prior to August 23, 2021, each State Farm Fund operated as a series of State Farm Associates’ Funds Trust (each a “Predecessor Fund” and together the “Predecessor Funds”).  On August 23, 2021, the Predecessor Funds were reorganized into the Trust, pursuant to an Agreement and Plan of Reorganization approved by the State Farm Associates’ Funds’ Board of Trustees on March 11, 2021 and by the Predecessor Funds’ shareholders on June 17, 2021 (each a "Reorganization" and collectively, the "Reorganizations").
At the time of the Reorganizations, each Predecessor Fund transferred all of its assets to its corresponding State Farm Fund in exchange for shares of the corresponding State Farm Fund and the assumption of all of the liabilities of the Predecessor Fund by the corresponding State Farm Fund. Upon closing of the Reorganizations, holders of a Predecessor Fund’s shares received shares of the corresponding State Farm Fund’s shares. The Reorganizations were tax-free for U.S federal income tax purposes.
Prior to the Reorganizations, the State Farm Funds had no net assets or operations in the Trust, and therefore, activity shown in the Statements of Changes in Net Assets and Financial Highlights prior to the Reorganization represents the operations and changes in net assets of each Predecessor Fund. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding Fund for accounting and tax purposes.
As part of each Reorganization, the Board approved a September 30 fiscal year end for each State Farm Fund. Prior to each Reorganization, each Predecessor Fund had a November 30 fiscal year end.
1. Investment Objective
The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital, which may be supplemented by income. For information on the specific strategies of the Growth Fund, please refer to the Fund’s Prospectus.
The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital while providing some current income. For information on the specific strategies of the Balanced Fund, please refer to the Fund’s Prospectus.
The State Farm Interim Fund (the “Interim Fund”) seeks to provide investment results approximating the performance of the Bloomberg 1-5 Year U.S. Treasury Index. For information on the specific strategies of the Interim Fund, please refer to the Fund’s Prospectus.
The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high rate of income exempt from federal income taxes as is consistent with prudent investment management. For information on the specific strategies of the Municipal Bond Fund, please refer to the Fund’s Prospectus.
2. Significant Accounting Policies
Investment Valuation
All investments are recorded at their fair value. For more information see Note 3 Investment Valuation.
When-Issued Securities
The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. Unless physically settled within 35 days of the

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025
trade date, the Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled.
Futures Contracts
Certain Funds invest in stock index futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes), to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in "Net realized gain (loss) on futures contracts", and any unrealized gains or losses on open futures contracts in "Change in net unrealized appreciation (depreciation) on futures contracts".
Further information on the impact of these positions on the Funds' financial statements can be found in Note 7.
Currency Transactions
The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in "Net realized and unrealized gains (losses) from investments" on the Statements of Operations.
Investment Transactions and Income
Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available, and reflect applicable foreign withholdings taxes and any related reclaim amounts.
Expense Allocations
Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis, based on relative net assets, or another reasonable basis.
Dividends and Distributions
Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Growth Fund and Balanced Fund declare and pay dividends, and capital gain distributions, if any, at least annually. The Interim Fund and Municipal Bond Fund declare dividends daily and pay them monthly on the last business day of the month. Shares of the Interim Fund and Municipal Bond Fund begin to earn dividends on the day after they are purchased. The Interim Fund and Municipal Bond Fund distribute net realized capital gain, if any, at least annually.
The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.
Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are  either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025
Federal Income Tax Information
No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.
The Funds analyzed all open tax years, as defined by the Statute of Limitations, for all major jurisdictions that remain subject to examination. The Funds’ Federal tax returns for the tax years ended September 30, 2022, 2023, 2024 and 2025, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
Operating Segments
In this reporting period, the Funds adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Management of the Funds’ adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus based on a defined investment strategy which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess each segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, and is consistent with the financial information presented within each Fund’s financial statements. Segment assets of each Fund are reflected on the accompanying Statements of Assets and Liabilities as “total assets”, and significant segment expenses of each Fund are listed on the accompanying Statements of Operations.
3. Investment Valuation
Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:
● Level 1 - quoted prices in active markets for identical assets
● Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.
Security prices are generally provided by an approved independent third party pricing service as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025
Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an approved independent pricing source. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
The Trustees have designated State Farm Investment Management Corp., as investment adviser to the Funds, as the Funds' Valuation Designee with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price). In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated.
In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025
The following is a summary of the valuation inputs used as of September 30, 2025 in valuing each Fund’s investments based upon the three fair value levels defined above:
Fund	Level 1	Level 2	Level 3	Total
State Farm Growth Fund
Investments in Securities:
Common Stocks (a)	$8,664,436,332	$—	$—	$8,664,436,332
U.S. Treasury Obligations	—	6,827,719	—	6,827,719
Short-term Investments	138,709,472	—	—	138,709,472
Total Investments in Securities	8,803,145,804	6,827,719	—	8,809,973,523
Other Financial Instruments
Assets:
Futures Contracts	1,374,309	—	—	1,374,309
State Farm Balanced Fund
Investments in Securities:
Common Stocks (a)	1,834,516,148	—	—(b)	1,834,516,148
Corporate Bonds (a)	—	208,626,365	—	208,626,365
Foreign Government Bonds	—	34,036,098	—	34,036,098
Agency Securities	—	7,459,371	—	7,459,371
Long-term Municipal Bonds	—	1,293,312	—	1,293,312
U.S. Treasury Obligations	—	468,276,916	—	468,276,916
Short-term Investments	50,021,887	—	—	50,021,887
Total Investments in Securities	1,884,538,035	719,692,062	—	2,604,230,097
Other Financial Instruments
Assets:
Futures Contracts	424,637	—	—	424,637
State Farm Interim Fund
Investments in Securities:
U.S. Treasury Obligations	—	295,664,583	—	295,664,583
Short-term Investments	711,759	—	—	711,759
Total Investments in Securities	711,759	295,664,583	—	296,376,342
State Farm Municipal Bond Fund
Investments in Securities:
Long-term Municipal Bonds	—	495,829,100	—	495,829,100
Short-term Investments	12,981,051	—	—	12,981,051
Total Investments in Securities	12,981,051	495,829,100	—	508,810,151
(a) Industry classification is disclosed in the Schedules of Investments.
(b) Amount is $0.
As of September 30, 2025, there were no transfers to or from Level 3 during the year ended September 30, 2025.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025
4. Federal Income Tax
As of September 30, 2025, each Fund’s aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes were as follows:
Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
State Farm Growth Fund	$2,475,989,578	$6,343,827,715	$(8,469,461)	$6,335,358,254
State Farm Balanced Fund	1,189,304,893	1,417,319,862	(1,970,021)	1,415,349,841
State Farm Interim Fund	294,365,428	2,621,130	(610,216)	2,010,914
State Farm Municipal Bond Fund	511,939,225	3,484,776	(6,613,850)	(3,129,074)
As of the latest tax year ended September 30, 2025, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains realized after September 30, 2025, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. If not applied, the capital losses will carryforward indefinitely as follows:
		Unused Non Expiring Capital Loss Carryforwards
Fund	Loss Carryforwards Utilized in 2025	Short-term	Long-term	Total
State Farm Interim Fund	$ —	$2,541,932	$17,001,423	$19,543,355
State Farm Municipal Bond Fund	—	7,451,711	7,757,096	15,208,807
As of the latest tax year ended September 30, 2025, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Distributions Payable	Total
State Farm Growth Fund	$—	$37,207,988	$423,570,847	$6,335,360,527	$(13,592,835)	$—	$6,782,546,527
State Farm Balanced Fund	—	17,188,861	122,543,937	1,415,351,278	(1,995,986)	—	1,553,088,090
State Farm Interim Fund	—	886,590	—	2,010,914	(19,543,355)	(886,477)	(17,532,328)
State Farm Municipal Bond Fund	1,366,281	—	—	(3,129,074)	(15,208,807)	(1,372,386)	(18,343,986)
For the period subsequent to October 31, 2024, through the fiscal year ended September 30, 2025, the State Farm Growth Fund and State Farm Balanced Fund incurred net capital losses in the amount of $13,592,835 and $1,995,986, respectively, which the Funds intend to treat as having been incurred in the following fiscal year.
The tax character of distributions was designated as follows for the latest tax years ended  September 30, 2025 and September 30, 2024:
2025	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total
State Farm Growth Fund	$—	$151,980,258	$518,305,694**	$670,285,952
State Farm Balanced Fund	—	64,383,200	158,849,975**	223,233,175
State Farm Interim Fund	—	10,606,643	—	10,606,643
State Farm Municipal Bond Fund	16,259,228	470,982	—	16,730,210

**
These amounts do not include tax equalization utilized of $16,624,932 and $7,646,673, respectively, which the Portfolios designated as being distributed to shareholders upon their redemption of shares.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025

2024	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total
State Farm Growth Fund	$—	$116,139,091	$307,900,997**	$424,040,088
State Farm Balanced Fund	—	53,981,052	102,623,292**	156,604,344
State Farm Interim Fund	—	9,238,052	—	9,238,052
State Farm Municipal Bond Fund	16,482,840	749,177	—	17,232,017

**	These amounts do not include tax equalization utilized of $8,076,222 and $5,205,494, respectively, which the Portfolios designated as being distributed to shareholders upon their redemption of shares.
5. Fees and Transactions with Affiliates and Other Parties
Investment Adviser
The Trust, on behalf of the Funds, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with State Farm Investment Management Corp. (the “Adviser” or “State Farm”), which is registered under the Investment Advisers Act of 1940, (as amended), to provide investment advisory services to the Funds, including oversight of Northern Trust Investments, Inc. (the “Sub-Adviser” or “NTI”). Total fees incurred pursuant to the Advisory Agreement are reflected as “Investment advisory” fees on the Statements of Operations. Under the terms of the Advisory Agreement, the Funds pay the Adviser a monthly fee based on each Fund’s daily net assets at the following annualized rates:
Fund	Management Fee (as percentage of average daily net assets)
State Farm Growth Fund	0.10%
State Farm Balanced Fund	0.11%
State Farm Interim Fund	0.12%
State Farm Municipal Bond Fund	0.11%
The Advisory Agreement continues for an initial term of two years, and on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of each Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the Advisory Agreement nor interested persons, as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated as to a particular Fund at any time on 60 days’ written notice, without the payment of any penalty, by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of such Fund) or by the Adviser. In the event of its assignment, the Advisory Agreement will terminate automatically.
Expense Limitation Agreement
The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the total annual operating expenses of each Fund (excluding brokerage costs, interest, taxes, dividends and other expenses in connection with the short sale of securities, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses as determined under generally accepted principles) to amounts specified in the table below:
Fund	Expense Limitation
State Farm Growth Fund	0.12%
State Farm Balanced Fund	0.14%
State Farm Interim Fund	0.16%
State Farm Municipal Bond Fund	0.16%
The expense limitation agreement is effective until January 28, 2026 for the Funds at which time it will be subject to automatic renewal upon the effective date of the Funds' registration statement. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividends and other expenses in connection with the short sale of securities, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the lesser of the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Advisory Agreement.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025
The balances of recoverable expenses to State Farm by the Funds at September 30, 2025 were as follows:
	Expiring
Fund	2026	2027	2028
State Farm Growth Fund	$2,385,389	$2,442,428	$2,635,897
State Farm Balanced Fund	816,185	825,386	814,043
State Farm Interim Fund	249,606	263,458	281,931
State Farm Municipal Bond Fund	157,992	173,885	169,869
Investment Sub-Adviser
NTI serves as the Sub-Adviser to the Funds. For its services to the Funds, NTI does not directly receive a fee from the Funds. NTI receives a fee from the Adviser which is computed and accrued daily and paid monthly as follows:
Fund	Management Fee (as percentage of average daily net assets)
State Farm Growth Fund	0.085%
State Farm Balanced Fund	0.080%
State Farm Interim Fund	0.075%
State Farm Municipal Bond Fund	0.080%
The Sub-Adviser is responsible for the day-to-day investment management of the Funds’ assets, including making investment decisions and placing orders for the purchase and sale of securities for the Funds directly with the issuers or with brokers or dealers selected by the Sub-Adviser in its discretion. The investment advisory services of the Sub-Adviser are not exclusive under the terms of its sub-advisory agreement. The Sub-Adviser is free to render investment advisory services to others. The Sub-Adviser also furnishes to the Adviser and to the Board, which has overall responsibility for the business and affairs of the Trust, periodic reports on its services and the investment performance of the Funds.
Distribution Agreement
Foreside Financial Services, LLC (the “Distributor”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor, and its officers, have no role in determining each Fund's investment policies or which securities to buy or sell. The Adviser, at its own expense, pays the Distributor a fee for distribution-related services.
Custody, Transfer Agency, and Fund Administration and Accounting Services Agreements with the Northern Trust Company
The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian, and fund accounting agent for the Funds pursuant to written agreements between the Trust, on behalf of the Funds, and Northern Trust. The Funds have agreed to pay Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on each Fund's daily net assets, subject to a minimum annual fee relating to these services, and reimburse for certain expenses incurred on behalf of the Funds as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statements of Operations.
Services Agreement with Foreside Fund Officer Services, LLC
Foreside Fund Officer Services, LLC (“Foreside”, d/b/a ACA Group) provides compliance and financial control services for the Funds pursuant to a written agreement with the Trust on behalf of the Funds, including providing certain officers to the Funds. The Funds pay Foreside an annual base fee, a basis-point fee based on each Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to this agreement are reflected as “Regulatory and Compliance” fees on the Statements of Operations.
Trustee Compensation
Officers of the Trust receive no compensation directly from the Funds for serving in their respective roles. The Trust has no retirement or pension plans. Through March 31, 2025, the Trust paid each Trustee who is not an “interested person,” as that term is defined in the 1940 Act (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) compensation for their services based on an annual retainer of $132,000 and reimbursement for certain expenses. Effective April 1, 2025, the Trust pays an annual retainer of $145,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the year ended September 30, 2025, the aggregate Independent Trustee

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025
compensation paid by the Trust was $415,500. The amount of total Trustee compensation and reimbursement of out-of pocket expenses allocated from the Trust to the Funds are reflected as “Trustees' fees and expenses” on the Statements of Operations.
6. Investment Transactions
For the year ended September 30, 2025, investment transactions (exclusive of futures contracts and short-term instruments) were as follows:
Fund	Purchases (excluding U.S. Government Obligations)	Sales/Maturities (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales/Maturities of U.S. Government Obligations
State Farm Growth Fund	$2,294,139,688	$2,725,240,516	$—	$—
State Farm Balanced Fund	484,920,852	652,650,229	140,888,994	125,496,311
State Farm Interim Fund	—	—	147,758,126	158,628,782
State Farm Municipal Bond Fund	132,812,093	162,464,780	—	—
7. Derivative Instruments
Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.
Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2025:
		Assets		Liabilities
Fund	Contract Type	Statements of Assets Location	Value	Statements of Liabilities Location	Value
State Farm Growth Fund	Equity risk	Variation margin on futures contracts	$1,374,309*	Variation margin on futures contracts	$—
State Farm Balanced Fund	Equity risk	Variation margin on futures contracts	424,637*	Variation margin on futures contracts	—

*
Includes cumulative appreciation/depreciation on future contracts as reported in the Schedule of Investments' footnotes. Only the current day's variation margin is separately reported within the Statements of Assets and Liabilities.

The following tables set forth, by primary risk exposure, the Funds' realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the fiscal year ended September 30, 2025:
		Amount of Realized Gain (Loss) on Derivative Contracts
Fund	Contract Type	Statements of Operations Location	Value
State Farm Growth Fund	Equity risk	Net realized gain (loss) on futures contracts	$8,571,560
State Farm Balanced Fund	Equity risk	Net realized gain (loss) on futures contracts	2,150,458

		Change in Unrealized Appreciation (Depreciation) on Derivative Contracts
Fund	Contract Type	Statements of Operations Location	Value
State Farm Growth Fund	Equity risk	Change in net unrealized appreciation (depreciation) on futures contracts	$968,263
State Farm Balanced Fund	Equity risk	Change in net unrealized appreciation (depreciation) on futures contracts	154,695
Volume of derivative activity for the fiscal year ended September 30, 2025:*
	Equity Contracts
Fund	Number of Trades	Average Notional Amount
State Farm Growth Fund	24	$24,570,048
State Farm Balanced Fund	26	8,549,124
*Activity for the fiscal year is measured by number of trades during the fiscal year and average notional amount for futures equity contracts.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025
8. Principal Investment Risks
Investing in a Fund may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statement of additional information for more information on risks associated with investing in the Funds.
Management Risk
There is no guarantee that the Sub-Adviser's investment decisions or techniques will produce the desired returns. The assessment by the Sub-Adviser of the securities to be purchased or sold by the Funds may prove incorrect, resulting in losses or poor performance, even in a rising market. This may be as a result of the factors used by the Sub-Adviser in building a multifactor quantitative model. Whenever a model is used, there is also a risk that the model will not work as planned. In addition, there may be periods when quality investing is out of favor and during which time the Funds' performance may suffer.
Market Risk
The risk that the value of the Funds' investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Funds' portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, public health emergencies and pandemics, epidemics, climate change and climate-related events, terrorism, regulatory events and governmental or quasi-governmental actions.
Tracking Risk
The Sub-Adviser invests in fixed income securities to try to duplicate the investment composition and performance of a Fund's respective index. There is a risk that a Fund's performance may vary substantially from the performance of its respective index as a result of share purchases and redemptions, transaction costs, expenses and other factors.
Liquidity Risk
The Sub-Adviser may have difficulty selling securities the Funds hold at the time it would like to sell, and at the value the Funds have placed on those securities.
High Yield Risk
High yield securities and unrated securities of similar credit quality (securities rated below investment grade, commonly known as “junk bonds”) are subject to greater levels of credit, call, and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.
Long-term Ownership Strategy Risk
The Funds' investment approach generally emphasizes buying and holding securities over long periods. As such, the Funds could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause the Funds to underperform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover.
Tax Risk
The Funds' long-term ownership strategy historically has resulted in a low rate of turnover in its portfolio. Therefore, the Funds have accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds. Should the Sub-Adviser sell any appreciated assets in the Funds, shareholders generally will receive their proportional share of the resulting realized capital gains regardless of how long they owned such shares. As a result, unless you are purchasing shares of the Funds through a tax-advantaged account (such as an IRA), buying shares at a time when the Funds have unrealized gains might eventually cost you money in taxes.
Large Cap Risk
The risk that returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025
Mid Cap Stock Risk
The risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Generally, the smaller the company size, the greater the risk.
Interest Rate Risk
The risk that during periods of rising interest rates, the Funds' yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Funds' yield (and the market value of its securities) will tend to be higher. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities.
Prepayment (or Call) Risk
The risk that an issuer could exercise its right to pay principal on an obligation held by the Funds (such as an asset-backed security) earlier than expected. The exercise of such right may result in a decreased rate of return and a decline in value of those obligations and, accordingly, a decline in the Funds' net asset value.
U.S. Government Securities Risk
The risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Some U.S. Government Securities, such as Treasury bills, notes and bonds are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Banks), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instrumentalities in the future.
Municipal Securities Risks
The municipal market can be significantly affected by adverse tax, legislative, political or public health changes and the financial condition of issuers of municipal securities. In recent years an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, state and local economic and business developments, natural disasters and public health emergencies may adversely affect the yield and/or value of the Fund's investments in municipal securities. For example, a public health emergency, such as a pandemic, may significantly stress the financial resources of a municipal issuer, which may impair the municipal issuer's ability to meet its financial obligations and adversely impact the value of its bonds, which in turn could negatively impact the performance of the Fund. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund's ability to sell its municipal obligations at attractive prices.
Credit (or Default) Risk
The risk that the inability or unwillingness of an issuer or a counterparty to meet its principal or interest payments or other financial obligations will adversely affect the value of the Funds' investments and their returns. The credit quality of a debt security or of the issuer of a debt security held by the Funds could deteriorate rapidly, which may impair the Funds' liquidity or cause a deterioration in the Funds' net asset value.
Debt Extension Risk
The risk that an issuer will exercise its right to pay principal on an obligation held by the Funds later than expected. Under these circumstances, the value of the obligation will decrease.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2025
Inflation Risk
The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.
Income Risk
The risk that the income from the bonds the Funds holds will decline. This risk applies when the Funds invest the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.
Valuation Risk
The risk that the sale price the Funds could receive for a portfolio security may differ from the Funds' valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Fair valuation of the Funds' investments involves subjective judgment. The Funds' ability to value their investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. In addition, the value of the securities in the Funds' portfolios may change on days when shareholders will not be able to purchase or sell the Funds' shares.
Futures Risk
The risk arising from the Funds' use of futures which includes the risk that there will be imperfect correlation between the change in market value of the Funds' securities and the price of futures contracts; the possible inability of the Funds to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Funds' investment sub-adviser to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.
Geographic and Sector Risk
The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such state, geographic region or economic sector.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Advisers Investment Trust and Shareholders of State Farm Growth Fund, State Farm Balanced Fund, State Farm Interim Fund and State Farm Municipal Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of State Farm Growth Fund, State Farm Balanced Fund, State Farm Interim Fund and State Farm Municipal Bond Fund (four of the funds constituting Advisers Investment Trust, hereafter collectively referred to as the "Funds") as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
November 18, 2025
We have served as the auditor of one or more investment companies in Advisers Investment Trust since 2011.

Advisers Investment Trust
State Farm Funds
Additional Information
September 30, 2025 (Unaudited)
The following information is provided as required by the Internal Revenue Code for dividends paid by each Fund during the year ended September 30, 2025.
Fund	Total Qualified Dividend Income Distributed	Total Distributions Qualifying for the Dividends-Received Deduction
State Farm Growth Fund	$122,354,792	$117,427,183
State Farm Balanced Fund	26,401,269	25,831,069
State Farm Interim Fund	—	—
State Farm Municipal Bond Fund	—	—
Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Funds. Individual shareholders should refer to their Form 1099 to determine the amounts to be included on their federal income tax return.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
September 30, 2025 (Unaudited)
Not Applicable

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
PROXY DISCLOSURES
September 30, 2025 (Unaudited)
Not Applicable

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
September 30, 2025 (Unaudited)
Included on pages 62 and 63 in the Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS
September 30, 2025 (Unaudited)
Not Applicable

Investment Adviser
State Farm Investment Management Corp.
One State Farm Plaza, B-2
Bloomington, IL 61710
Investment Sub-Adviser
Northern Trust Investments, Inc.
50 South LaSalle Street
Chicago, IL 60603
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603
Independent Registered Public
Accounting Firm
PricewaterhouseCoopersLLP
One North Wacker
Chicago, IL 60606
Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215-6101
Distributor
Foreside Financial Services, LLC
190 Middle Street., Suite 301
Portland, ME 04101
For Additional Information, call
800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812
SF 9/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Code of Ethics that is the subject of the disclosure required by Item 2 is filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	November 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	November 26, 2025

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	November 26, 2025